1933 Act File No. 33-20673
                                                      1940 Act File No. 811-5514

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              X
                                                                   ------

      Pre-Effective Amendment No.         ........................

      Post-Effective Amendment No. 34 ............................   X
                                  ----                             ------

                                                                and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          X
                                                                       ------

      Amendment No. 35 ..........................................   X
                   ----                                           ------

                           VISION GROUP OF FUNDS, INC.

               (Exact Name of Registrant as Specified in Charter)

            5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7010
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           Victor R. Siclari, Esquire,
                           Federated Investors Tower,
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

___immediately upon filing pursuant to paragraph (b)
  _on ______________, pursuant to paragraph (b)
   60 days after filing pursuant to paragraph (a) (i)
   on                 pursuant to paragraph (a) (i)
_X_75 days after filing pursuant to paragraph (a)(ii) on _________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

 _ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


                                                               Copy to:

Matthew G. Maloney, Esquire
Dickstein Shapiro Morin & Oshinsky LLP
2101 L Street, N.W.
Washington, D.C.  20037

                              CROSS-REFERENCE SHEET

      This amendment to the Registration Statement of Vision Group of Funds, Inc., which is comprised of ten portfolios: (1) Vision Money Market Fund, (a) Class A Shares and (b) Class S Shares, (2) Vision Treasury Money Market Fund,
(a) Class A Shares and (b) Class S Shares, (3) Vision New York Tax-Free Money Market Fund, (4) Vision New York Municipal Income Fund, (a) Class A Shares, (5) Vision U.S. Government Securities Fund, (a) Class A Shares (6) Vision High Yield Bond Fund (a) Class A Shares,(7) Vision Mid Cap Value Fund (formerly, Vision Growth and Income Fund), (a) Class A Shares (b) Class B Shares (8) Vision Mid Cap Growth Fund, (formerly, Vision Capital Appreciation Fund), (a) Class A Shares (b) Class B Shares,(9) Vision Large Cap Value Fund (formerly, Vision Equity Income Fund), (a) Class A Shares (b) Class B Shares, (10) Vision Large Cap Growth Fund, (a) Class A Shares (b) Class B Shares. This Amendment to the Registration Statement only applies to Funds (4)-(10) and is comprised of the following:

PART A.    INFORMATION REQUIRED IN A PROSPECTUS.

                          Prospectus Heading
                                                (Rule 404(c) Cross Reference)


Item 1.      Cover Page.........................Cover Page.
             ----------
Item 2.      Synopsis...........................Summary of Fund Expenses.
             --------
Item 3.      Condensed Financial
             Information........................Financial Highlights; How the Funds Show Performance.
Item 4.      General Description of
             Registrant.........................Synopsis; How the Funds Invest; How the Fund Invests; Fund Objectives and
                                                Policies; Investment Objective; Investment Policies; Portfolio Turnover;
                                                Acceptable Investments; Investment Techniques, Features and Limitations;
                                                Investment Limitations; Appendix.
Item 5.      Management of the Fund.............Fund Management, Distribution, and Administration; Board of Directors;
             ----------------------
                                                Investment Adviser; Distribution of Fund Shares; Administration of the Funds;
                        Brokerage Transactions.
Item 6.      Capital Stock and Other
             Securities.........................Description of Fund Shares; Voting Rights and Other Information; Tax
                                                Information.
Item 7.      Purchase of Securities Being
             Offered............................How the Funds Value Their Shares; Minimum Initial Investment; How to Buy
                                                Shares; How to Exchange Shares; What Fund Shares Cost.
Item 8.      Redemption or Repurchase...........How to Redeem Shares.
             ------------------------

Item 9.      Pending Legal Proceedings..........None.
             -------------------------

PART B.    INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION.




Item 10.     Cover Page..................................Cover Page.
             ----------
Item 11.     Table of Contents...........................Table of Contents.
             -----------------
Item 12.     General Information and
             History.....................................General Information
                                                         About the Funds;
Item 13.     Investment Objectives and
             Policies....................................Investment Objectives
                                                         and Policies; Types of Acceptable Investments and
                                                         Techniques; Investment Limitations.
Item 14.     Management of the Fund......................Vision Group of Funds, Inc. Management.
             ----------------------
Item 15.     Control Persons and Principal
             Holders of Securities.......................Not Applicable
Item 16.     Investment Advisory and Other
             Services....................................Investment Advisory Services; Other Services;
             --------
Item 17.     Brokerage Allocation........................Brokerage Transactions.
             --------------------
Item 18.     Capital Stock and Other
             Securities..................................Description of Fund Shares.
Item 19.     Purchase, Redemption and
             Pricing of Securities Being
             Offered ....................................How To Buy Shares; Determining Market Value of Securities; Determining Net
                                                         Asset Value; Redeeming Fund Shares.
Item 20.     Tax Status..................................Tax Status.
             ----------
Item 21.     Underwriters................................Not applicable.
             ------------
Item 22.     Calculation of Performance
             Data........................................Performance Comparisons; Total Return; Yield; Tax-Equivalent Yield;
                        Tax-Equivalency Table.
Item 23.                                                 Financial
                                                         Statements
                                                         Incorporated by
                                                         reference to the
                                                         Registrant's
                                                         Annual Report
                                                         dated April 30,
                                                         1998 and
                                                         Semi-Annual Report
                                                         dated October 31,
                                                         1998.




                                   INSERT LOGO
                                  PROSPECTUS

                           VISION GROUP OF FUNDS, INC.
                        PROSPECTUS DATED MAY __, 1999

Vision Group of Funds, Inc. is an open-end management investment company (a mutual fund) that offers you a choice of ten separate investment portfolios with distinct investment objectives and policies. This prospectus relates to seven of the ten portfolios ("Funds").


                                 Class A Shares


                     VISION U.S. GOVERNMENT SECURITIES FUND
                      VISION NEW YORK MUNICIPAL INCOME FUND

                          VISION HIGH YIELD BOND FUND

                        Class A Shares and Class B Shares

                            VISION MID CAP VALUE FUND
                     (formerly Vision Growth & Income Fund)
                           VISION MID CAP GROWTH FUND
                   (formerly Vision Capital Appreciation Fund)
                           VISION LARGE CAP VALUE FUND
                      (formerly Vision Equity Income Fund)
                        VISION LARGE CAP GROWTH FUND


The shares offered by this prospectus are not deposits or obligations of Manufacturers and Traders Trust Company ("M&T bank"), are not endorsed or guaranteed by M&T bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. These shares involve investment risks including possible loss of principal.

This prospectus gives you information about each of the Funds, and can help you decide which of the Funds are suitable investments for you. Please read the prospectus before you invest and keep it for future reference.

The Vision High Yield Bond Fund may invest primarily in lower rated bonds, commonly referred to as junk bonds. Investments of this type are subject to a greater risk of loss of principal and interest than investments in higher rated securities. Investors should carefully assess the risks associated with an investment in this Fund. The Fund's adviser will endeavor to minimize these risks by diversifying the portfolio investments and by employing careful credit analysis of the portfolio investments.

You can find additional facts about each of the Funds in their combined Statement of Additional Information ("SAI") dated May __, 1999, which has also been filed with the Securities and Exchange Commission ("SEC"). The information contained in the SAI is incorporated by reference into this prospectus. To obtain a free copy of the SAI, or a paper copy of this prospectus, if you have received it electronically, or to make other inquiries about any of these Funds, simply call or write Vision Group of Funds, Inc. at the telephone number or address below. The SAI, material incorporated by reference into this document, and other information regarding the Funds is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VISION GROUP OF FUNDS, INC.
P.O. Box 4556
Buffalo, New York 14240-4556
(800) 836-2211
(716) 635-9368

TABLE OF CONTENTS

INSERT TOC-TO COME

3

SYNOPSIS

INVESTMENT OBJECTIVES AND POLICIES
Vision Group of Funds, Inc. (the "Corporation") offers you a convenient, affordable way to participate in ten separate, professionally managed portfolios. This prospectus describes seven of the portfolios: the Vision U.S. Government Securities Fund, Vision New York Municipal Income Fund, Vision High Yield Bond Fund, Vision Mid Cap Value Fund, Vision Mid Cap Growth Fund, Vision Large Cap Value Fund, and Vision Large Cap Growth Fund. The three other money market portfolios, Vision Money Market Fund, Vision Treasury Money Market Fund, and Vision New York Tax-Free Money Market Fund, are described in a separate prospectus.

VISION U.S. GOVERNMENT SECURITIES FUND

     ("U.S. GOVERNMENT SECURITIES FUND") IS A DIVERSIFIED PORTFOLIO WHICH SEEKS CURRENT INCOME BY INVESTING PRIMARILY IN SECURITIES THAT ARE GUARANTEED AS TO PAYMENT OF PRINCIPAL AND INTEREST BY THE U.S. GOVERNMENT, ITS AGENCIES OR INSTRUMENTALITIES. CAPITAL APPRECIATION IS A SECONDARY INVESTMENT CONSIDERATION. (SEE "HOW THE FUNDS INVEST.")

VISION NEW YORK MUNICIPAL INCOME FUND

     ("NEW YORK MUNICIPAL INCOME FUND") SEEKS CURRENT INCOME WHICH IS EXEMPT FROM FEDERAL REGULAR INCOME TAX AND THE PERSONAL INCOME TAXES IMPOSED BY THE STATE OF NEW YORK AND NEW YORK MUNICIPALITIES AND IS CONSISTENT WITH THE PRESERVATION OF CAPITAL. (SEE "HOW THE FUNDS INVEST.")

VISION HIGH YIELD BOND FUND

     ("HIGH YIELD BOND FUND") IS A DIVERSIFIED PORTFOLIO WHICH SEEKS HIGH CURRENT INCOME BY INVESTING PRIMARILY IN LOWER-RATED, FIXED INCOME SECURITIES. CAPITAL APPRECIATION IS A SECONDARY OBJECTIVE. (SEE "HOW THE FUNDS INVEST.")

VISION MID CAP VALUE FUND (formerly Vision Growth & Income Fund)

     ("MID CAP VALUE FUND") IS A DIVERSIFIED PORTFOLIO WHICH SEEKS LONG-TERM GROWTH OF CAPITAL AND INCOME. THE MID CAP VALUE FUND PURSUES ITS INVESTMENT OBJECTIVE BY INVESTING IN A DIVERSIFIED PORTFOLIO CONSISTING PRIMARILY OF EQUITY SECURITIES (E.G., COMMON STOCK, CONVERTIBLE SECURITIES), ALTHOUGH IT MAY ALSO INVEST IN DEBT SECURITIES (E.G., BONDS, NOTES). (SEE "HOW THE FUNDS INVEST.")

VISION MID CAP GROWTH FUND (formerly Vision Capital Appreciation Fund)

     ("MID CAP GROWTH FUND") IS A DIVERSIFIED PORTFOLIO WHICH SEEKS TO PRODUCE LONG- TERM CAPITAL APPRECIATION BY INVESTING IN A DIVERSIFIED PORTFOLIO
CONSISTING   PRIMARILY  OF  COMMON  STOCKS  THAT  THE  ADVISER   BELIEVES  OFFER
OPPORTUNITY  FOR  GROWTH  OF  CAPITAL,  ALTHOUGH  IT MAY  ALSO  INVEST  IN OTHER
SECURITIES HAVING SOME OF THE CHARACTERISTICS OF COMMON STOCKS, SUCH AS CONVERTIBLE PREFERRED STOCKS, CONVERTIBLE BONDS AND WARRANTS. (SEE "HOW THE FUNDS INVEST.")

VISION LARGE CAP VALUE FUND (formerly Vision Equity Income Fund)

     ("LARGE CAP VALUE FUND") IS A DIVERSIFIED PORTFOLIO WHICH SEEKS TO PROVIDE CURRENT INCOME. CAPITAL APPRECIATION IS A SECONDARY, NON-FUNDAMENTAL CONSIDERATION. THE LARGE CAP VALUE FUND PURSUES ITS INVESTMENT OBJECTIVE BY INVESTING IN A DIVERSIFIED PORTFOLIO CONSISTING PRIMARILY OF INCOME-PRODUCING EQUITY SECURITIES OF DOMESTIC COMPANIES (E.G., COMMON AND PREFERRED STOCKS, CONVERTIBLE SECURITIES). THE LARGE CAP VALUE FUND ALSO MAY INVEST IN FOREIGN EQUITY SECURITIES AND DEBT OBLIGATIONS. (SEE "HOW THE FUNDS INVEST.")

VISION LARGE CAP GROWTH FUND

     ("LARGE CAP GROWTH FUND") IS A DIVERSIFIED PORTFOLIO WHICH SEEKS CAPITAL APPRECIATION. THE LARGE CAP VALUE FUND PURSUES ITS INVESTMENT OBJECTIVE BY INVESTING IN A DIVERSIFIED PORTFOLIO CONSISTING PRIMARILY OF EQUITY SECURITIES (PRIMARILY COMMON STOCKS OF THE LARGEST GROWTH COMPANIES TRADED IN THE U.S. STOCK MARKETS). THE LARGE CAP GROWTH FUND ALSO MAY INVEST IN FOREIGN EQUITY SECURITIES, PRIMARILY THROUGH AMERICAN DEPOSITARY RECEIPTS. (SEE "HOW THE FUNDS INVEST.")

BUYING AND REDEEMING FUND SHARES
You can conveniently buy and redeem Fund Shares on almost any business day. Class A Shares of the Funds are sold at net asset value plus a sales charge and may be redeemed at net asset value. Class B Shares of the Funds are sold at net asset value and may be redeemed at net asset value, less any applicable contingent deferred sales charge. The minimum initial investment in each Fund is $500 ($250 for retirement plans and IRA accounts), and it may be waived or lowered from time to time. (See "Your Guide to Using the Funds.")

MANAGEMENT OF THE FUNDS
The Funds' investment adviser is Manufacturers and Traders Trust Company ("M&T Bank" or "Adviser"). M&T Bank makes investment decisions for the Funds. M&T Bank is the principal banking subsidiary of M&T Bank Corporation. (See "Adviser's Background").

SHAREHOLDER SERVICES
When you become a shareholder, you can easily get information about your account, and about the Funds and their services by calling M&T Bank's Mutual Fund Services at (800) 836-2211 (in the Buffalo area, phone 635-9368).

RISK FACTORS
An investment in the Funds involves certain risks that are explained more fully in the sections of the prospectus discussing each Fund's investment techniques.

YEAR 2000 READINESS
The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999 or experience other date-related problems. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses that rely on computers, like the Fund.

While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase.

However, this may be difficult with certain issuers. For example, funds dealing with foreign service providers or investing in foreign securities, will have difficulty determining the Year 2000 readiness of those entities. This is especially true of entities or issuers in emerging markets.

The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.

SUMMARY OF FUND EXPENSES

Every mutual fund incurs expenses in conducting operations, managing investments and providing services to shareholders. The following summary breaks out the Funds' expenses. You should consider this expense information, along with other information provided in the prospectus, in making your investment decision.



                                                 U.S. Government New York Municipal    High Yield        Mid Cap Value Fund
                                                 Securities Fund    Income Fund         Bond Fund
                                                     Class A          Class A            Class A        Class A      Class B
                                                 -------------------------------------------------------------------------------
Shareholder Transaction Expenses
Maximum Sales Load Imposed on Purchases
(as a percentage of offering price)                   4.50%            4.50%              4.50%          5.50%        None
Maximum Sales Load Imposed on Reinvested
Dividends (as a percentage of offering price)         None              None              None           None         None
Contingent Deferred Sales Charge (as a
percentage of original purchase price or
redemption proceeds, as applicable)                   None              None              None           None         5.50%
Redemption Fees
(as a percentage of amount redeemed, if               None              None              None           None         None
applicable)
Exchange Fee                                          None              None              None           None         None

Annual Operating Expenses
(As a percentage of average net assets)
Management Fee (after waiver, if applicable) (1)      0.65%            0.50%              0.70%          0.70%        0.70%
12b-1 Fees (2)                                        0.00%            0.00%              0.00%          0.00%        0.75%
Other Expenses (3)                                    0.27%            0.32%              1.38%          0.51%        0.51%
Shareholder Servicing Agent Fee (4)                   0.00%            0.00%              0.00%          0.25%        0.25%
   Total Operating Expenses (after waivers if         0.92%            0.82%              2.08%          1.21%        1.96%
applicable) (5)

                                                    Mid Cap Growth Fund       Large Cap Value Fund      Large Cap Growth Fund
                                                    Class A      Class B      Class A      Class B      Class A       Class B
                                                 --------------------------------------------------------------------------------
Shareholder Transaction Expenses
Maximum Sales Load Imposed on Purchases
(as a percentage of offering price)                  5.50%        None         5.50%        None         5.50%         None
Maximum Sales Load Imposed on Reinvested
Dividends (as a percentage of offering price)        None         None         None         None          None         None
Contingent Deferred Sales Charge (as a
percentage of original purchase price or
redemption proceeds, as applicable)                  None         5.50%        None         5.50%         None         5.50%
Redemption Fees (as a percentage of amount
redeemed, if applicable)                             None         None         None         None          None         None
Exchange Fee                                         None         None         None         None          None         None

Annual Operating Expenses
(As a percentage of average net assets)
Management Fee (after waiver, if applicable) (1)     0.85%        0.85%        0.70%        0.70%        0.85%        0.85%
12b-1 Fees (2)                                       0.00%        0.75%        0.00%        0.75%        0.00%        0.75%
Other Expenses  (3)                                  0.65%        0.65%        0.31%        0.31%        0.69%        0.69%
   Shareholder Servicing Agent Fee (4)               0.25%        0.25%        0.00%        0.25%        0.00%        0.25%
    Total Operating Expenses (after waiver if        1.50%        2.25%        1.01%        2.01%        1.54%        2.54%
applicable) (5)


(1) The management fee has been reduced to reflect the voluntary waiver by the investment adviser. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.70% for the U.S. Government Securities Fund Class A and the New York Municipal Income Fund Class A.

(2) The U.S. Government Securities Fund Class A, New York Municipal Income Fund Class A, High Yield Bond Fund Class A, Mid Cap Value Class A Shares, Mid Cap Growth Fund Class A Shares, Large Cap Value Fund Class A Shares, and Large Cap Growth Fund Class A Shares have no present intention of paying or accruing 12b-1 fees. If the Funds were paying or accruing 12b-1 fees, they would be able to pay up to 0.25% of each Funds' daily average assets for 12b-1 fees. See "Fund Management, Distribution and Administration."

(3) Other expenses for the Mid Cap Growth Fund were 0.66% absent the voluntary waivers of the administrative fees by the administrator. The administrator can terminate this voluntary waiver at any time at its sole discretion.

(4) The U.S. Government Securities Fund Class A, New York Municipal Income Fund Class A, High Yield Bond Fund Class A Shares, Large Cap Value Class A Shares, and Large Cap Growth Fund Class A Shares have no present intention of paying or accruing shareholder servicing fees. If the Funds were paying or accruing shareholder servicing fees, they would be able to pay up to 0.25% of each Funds' daily average assets for shareholder servicing fees. See "Fund Management, Distribution and Administration."

(5) The Total Fund Operating Expenses for the U.S. Government Securities Fund Class A Shares, New York Municipal Income Fund Class A Shares, and Large Cap Value Fund Class A Shares in the table above are based on expenses expected during the fiscal year ending April 30, 1999 and were 1.03%, 0.96%, and 1.08% respectively for the fiscal year ended April 30, 1998. The Total Operating Expenses would have been 1.12% for the U.S. Government Securities Fund Class A Shares, 1.27% for the New York Municipal Income Fund Class A Shares, 1.51% for the Mid Cap Growth Fund Class A Shares, and 1.60% for the Large Cap Value Fund Class A Shares absent the voluntary waivers described above. The Annual Operating Expenses of the High Yield Bond Fund Class A Shares, Mid Cap Value Fund Class B Shares, Mid Cap Growth Fund Class B Shares, Large Cap Value Class B Shares Large-Cap Growth Fund Class A Shares, and Large-Cap Growth Fund Class B Shares are based on expenses expected during the fiscal year ending April 30, 2000.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Funds will bear either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Fund Management, Distribution and Administration" in the prospectus. Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

EXAMPLE
You would pay the following expenses on a $1,000 investment assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3)payment of the maximum sales load. As noted in the table above, the Funds charge no redemption fees.



                               U.S. Government    New York Municipal      High Yield
                               Securities Fund        Income Fund          Bond Fund               Mid Cap Value Fund
                                   Class A              Class A             Class A            Class A             Class B
                             ----------------------------------------------------------------------------------------------------
1 Year                               $54                  $53                 $65                $67                 $77
3 Years                              $73                  $70                $107                $91                $105
5 Years                              $94                  $88                 N/A                $118                N/A
10 Years                             $153                $142                 N/A                $194                N/A

                                    Mid Cap Growth Fund             Large Cap Value Fund            Large Cap Growth Fund
                                 Class A          Class B         Class A         Class B          Class A          Class B
                             ----------------------------------------------------------------------------------------------------
1 Year                             $69              $79             $65             $77              $70              $82
3 Years                            $100            $114             $85             $107            $101             $122
5 Years                            $132             N/A             $108            N/A              N/A              N/A
10 Years                           $224             N/A             $172            N/A              N/A              N/A

     The above example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.


FINANCIAL HIGHLIGHTS

(For a Share outstanding throughout each period)

The following table has been audited by Ernst & Young LLP, the Funds' independent auditors. Their report, dated June 17, 1998, on the Funds' financial statements for the fiscal year ended April 30, 1998, and on the following table for the periods presented, is included in the Annual Report, which is incorporated by reference into the SAI. This table should be read in conjunction with the Funds' financial statements and notes thereto, which may be obtained from the Funds. Since the date of this prospectus (effective May __, 1999), the following funds have changed their names and/or have designated their outstanding Shares as Class A Shares: Vision U.S. Government Securities Fund, Vision New York Municipal Income Fund, Vision Mid Cap Value Fund (formerly Vision Growth & Income Fund), Vision Mid Cap Growth Fund (formerly Vision Capital Appreciation Fund), Vision Large Cap Value Fund (formerly Vision Equity Income Fund). In addition, as of the date of this prospectus, Vision High Yield Bond Fund and Vision Large Cap Growth Fund began publicly offering their Shares for sale and, therefore, have no prior performance.




27

                        NET                                             DISTRIBUTIONS
           NET ASSET INVESTMENT   NET REALIZED             DISTRIBUTIONS IN EXCESS OF  DISTRIBUTIONS
  YEAR      VALUE,     INCOME    AND UNREALIZED TOTAL FROM   FROM NET         NET        FROM NET
  ENDED    BEGINNING (OPERATING  GAIN (LOSS) ON INVESTMENT  INVESTMENT    INVESTMENT     REALIZED        TOTAL
APRIL 30,  OF PERIOD   LOSS)      INVESTMENTS   OPERATIONS    INCOME        INCOME         GAINS     DISTRIBUTIONS

U.S. GOVERNMENT SECURITIES FUND
1994(a)     $10.00      0.34         (0.75)       (0.41)       (0.34)         --            --           (0.34)
1995         $9.25      0.56         (0.16)        0.40        (0.56)         --            --           (0.56)
1996         $9.09      0.52          0.22         0.74        (0.52)         --            --           (0.52)
1997         $9.31      0.58         (0.03)        0.55        (0.58)         --            --           (0.58)
1998         $9.28      0.60          0.34         0.94        (0.60)        (0.01)(i)      --           (0.61)
NEW YORK MUNICIPAL INCOME FUND (FORMERLY, NEW YORK TAX-FREE FUND)
1994(a)     $10.00      0.20         (0.39)       (0.19)       (0.20)         --            --           (0.20)
1995         $9.61      0.46          0.06         0.52        (0.46)         --            --           (0.46)
1996         $9.67      0.46          0.23         0.69        (0.46)         --            --           (0.46)
1997         $9.90      0.48          0.18         0.66        (0.48)         --            --           (0.48)
1998        $10.08      0.46          0.38         0.84        (0.46)         --           (0.04)        (0.50)
GROWTH AND INCOME FUND
1994(e)     $10.00      0.07         (0.08)       (0.01)       (0.06)         --            --           (0.06)
1995         $9.93      0.21          0.43         0.64        (0.22)         --            --           (0.22)
1996        $10.35      0.13          2.98         3.11        (0.11)         --            --           (0.11)
1997        $13.35      0.13          2.35         2.48        (0.13)         --           (0.59)        (0.72)
1998        $15.11      0.11          4.34         4.45        (0.09)         --           (3.34)        (3.43)
CAPITAL APPRECIATION FUND
1997(f)     $10.00      0.02(h)       1.35         1.37        (0.02)        (0.03)(i)     (0.06)        (0.11)
1998        $11.26     (0.07)         4.44         4.37         --            --           (0.86)        (0.86)
EQUITY INCOME FUND
1998(j)      $9.99      0.08          1.47         1.55        (0.07)           --            --         (0.07)

(a) Reflects operations for the period from September 22, 1993 (date of initial public investment) to April 30, 1994. (b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(c) Computed on an annualized basis.
(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above. (e) Reflects operations for the period from November 29, 1993 (date of initial public investment) to April 30, 1994.
(f) Reflects operations for the period from July 3, 1996 (date of initial public investment) to April 30, 1997. (g) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged. This disclosure is required for fiscal years beginning on or after September 1, 1995. (h) Per share information presented is based upon the monthly average number of shares outstanding due to large fluctuations in the number of shares outstanding during the period. (i) Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal tax purposes. (j) Reflects operations for the period from September 26, 1997 (date of initial public investment) to April 30, 1998. Further information about the Funds' performance is contained in the Funds' Annual Report for the fiscal year ended April 30, 1998, which can be obtained free of charge.



FINANCIAL HIGHLIGHTS-CONTINUED

                                                     RATIOS TO AVERAGE NET ASSETS

                                       NET                          NET ASSETS,
NET ASSET                           INVESTMENT        EXPENSE           END        AVERAGE
VALUE, END    TOTAL                   INCOME          WAIVER/        OF PERIOD    COMMISSION  PORTFOLIO
OF PERIOD   RETURN(b) EXPENSES   (OPERATING LOSS) REIMBURSEMENT(d) (000 OMITTED) RATE PAID(g) TURNOVER

   $9.25      (4.23%)   0.00%(c)       6.11%(c)         1.86%(c)      $24,468         --         320%
   $9.09       4.59%    0.43%          6.20%            1.01%         $29,573         --          78%
   $9.31       8.10%    1.16%          5.41%            0.17%         $34,492         --         132%
   $9.28       6.05%    1.11%          6.23%            0.20%         $44,485         --         121%
   $9.61      10.42%    1.03%          6.30%            0.09%         $53,922         --          70%
   $9.61      (1.22%)   0.00%(c)       4.79%(c)         1.78%(c)      $25,225         --          21%
   $9.67       5.58%    0.40%          4.80%            1.12%         $27,346         --          51%
   $9.90       7.18%    1.04%          4.60%            0.34%         $32,621         --         113%
  $10.08       6.76%    1.01%          4.74%            0.38%         $35,480         --          79%
  $10.42       8.37%    0.96%          4.35%            0.31%         $43,456         --          45%
   $9.93      (0.12%)   0.00%(c)       2.24%(c)         2.15%(c)      $22,944         --          27%
  $10.35       6.61%    0.47%          2.16%            0.96%         $39,358         --          79%
  $13.35      30.18%    1.16%          1.09%             --           $65,119         --          77%
  $15.11      18.61%    1.14%          0.87%             --          $114,090      $0.0549       134%
  $16.13      31.40%    1.21%          0.65%             --          $143,404      $0.0542        88%
  $11.26      13.97%    0.88%(c)       0.18%(c)         0.96%(c)      $33,440      $0.0628        41%
  $14.77      40.07%    1.50%         (0.64%)           0.01%         $75,095      $0.0547        86%
  $11.47      15.51%    1.08%(c)       1.41%(c)         0.52%(c)      $37,403      $0.0707        11%



HOW THE FUNDS INVEST

FUND OBJECTIVES AND POLICIES
The investment objective and policies of each Fund appear below. The investment objective of a Fund cannot be changed without shareholder approval. While a Fund cannot assure that it will achieve its investment objective, it attempts to do so by following the investment policies described below.

Unless indicated otherwise, the investment policies of a Fund may be changed by the Board of Directors ("Directors") without shareholder approval. However, shareholders will be notified before any material change in these policies becomes effective. Additional information about investments, investment limitations and strategies, and certain investment policies appears in the "Investment Techniques, Features, and Limitations" section of this prospectus.

VISION U.S. GOVERNMENT SECURITIES FUND

Investment Objective
The investment objective of the U.S. Government Securities Fund (referred to in this section as the "Fund") is current income.

Investment Policies
The Fund pursues its investment objective by investing, under normal market circumstances, at least 65% of its total assets in a diversified portfolio consisting of securities that are guaranteed as to payment of principal and interest by the U.S. government or its agencies or instrumentalities. Capital appreciation is a secondary, non-fundamental investment consideration. The Fund anticipates that most of its assets will be invested in fixed income securities having maturities greater than one year. Certain mortgage-backed securities, including Adjustable Rate Mortgage Securities ("ARMS") and Collateralized Mortgage Obligations ("CMOs"), are included within the definition of "U.S. Government Securities." Depending upon market conditions, the Fund may invest a substantial portion of its assets in mortgage-backed securities. For a description of these securities and the following list of Acceptable Investments, see the "Investment Techniques, Features, and Limitations" section.

Acceptable Investments
The Fund's investments include:

o        U.S. government securities;
o mortgage-backed securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property;
o asset-backed securities that are similar to mortgage-backed securities, but have underlying assets that are not mortgage loans or interests in mortgage loans;
o        taxable municipal securities;
o domestic issues of corporate debt obligations, including demand master notes, rated at the time of purchase Aaa, Aa, or A by Moody's Investors Service, Inc. ("Moody's"), or AAA, AA, or A by Standard & Poor's ("S&P") or by Fitch IBCA, Inc. ("Fitch"), or, if unrated, of comparable quality as determined by the Adviser;
o commercial paper that at the time of purchase is rated not less than P-1, A-1, or F-1 by Moody's, S&P, or Fitch, respectively, or, if unrated, of comparable quality as determined by the Adviser;
o        securities of other investment companies; and
o money market instruments, including time and savings deposits (including certificates of deposit) in commercial or savings banks, bankers' acceptances, and repurchase agreements collateralized by high quality, liquid investments.

VISION NEW YORK MUNICIPAL INCOME FUND

Investment Objective
The investment objective of the New York Municipal Income Fund (referred to in this section as the "Fund") is to provide current income which is exempt from federal regular income tax and the personal income taxes imposed by the State of New York and New York municipalities and is consistent with the preservation of capital.

Interest income of the Fund that is exempt from the income taxes described above retains its exempt status when distributed to the Fund's shareholders. Income distributed by the Fund may not necessarily be exempt from state or municipal taxes in states other than New York.

Investment Policies
The Fund pursues its investment objective by investing primarily in securities, the interest of which is exempt from federal regular income tax and personal income taxes imposed by the State of New York and New York municipalities. The Fund invests in these securities to earn income consistent with the preservation of capital. Under normal market conditions, at least 80% of the Fund's net assets will be invested in securities the interest on which is exempt from federal regular income tax. However, the interest on these securities may be subject to the federal alternative minimum tax or "AMT." Under normal market conditions, at least 65% of the value of the Fund's total assets will be invested in obligations issued by or on behalf of the State of New York, its political subdivisions or agencies the interest of which is exempt from the personal income tax imposed by the State of New York and New York municipalities. For a description of these securities and the following list of Acceptable Investments, see the "Investment Techniques, Features, and Limitations" section.

Acceptable Investments
The Fund's investments include:

o obligations issued by or on behalf of the State of New York, its political subdivisions, or agencies ("New York municipal securities");
o debt obligations of any state, territory, or possession of the United States, including the District of Columbia, or any political subdivision of any of these; and
o participation interests, as described below, in any of the above obligations, the interest from which is, in the opinion of bond counsel for the issuers or in the opinion of officers of the Corporation or the opinion of the Adviser, exempt from both federal income tax and the personal income taxes imposed by the State of New York and New York municipalities.

The Fund also may invest in municipal leases, variable amount demand master notes, securities of other investment companies, temporary investments and certain other investments as well as engage in certain investment techniques as noted in this prospectus.

     Maturity
     The maturity of debt securities may be considered long (more than 10 years), intermediate (3 to 10 years), or short-term (less than 3 years). The proportion invested by the Fund in each category can be expected to vary depending upon the evaluation of market patterns and trends by the Adviser. However, the Fund anticipates that, under normal circumstances, at least 65% of its total assets will be invested in fixed income securities having maturities of greater than one year.

     Rating Characteristics
     The Fund may buy municipal securities which, at the time of purchase, are "investment grade," which are one of the top four rating categories of a nationally recognized statistical rating organization ("NRSRO"). For example, investment grade bonds are those that are rated Aaa, Aa, A, or Baa by Moody's, or AAA, AA, A, or BBB by S&P or by Fitch. In certain cases, the Adviser may purchase securities which are unrated if it determines that they are of comparable quality to the investment grade securities described above. If any security purchased by the Fund is subsequently downgraded below investment grade, the Fund is not required to sell or otherwise dispose of the security, but may consider doing so. It should be noted that bonds receiving the lowest of the four investment grade ratings listed above (e.g., Baa or BBB) have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments on such bonds than higher rated bonds. A description of the rating categories is contained in the Appendix to this Prospectus.

     AMT Obligations
     Interest on certain private activity municipal bonds issued after August 7, 1986, is a tax preference item for purposes of computing the federal alternative minimum tax ("AMT"), although interest on these bonds is not subject to federal income tax. These bonds are referred to as "AMT bonds" or "AMT obligations". The Fund, in pursuing its investment objectives and policies, may invest more than 20% of its assets in such AMT obligations.

     Temporary Investments
     As noted above, under normal circumstances, the Fund invests its assets so that at least 80% of its net assets are invested in securities that pay interest exempt from federal regular income tax and at least 65% of its total assets are invested in securities the interest on which is exempt from the personal income taxes imposed by the State of New York and New York municipalities. From time to time, when the Adviser determines that market conditions call for a temporary defensive posture, the Fund may invest in short-term non-New York municipal tax-exempt obligations or taxable temporary investments. These temporary investments include: obligations issued by or on behalf of municipal or corporate issuers; obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities; money market instruments; commercial paper; certificates of deposit, bankers' acceptances or other instruments issued by a U.S. branch of a domestic bank, or savings and loan association with capital, surplus, and undivided profits in excess of $1 billion at the time of purchase; shares of other investment companies; repurchase agreements; and reverse repurchase agreements. Although the Fund is permitted to make taxable, temporary investments, there is no current intention of generating income subject to federal regular income tax or personal income taxes imposed by the State of New York or New York municipalities.

Investment Risks
Yields on New York municipal securities depend on a variety of factors, including, but not limited to: the general conditions of the short-term municipal note market and the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue. Further, any adverse economic conditions or developments affecting the State, counties, municipalities or City of New York could impact the Fund's portfolio. The ability of the Fund to achieve its investment objective also depends on the continuing ability of the issuers of New York municipal securities and participation interests, or the guarantors of either, to meet their obligations for the payment of interest and principal when due. Investing in New York municipal securities which meet the Fund's quality standards may not be possible if the State, counties, municipalities and City of New York do not maintain their current credit ratings. An expanded discussion of the current economic risks associated with the purchase of New York municipal securities is contained in the SAI.

VISION HIGH YIELD BOND FUND

Investment Objective
The investment objective of the High Yield Bond Fund (referred to in this section as the "Fund") is to provide high current income. Capital appreciation is a secondary objective.

Investment Policies
The Fund pursues its investment objective by investing, under normal circumstances, at least 65% of its total assets in lower-rated, fixed income securities with a focus on corporate debt obligations.

These corporate debt obligations are generally rated BBB or lower by S&P or Baa or lower by Moody's, or are not rated but are determined by the Adviser to be of comparable quality. These obligations have speculative characteristics and are commonly referred to as junk bonds. (See the "High Yield Securities" for additional description of these securities, their ratings and associated risks.) Certain fixed rate obligations in which the Fund invests may involve equity characteristics. The Fund may, for example, invest in unit offerings that combine fixed rate securities and common stock or common stock equivalents such as warrants, rights, and options.

For a description of these securities and the following list of Acceptable Investments, see the "Investment Techniques, Features, and Limitations" section.

Acceptable Investments The Fund's investments include:

         corporate debt obligations, generally rated BBB or Baa and lower (see "High Yield Securities" below); while the Fund's emphasis will be on domestic debt obligations, it reserves the flexibility to invest in foreign debt obligations;
         common or preferred stock;
         convertible securities;
         U.S. government securities;
o money market instruments, including commercial paper, short-term notes, time and savings deposits (including certificates of deposit) in commercial or savings banks, bankers' acceptances, and repurchase agreements; and
         debt obligations of any state, territory, or possession of the United States, including the District of Columbia, or any political subdivision of any of these, so long as they are either (1) rated in one of the four highest grades by NRSROs or (2) issued by a public housing agency and backed by the full faith and credit of the United States;
         mortgage-backed securities;
o        asset-backed securities;
o        real estate investment trusts
o        securities of other investment companies; and
o        warrants.

     High Yield Securities
     The High Yield Bond Fund has no minimal acceptable rating for a security it purchases or holds. Lower-rated or unrated bonds are commonly referred to as high yield securities or junk bonds. Lower-rated securities will offer higher yields than higher-rated securities, but have more risks because of reduced creditworthiness and increased risk of default. Lower-rated securities also tend to have more price volatility and carry more risk to principal and income than higher-rated securities. Lower-rated securities tend to reflect short-term corporate and market developments to a greater extent than higher-rated securities which react primarily to fluctuations in the general level of interest rates. A description of the rating categories is contained in the Appendix to this Prospectus.

     An economic downturn may adversely affect the value of some lower-rated bonds. Such a downturn may especially affect highly leveraged companies or companies in cyclically sensitive industries, where deterioration in a company's cash flow may impair its ability to meet its obligation to pay principal and interest to bondholders in a timely fashion. From time to time, as a result of changing conditions, issuers of lower-rated bonds may seek or may be required to restructure the terms and conditions of the securities they have issued. As a result of these restructurings, holders of lower-rated securities may receive less principal and interest than they had bargained for at the time such bonds were purchased. In the event of a restructuring, the Fund may bear additional legal or administrative expenses in order to maximize recovery from an issuer.

     The secondary trading market for lower-rated bonds is generally less liquid than the secondary trading market for higher-rated bonds. On occasion, therefore, it may become difficult to price or dispose of a particular security in the portfolio.

     The Fund may, from time to time, own zero coupon bonds or pay-in-kind securities. A zero coupon bond makes no periodic interest payments and the entire obligation becomes due only upon maturity. Pay-in-kind securities make periodic payments in the form of additional securities (as opposed to cash). The price of zero coupon bonds and pay-in-kind securities are generally more sensitive to fluctuations in interest rates than are conventional bonds. Additionally, federal tax law requires that interest on zero coupon bonds and pay-in-kind securities be reported as income to the Fund even though the Fund receives no cash interest until the maturity or payment date of such securities.

     Reducing Risks of Lower-Rated Securities
     The Adviser will attempt to manage the risks of investing in lower-rated securities through professional portfolio management techniques. They may include the following:

     Credit Research. The Adviser will perform its own credit analysis in addition to using NRSROs and other sources, including discussions with the issuer's management, the judgment of other investment analysts, and its own informed judgment. The Adviser's credit analysis will consider the issuer's financial soundness, its responsiveness to changes in interest rates and business conditions, and its anticipated cash flow, interest or dividend coverage and earnings.

     Diversification. The Fund will invest in securities of many different issuers, industries, and economic sectors.

     Economic Analysis. The Adviser will analyze current developments and trends in the economy and in the financial markets, giving attention to the timing and selection of investments as well as the analysis of the business cycle.



VISION MID CAP VALUE FUND

Investment Objective
The investment objective of the Mid Cap Value Fund (referred to in this section as the "Fund") is to provide long-term growth of capital and income.

Investment Policies
The Fund pursues its investment objective by investing in a diversified portfolio consisting primarily of equity securities (e.g., common stock, convertible securities) and debt securities (e.g., bonds, notes). The Adviser will select equity securities to achieve growth and will select fixed-income, convertible securities and other interest-paying debt securities to obtain income. However, either category of equity or debt securities may be purchased for growth of capital and/or income. The Adviser will invest in companies on the basis of traditional research techniques, including assessment of the companies' earnings and dividend growth prospects, sound management techniques, ability to finance expected growth, and on the basis of a company's undervaluation relative to other companies in the same industry. These companies may be categorized as "seasoned" or "well-established" companies, although companies with less-established operating histories may be chosen for investment if they have growth elements and present opportunities for income.

Under normal market conditions, at least 65% of the value of the Fund's total assets will be invested in equity and debt securities that are expected to produce growth of capital and/or income. However, as a matter of operating policy, the Adviser intends to invest at least 65% of the Fund's total assets in equity securities that are expected to produce growth of capital and/or income.

In selecting investments, the Adviser intends to invest at least 65% of the Fund's total assets in mid-size (mid-cap) companies that are regarded as "undervalued." It is anticipated that the Fund's portfolio securities in the aggregate will have an average weighted market capitalization of $1 billion to $10 billion at the time of investment, which could be considered the mid-capitalization sector of the market.

The Adviser will focus on mid-cap companies because they offer the potential for greater growth than more conservative, large company stocks, with generally less volatility than more aggressive, smaller-company stocks. Mid- cap companies are often beyond the new or emerging phase of their life cycles, yet still are dynamic enough to be more responsive and adaptive to changing needs than large-cap companies. As a result, mid-cap companies can offer greater potential for growth than large-cap companies, yet tend to have less risk than small-cap companies because of their greater resources, more established organizational structures and more experienced management. The Adviser also may invest in large-cap companies and, to a lesser extent, small-cap companies when consistent with the Fund's investment objective of long-term growth of capital and income.


The Adviser also will focus on companies that are undervalued. A value approach seeks companies whose stock prices do not appear to reflect their underlying value as measured by assets, earnings, cash flow, business franchises, or other quantitative or qualitative measurements. Value stocks may be out of favor with or misunderstood by investors for a variety of reasons, but are considered to have inherent value or future prospects that are not currently reflected in their stock price. Accordingly, value stocks may have a lower price/earnings ratio and a higher dividend yield than competitors, and thereby offer greater income and growth potential.


Investors should be aware that since the major portion of the Fund's portfolio will normally be invested in common stocks, the Fund's net asset value may be subject to greater fluctuation than a portfolio containing a substantial amount of fixed income securities. There can be no assurance that the objective of the Fund will be realized, that any income will be earned, or that the Fund's portfolio will not decline in value. For a description of these securities and the following list of Acceptable Investments, see the "Investment Techniques, Features, and Limitations" section.

Acceptable Investments
The securities in which the Fund invests include:

o common or preferred stocks of U.S. companies which are either listed on the New York ("NYSE") or American Stock Exchange ("AMEX"), or other domestic stock exchange, or are traded in the over-the-counter markets and are considered by the Adviser to have an established market;
o        convertible securities;
o investments in American Depository Receipts ("ADRs") of foreign companies traded on the NYSE or in the over-the-counter market. The Fund may not invest more than 25% of its total assets in ADRs. In addition, the Fund may invest up to 20% of its total assets in other securities of foreign issuers ("Non-ADRs");
o domestic issues of corporate debt obligations (including convertible bonds and debentures) rated, at the time of purchase, investment grade by a NRSRO (e.g., Baa or higher by Moody's, or BBB or higher by S&P or Fitch) or, if unrated, of comparable quality as determined by the Adviser;
o        U.S. government securities;
o        securities of other investment companies;
o        mortgage-backed securities;
o        asset-backed securities;
o money market instruments, including commercial paper that, at the time of purchase, are rated not less than P-1, A-1 or F-1, by Moody's, S&P or Fitch, respectively, or, if unrated, are of comparable quality as determined by the Adviser, time and savings deposits (including certificates of deposit) in commercial or savings banks, and bankers' acceptances; and
o        warrants.

VISION MID CAP GROWTH FUND

Investment Objective
The investment objective of the Mid Cap Growth Fund (referred to in this section as the "Fund") is to produce long-term capital appreciation.

Investment Policies
The Fund pursues its investment objective by investing in a diversified portfolio comprised primarily of common stocks or other securities that have some of the characteristics of common stocks, such as convertible preferred stocks, convertible bonds, and warrants. The principal factor in selecting convertible securities will be the potential opportunity to benefit from movement in stock price (growth). Under normal market conditions, the Fund intends to have at least 75% of its total assets invested in securities which the Adviser believes offer opportunity for capital appreciation. Current income is a secondary, non-fundamental investment consideration. The Adviser will generally select common stocks of well-financed issuers (e.g., issuers that generate sufficient cash flow to support their growth needs or have sufficient credit quality to obtain financing to support their growth) which have demonstrated profitability in the past or have the potential for profitability in the future. It is anticipated that the Fund's portfolio securities in the aggregate will have an average weighted market capitalization of $1 billion to $10 billion at the time of investment, which could be considered the mid-capitalization sector of the market. The Adviser, may, however, select for purchase common stocks of well-known companies with individual market capitalizations of over $10 billion, as well as companies that have individual market capitalizations as low as $250 million, if it believes such common stocks offer particular opportunities for long-term capital appreciation (growth). At least 65% of the Fund's total assets will be in mid-capitalization securities that are regarded as having growth opportunities.

In selecting investments for growth, the Adviser will consider various financial characteristics of the issuer, including historical sales and net income, debt/equity and price/earnings ratios and growth rates. Certain qualitative factors such as product dominance, management experience, and research and development commitment will be evaluated. Investors should be aware that since the major portion of the Fund's portfolio will normally be invested in common stocks, the Fund's net asset value may be subject to greater fluctuation than a portfolio containing a substantial amount of fixed income securities. There can be no assurance that the objective of the Fund will be realized, that any income will be earned, or that the Fund's portfolio will not decline in value.

For a description of these securities and the following list of Acceptable Investments, see the "Investment Techniques, Features, and Limitations" section.

Acceptable Investments
The securities in which the Fund invests include:

o common or preferred stocks of U.S. companies which are either listed on the NYSE or AMEX, or other domestic stock exchange, or are traded in the over-the-counter markets and are considered by the Adviser to have an established market;
o        convertible securities;
o investments in ADRs of foreign companies traded on the New York or American Stock Exchange, or other domestic stock exchanges, or in the over-the-counter market. The Fund may not invest more than 25% of its total assets in ADRs and may not invest more than 5% of its total assets in foreign securities other than ADRs;
o domestic issues of corporate debt obligations (including convertible bonds and debentures) rated, at the time of purchase, investment grade by an NRSRO (e.g., Baa or higher by Moody's, or BBB or higher by S&P or Fitch), or, if unrated, of comparable quality as determined by the Adviser;
o        U.S. government securities;
o        securities of other investment companies;
o for temporary defensive purposes, the Fund may invest up to 25% of its total assets in money market instruments, including commercial paper that, at the time of purchase, are rated not less than P-1, A-1 or F-1, by Moody's, S&P or Fitch, respectively, or, if unrated, are of comparable quality as determined by the Adviser, time and savings deposits (including certificates of deposit) in domestic and foreign commercial or savings banks, and bankers' acceptances; and
o        warrants.

VISION LARGE CAP VALUE FUND

Investment Objective
The investment objective of the Large Cap Value Fund (referred to in this section as the "Fund") is to provide current income. Capital appreciation is a secondary, non-fundamental consideration.

Investment Policies
The Fund pursues its investment objective by maintaining a diversified portfolio consisting primarily of income-producing equity securities of domestic companies (e.g., common and preferred stocks, convertible securities). The Fund will attempt to provide a yield greater than the average yield offered by the stocks of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index") and a lower level of price volatility, although there is no assurance that it will be able to do so. The Adviser will invest in companies on the basis of traditional research techniques, including assessment of a company's earnings and dividend growth prospects, risk/volatility of the company's industry, sound management techniques, ability to finance expected growth, and on the basis of a company's undervaluation relative to other companies in the same industry. These companies may be categorized as "seasoned" or "well-established" companies, although companies with less-established operating histories may be chosen for investment if they present opportunities for income and capital appreciation.

Under normal market conditions, the Fund intends to invest at least 65% of the value of its total assets in equity securities that are expected to produce current income. The Fund will also consider to a lesser extent whether the securities offer the opportunity for capital appreciation. In selecting investments, the Adviser intends to invest at least 65% of the Fund's total assets in large capitalization ("large-cap") companies which are those companies with a market capitalization of at least $10 billion or more at the time of investment and which are regarded as "undervalued". The Adviser also may invest, to a lesser extent, in medium capitalization ("mid-cap") or small-capitalization ("small-cap") companies which are generally companies with a market capitalization under $10 billion. Investors should be aware that since the major portion of the Fund's portfolio will normally be invested in common stocks, the Fund's net asset value may be subject to greater fluctuation than a portfolio containing a substantial amount of fixed income securities. There can be no assurance that the objective of the Fund will be realized, that any income will be earned, or that the Fund's portfolio will not decline in value.

While equity securities of large-cap companies are generally less volatile than those of more aggressive mid-to-small cap companies, they may also offer less potential for high growth. However, large-cap companies generally offer more potential for income than mid-cap and small-cap stocks because they provide a history of dividends that may help reduce the effects of broader stock price changes. Furthermore, large-cap companies are often beyond the new or emerging phase of their life cycles, yet still may be dynamic enough to be responsive and adaptive to changing needs. Large-cap companies can also offer potential for growth yet tend to have less risk than small-cap companies because of their greater resources, more established organizational structures and more experienced management.

The Adviser also will focus on stocks of companies with unrecognized or undervalued assets. Such a value approach seeks companies whose stock prices do not appear to reflect their underlying value as measured by assets, earnings, cash flow, business franchises, or other quantitative or qualitative measurements. Value stocks may be out of favor with or misunderstood by investors for a variety of reasons, but are considered to have inherent value or future prospects that are not currently reflected in their stock price. Accordingly, value stocks may have a price/ earnings ratio less than the S&P 500 Index, lower than average price to book value, and higher than average dividend yields than competitors, and thereby offer greater income and growth potential.

The Fund may also seek income by investing up to 35% of the value of its total assets in debt obligations.

For a description of these securities and the following list of Acceptable Investments, see the "Investment Techniques, Features, and Limitations" section.

Acceptable Investments
The securities in which the Fund invests include:

o common or preferred stocks of U.S. companies which are either listed on the NYSE or AMEX or other domestic stock exchange or are traded in the over-the-counter markets;

o        convertible securities;

o investments in ADRs of foreign companies traded on the NYSE or AMEX or other domestic stock exchange or in the over-the-counter market. The Fund may not invest more than 25% of its total assets in ADRs. In addition, the Fund may invest up to 20% of its total assets in other securities of foreign issuers, which may include securities traded on the NYSE, AMEX or other domestic stock exchanges ("Non-ADRs");

o corporate debt obligations (including convertible bonds and debentures) rated, at the time of purchase, investment grade by an NRSRO (e.g., Baa or higher by Moody's, or BBB or higher by S&P or Fitch) or, if unrated, of comparable quality as determined by the Adviser;

o        U.S. government securities;
o        securities of other investment companies;
o        mortgage-backed securities;
o        asset-backed securities;
o for temporary defensive purposes, the Fund may invest up to 35% of its total assets in money market instruments, including commercial paper that, at the time of purchase, are rated not less than P-1, A-1 or F-1, by Moody's, S&P or Fitch, respectively, or, if unrated, are of comparable quality as determined by the Adviser, time and savings deposits (including certificates of deposit) in domestic or foreign commercial or savings banks, and bankers' acceptances;
o        warrants;
o        futures contracts; and
o        options.

VISION LARGE CAP GROWTH FUND

Investment Objective
The investment objective of the Large Cap Growth Fund (referred to in this section as the "Fund") is to provide capital appreciation.

Investment Policies
Under normal market conditions, the Fund intends to invest at least 65% of the value of its total assets in large-cap equity securities that are expected to produce growth or capital appreciation. The Fund will also consider to a lesser extent whether the securities offer the opportunity for current income.

The Fund pursues its objective by investing in equity securities, primarily common stocks, of the largest growth companies traded in the U.S. stock markets. The Fund's portfolio will hold between 40 and 75 stocks, and the primary universe for individual stock selection will be the S&P 500 Index. It is anticipated that the Fund will maintain positions in many of the stocks representing the largest holdings within the S&P 500 Index and S&P Barra Growth Index. The Fund will attempt to be invested across all the major economic sectors as defined by the S&P 500 Index. It is expected that the Fund, as a whole, will have the overall portfolio characteristics that define it as a "large cap growth." Large capitalization companies have a market capitalization of $10 billion or more at the time of investment. The Adviser also may invest, to a lesser extent, in mid-cap or small-cap companies which are generally companies with a market capitalization under $10 billion. In selecting portfolio investments, the Adviser will analyze each company's fundamentals with an emphasis on factors pertaining to growth. Portfolio securities will be sold when the Adviser determines they no longer meet the Fund's objective, are removed from the S&P 500 Index, or if the Adviser determines that there is a better investment opportunity in other stocks.

The Fund will employ tax management techniques which are designed to minimize capital gains distributions while maximizing after-tax returns. For example, the Fund will generally buy securities that it intends to hold over the long term, and avoid short-term trading. In deciding which securities to sell, the Fund's Adviser will consider their capital gain or loss situation, and may attempt to offset capital gains by selling securities that have gone down in value or that have the highest cost basis. Also, the Adviser generally will consider selling any security that has not met its expectations for growth, in which case the capital gain would be relatively small. Successful application of this strategy will result in shareholders incurring capital gains when they sell their Shares.

Investors should be aware that since the major portion of the Fund's portfolio will normally be invested in common stocks, the Fund's net asset value may be subject to greater fluctuation than a portfolio containing a substantial amount of fixed income securities. There can be no assurance that the objective of the Fund will be realized or that the Fund's portfolio will not decline in value.

For a description of these securities and the following list of Acceptable Investments, see the "Investment Techniques, Features, and Limitations" section.

Acceptable Investments
The securities in which the Fund invests include:

o common or preferred stocks of U.S. companies which are either listed on the NYSE or AMEX or other domestic stock exchange or are traded in the over-the-counter markets;
o        convertible securities;
o securities (including ADRs) of foreign companies traded on the NYSE or AMEX or other domestic stock exchange or in the over-the-counter market;
o corporate debt obligations (including convertible bonds and debentures) rated, at the time of purchase, investment grade by an NRSRO (e.g., Baa or higher by Moody's, or BBB or higher by S&P or Fitch) or, if unrated, of comparable quality as determined by the Adviser;
o        U.S. government securities;
o        securities of other investment companies;
o        mortgage-backed securities;
o        asset-backed securities;
o for temporary defensive purposes, the Fund may invest up to 35% of its total assets in money market instruments, including commercial paper that, at the time of purchase, are rated not less than P-1, A-1 or F-1, by Moody's, S&P or Fitch, respectively, or, if unrated, are of comparable quality as determined by the Adviser, time and savings deposits (including certificates of deposit) in domestic or foreign commercial or savings banks, and bankers' acceptances;
o        warrants;
o        futures contracts; and
o        options.

INVESTMENT TECHNIQUES, FEATURES, AND LIMITATIONS

EQUITY SECURITIES
The Mid Cap Value Fund, Mid Cap Growth Fund, Large Cap Value Fund and Large Cap Growth Fund (and to a lesser extent, the High Yield Bond Fund) may invest in equity securities, which represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business.

Common Stocks
Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

Preferred Stocks
Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock.

Real Estate Investment Trusts (REITs)
REITs are real estate investment trusts that lease, operate and finance commercial real estate. Risks associated with REITs include the fact that equity and mortgage REITs are dependent upon management skill and are not diversified and are, therefore, subject to the risk of financing single projects or unlimited number of projects. They are also subject to heavy cash flow dependency, defaults of borrowers and self-liquidation. Additional, equity REITs may be affected by any changes in the value of the underlying property owned by the REITs and mortgage REITs may be affected by the quality of any credit extended. REITs are exempt from federal corporate income tax if they limit their operations and distribute most of their income. Such tax requirements limit a REIT's ability to respond to changes in the commercial real estate market.

Warrants
Warrants are an option to buy the issuer's equity securities at a specified (exercise) price at a specified future (expiration) date. If warrants are not exercised before such date (for example, because the stock price does not rise above the specified exercise price), the warrants become worthless. The High Yield Bond Fund, Mid Cap Value Fund, Mid Cap Growth Fund, Large Cap Value Fund and Large Cap Growth Fund may each purchase warrants, but none of these Funds except High Yield Bond Fund and Mid Cap Growth Fund has a present intent to invest more than 5% of its net assets in warrants.

DEPOSITARY RECEIPTS
The Mid Cap Value Fund, Mid Cap Growth Fund, Large Cap Value Fund and Large Cap Growth Fund may invest in depositary receipts, which represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. The foreign securities underlying American Depositary Receipts ("ADRs") are traded in the United States. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. Depositary Receipts involve many of the same risks of investing directly in foreign securities.

CONVERTIBLE SECURITIES
The High Yield Bond Fund, Mid Cap Value Fund, Mid Cap Growth Fund, Large Cap Value Fund and Large Cap Growth Fund may invest in convertible securities. Convertible securities include a spectrum of securities which can be exchanged for or converted into common stock. Convertible securities may include, but are not limited to: convertible bonds or debentures; convertible preferred stock; units consisting of usable bonds and warrants; or securities which cap or otherwise limit returns to the convertible security holder.


A Fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock when, in the opinion of the Adviser, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objectives. Otherwise the Funds may hold or trade convertible securities. In selecting convertible securities for the Funds, the Adviser evaluates the investment characteristics of the convertible security as a fixed income instrument, and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, the Adviser considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the conditions that affect the issuer's profits, and the issuer's management capability and practices.

Convertible securities may be rated below investment grade or are not rated at all because they generally are junior to debt obligations but senior to common equity securities in terms of priority of payments from, or rights to assets of, the issuer. Convertible securities rated below investment grade may be subject to some of the same risks as those inherent in junk bonds.

The High Yield Bond Fund does not limit convertible securities by rating, and there is no minimal acceptance rating for a convertible security to be purchased or held by this Fund. Therefore, this Fund may invest in convertible securities irrespective of their ratings. (See "High Yield Securities" below.)

CORPORATE DEBT OBLIGATIONS
The Funds may invest in corporate debt obligations, including corporate bonds, notes, and debentures, which may have floating or fixed rates of interest. In the case of an investment by the U.S. Government Securities Fund, these obligations will be rated by an NRSRO at the time of purchase in the top three rating categories. In the case of an investment by any of the other Funds except the High Yield Bond Fund, these investments will be in the top four rating categories (investment grade). There is no minimum rating requirement applicable to corporate debt obligations purchased by High Yield Bond Fund. If the obligations are unrated, they will be of comparable quality to the rated obligations permissible for purchase, as determined by the Adviser. If any security purchased by a Fund is subsequently downgraded, the Adviser will evaluate the security and determine, on a case by case basis, whether or not the security continues to be an acceptable investment. If not, the security will be sold. The lowest category of investment grade securities (e.g., Baa or BBB) has speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to pay principal and interest payments on these obligations compared to higher rated obligations. A description of the rating categories is contained in the Appendix to this Prospectus.

The interest rate paid by an outstanding debt obligation affects its value to investors. If market rates of interest rise after a debt obligation is issued, that outstanding debt obligation will not be as attractive to investors as a newly issued, higher-paying security, and an investor may only be willing to buy the outstanding obligation if it is sold at a discount. Conversely, if market rates of interest fall, the market price of that outstanding debt obligation may rise. Generally, the amount of change in the market price of debt obligations in response to changes in market rates of interest depends on the maturity of the debt obligation; debt obligations with the longest maturities generally experience the greatest market price changes. Many corporate debt obligations, including many lower-rated bonds, permit the issuers to call the security and thereby redeem their obligations earlier than the stated maturity dates. Issuers are more likely to call bonds during periods of declining interest rates. In these cases, if a Fund owns a bond which is called, the Fund will receive its return of principal earlier than expected and would likely have to reinvest the proceeds at lower interest rates, thus reducing income to the Fund.

Fixed Rate Corporate Debt Obligations
The Funds may invest in fixed rate securities, including fixed rate securities with short-term characteristics. Fixed rate securities with short-term characteristics are long-term debt obligations, but are treated in the market as having short maturities because of the expectation that they will be called or redeemed within a short period of time. A fixed rate security with short-term characteristics would include a fixed income security priced close to the price at which it may be called by the issuer for redemption or a fixed income security approaching maturity. Fixed rate securities tend to exhibit more price volatility during times of rising or falling interest rates than securities with floating rates of interest. This is because the rate of interest paid by floating rate securities is subject to periodic adjustments based on a designated interest rate index. Fixed rate securities with short-term characteristics are not subject to the same price volatility as fixed rate securities without such characteristics.
Therefore, they behave more like floating rate securities with respect to price volatility.

Floating Rate Corporate Debt Obligations
The Funds may invest in floating rate corporate debt obligations, including increasing rate securities. Floating rate securities are generally offered at an initial interest rate which is at or above prevailing market rates. The interest rate paid on these securities is then reset periodically (commonly every 90 days) by or based on a specified interest rate index an increment over some predetermined interest rate index. Commonly utilized indices include the three-month Treasury bill rate, the 180-day Treasury bill rate, the one-month or three-month London Interbank Offered Rate (LIBOR), the prime rate of a bank, commercial paper rates, or the longer-term rates on U.S. Treasury securities.

Variable Rate Demand Notes
All of the Funds except Mid Cap Growth Fund may purchase variable rate demand notes, which are long-term corporate debt instruments that have variable or floating interest rates and provide the Funds with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index. Many variable rate demand notes allow the Funds to demand the repurchase of the security on not more than seven days' prior notice. Other notes only permit the Funds to tender the security at the time of each interest rate adjustment or at other fixed intervals.

ZERO COUPON BONDS
The U.S. Government Securities Fund, New York Municipal Income Fund, High Yield Bond Fund, Mid Cap Value Fund, Mid Cap Growth Fund, Large Cap Value Fund, and Large Cap Growth Fund may invest in zero coupon bonds, which are debt securities issued at a discount to their face amount and do not entitle the holder to any periodic payments of interest prior to maturity.

U.S. GOVERNMENT SECURITIES
The Funds may invest in U.S. government securities which include:

o direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds;

o notes, bonds, and discount notes issued or guaranteed by U.S. government agencies and instrumentalities supported by the full faith and credit of the United States;

o    notes,   bonds,  and  discount  notes  of  U.S.   government   agencies  or
     instrumentalities which receive or have access to federal funding; and

o notes, bonds, and discount notes of other U.S. government instrumentalities supported by the credit of the instrumentalities.

     Some obligations issued or guaranteed by agencies or instrumentalities of the U.S. government are backed by the full faith and credit of the U.S. Treasury. No assurances can be given that the U.S. government will provide financial support to other agencies or instrumentalities, since it is not obligated to do so. These instrumentalities are supported by:

o the issuer's right to borrow an amount limited to a specific line of credit from the U.S. Treasury; o the discretionary authority of the U.S. government to purchase certain obligations of an agency or instrumentality; or o the credit of the agency or instrumentality.

MORTGAGE-BACKED SECURITIES
The U.S. Government Securities Fund, High Yield Bond Fund, Mid Cap Value Fund, Large Cap Value Fund and Large Cap Growth Fund may invest in mortgage-backed securities which are securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. There are currently three basic types of mortgage-backed securities that the Funds may purchase: (i) those issued or guaranteed by the U.S. government or one of its agencies or instrumentalities, such as Government National Mortgage Association ("Ginnie Mae"), Federal National Mortgage Association ("Fannie Mae"), and Federal Home Loan Mortgage Corporation ("Freddie Mac"); (ii) those issued by private issuers that represent an interest in or are collateralized by mortgage-backed securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities; and (iii) those issued by private issuers that represent an interest in or are collateralized by whole loans or mortgage-backed securities without a government guarantee but usually having some form of private credit enhancement. The U.S. Government Securities Fund and High Yield Bond Fund may also purchase privately issued securities which are collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government.

The privately issued mortgage-backed securities provide for a periodic payment consisting of both interest and/or principal. The interest portion of these payments will be distributed by the Funds as income, and the capital portion will be reinvested. See "Risks of Mortgage-Backed Securities" below for a description of risks.

Mortgage-related securities provide for a periodic payment consisting of both interest and principal. The interest portion of these payments will be distributed by the Funds as income, and the capital portion will be reinvested.

Adjustable Rate Mortgage Securities ("ARMs")
ARMS are pass-through mortgage securities representing interests in adjustable rather than fixed interest rate mortgages. The ARMS in which the U.S. Government Securities Fund, High Yield Bond Fund, Mid Cap Value Fund, Large Cap Value Fund and Large Cap Growth Fund may invest are issued by Ginnie Mae, Fannie Mae, or Freddie Mac, and are actively traded. The underlying mortgages which collateralize ARMS issued by Ginnie Mae are fully guaranteed by the Federal Housing Administration or Veterans Administration, while those collateralizing ARMS issued by Fannie Mae or Freddie Mac are typically conventional residential mortgages conforming to strict underwriting size and maturity constraints. ARMS may also be collateralized by whole loans or private pass-through securities.

Not unlike other fixed-income securities, the market value of ARMS will generally vary inversely with changes in market interest rates. Thus, the market value of ARMS generally declines when interest rates rise and generally rises when interest rates decline.

While ARMS generally entail less risk of a decline during periods of rapidly rising rates, ARMS may also have less potential for capital appreciation than other similar investments (e.g., investments with comparable maturities) because, as interest rates decline, the likelihood increases that mortgages will be prepaid.

Collateralized Mortgage Obligations ("CMOs")
CMOs are debt obligations collateralized by mortgage loans or mortgage pass-through securities. Typically, CMOs are collateralized by Ginnie Mae, Fannie Mae or Freddie Mac certificates, but may be collateralized by whole loans or private pass-through securities.

The U.S. Government Securities Fund, Mid Cap Value Fund, Large Cap Value Fund and Large Cap Growth Fund will only invest in CMOs which, at the time of purchase, are rated AAA by an NRSRO or are of comparable quality as determined by the Adviser, and which may be: (i) collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government; (ii) collateralized by pools of mortgages in which payment of principal and interest is guaranteed by the issuer and such guarantee is collateralized by U.S. government securities; or
(iii) collateralized by pools of mortgages without a U.S. government guarantee as to payment of principal and interest, but which have some form of credit enhancement.

Real Estate Mortgage Investment Conduits ("REMICs")
The U.S. Government Securities Fund, High Yield Bond Fund, Mid Cap Value Fund, Large Cap Value Fund and Large Cap Growth Fund may invest in REMICs. REMICs are offerings of multiple class real estate mortgage-backed securities which qualify and elect REMIC treatment as such under provisions of the Internal Revenue Code. Issuers of REMICs may take several forms, such as trusts, partnerships, corporations, associations, or segregated pools of mortgages. Once REMIC status is elected and obtained, the entity is not subject to federal income taxation. Instead, income is passed through the entity and is taxed to the person or persons who hold interests in the REMIC. A REMIC interest must consist of one or more classes of "regular interest." To qualify as a REMIC, substantially all the assets of the entity must be in assets directly or indirectly secured principally by real property.

Risks Of Mortgage-Backed Securities
Mortgage-backed securities (including ARMS, CMOs, and REMICs) and asset-backed securities (described below) generally pay back principal and interest over the life of the security. At times when market rates of interest are falling, debt obligations underlying mortgage-backed and asset- backed securities may be prepaid by borrowers who are refinancing their debts at the lower current rate. Prepayments of debt obligations underlying mortgage-backed and asset-backed securities in which the Fund has invested results in a sooner-than anticipated return of principal to the Fund. There is a risk that, when a Fund reinvests these prepayments of principal, the new investments may not pay as high a rate of interest as the Fund had been earning on the original investment before it was prepaid. This is referred to as "prepayment risk." Mortgage-backed and asset-backed securities are subject to higher prepayment risks than most other types of debt instruments with prepayment risks because the underlying mortgage loans or the collateral supporting asset-backed securities may be prepaid without penalty or premium. Prepayment risks on mortgage-backed securities tend to increase during periods of declining mortgage interest rates because many borrowers refinance their mortgages to take advantage of the more favorable rates. Prepayments on mortgage-backed securities are also affected by other factors, such as the frequency with which people sell their homes or elect to make unscheduled payments on their mortgages. Although asset-backed securities generally are less likely to experience substantial prepayments than are mortgage-backed securities, certain of the factors that affect the rate of prepayments on mortgage-backed securities also affect the rate of prepayments on asset-backed securities. Furthermore, if mortgage-backed securities are purchased at a premium, mortgage foreclosures and unscheduled principal payments may result in some loss of a holder's principal investment to the extent of the premium paid. Conversely, if mortgage-backed securities are purchased at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal would increase current and total returns and would accelerate the recognition of income, which would be taxed as ordinary income when distributed to shareholders.

As a consequence, mortgage-backed securities may be a less effective means of "locking in" long-term interest rates than other types of fixed-income securities.

ASSET-BACKED SECURITIES
The U.S. Government Securities Fund, High Yield Bond Fund, Mid Cap Growth Fund, Mid Cap Value Fund, Large Cap Value Fund and Large Cap Growth Fund may invest in asset-backed securities which have structural characteristics similar to mortgage-backed securities but have underlying assets that are not mortgage loans or interests in mortgage loans. The U.S. Government Securities Fund, Large Cap Value Fund and Large Cap Growth Fund may invest in asset-backed securities which, at the time of purchase, are rated in the top three rating categories by an NRSRO, and the Mid Cap Growth Fund and Mid Cap Value Fund may invest in asset-backed securities which, at the time of purchase, are rated in the top four rating categories (investment grade ) by an NRSRO, including, but not limited to, interests in pools of receivables, such as motor vehicle installment purchase obligations and credit card receivables. These securities may be in the form of pass-through instruments or asset-backed bonds. The securities are issued by non-governmental entities and carry no direct or indirect government guarantee.

Risks Of Asset-Backed Securities
Asset-backed securities present certain additional risks that are not presented by mortgage-backed securities, as described above. Primarily, asset-backed securities do not have the benefit of the same security interest in the related collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of asset-backed securities backed by motor vehicle installment purchase obligations (e.g., automobile loans) permit the entity servicing the obligations to retain possession of the underlying notes. If the servicer sells these notes to another party there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. Further, if a vehicle is registered in one state and is then reregistered because the owner moves to another state, such reregistration could defeat the original security interest in the vehicle in certain cases. In addition, because of the large number of vehicles involved in a typical asset- backed security issue and technical requirements under state laws, the trustee for the holders of asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

MUNICIPAL SECURITIES
The U.S. Government Securities Fund and High Yield Bond Fund may invest in taxable municipal securities and the New York Municipal Income Fund will purchase New York municipal securities. Both types of municipal securities are generally issued to finance public works such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities.

Municipal securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

The two principal classifications of municipal securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Interest on and principal of revenue bonds, however, are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds.

Yields on taxable municipal securities depend on a variety of factors, including: the general conditions of the short-term municipal note market and of the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue. The ability of the Funds to achieve their respective investment objectives also may depend on the continuing ability of the issuers of municipal securities and demand features, or the credit enhancers of either, to meet their obligations for the payment of interest and principal when due.

Moral Obligation Bonds
Moral obligation bonds are normally issued by special purpose authorities. If an issuer of a moral obligation bond is unable to meet its interest and principal payments from current revenues, it may draw on a reserve fund. The state or municipality that created the issuer has given a moral pledge to appropriate funds to replenish the reserve fund. But that pledge is only a moral commitment, not a legal obligation of the state or municipality.

Participation Interests
The New York Municipal Income Fund and High Yield Bond Fund may purchase participation interests from financial institutions such as commercial banks, savings and loan associations, and insurance companies. These participation interests give the Fund an undivided interest in municipal securities. The financial institutions from which the Fund purchases participation interests frequently provide or secure irrevocable letters of credit or guarantees to assure that the participation interests are of high quality. The Directors of the Corporation or, pursuant to delegated authority, the Adviser, will determine whether participation interests meet the prescribed quality standards for the Fund.

Variable Rate Municipal Securities
Some of the municipal securities which the New York Municipal Income Fund and High Yield Bond Fund purchase may have variable interest rates. Variable interest rates are ordinarily based on a published interest rate, interest rate index or a similar standard, such as the 91-day U.S. Treasury bill rate. Many variable rate municipal securities are subject to payment of principal on demand by the Fund in not more than seven days. All variable rate municipal securities will meet the quality standards described above. The Adviser has been instructed by the Corporation's Directors to monitor the pricing, quality, and liquidity of the variable rate municipal securities, including participation interests held by the Fund, on the basis of published financial information and reports of the rating agencies and other analytical services.

Municipal Leases
The New York Municipal Income Fund and High Yield Bond Fund may purchase municipal leases, which are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities and, in some cases, may be illiquid. They may take the form of a lease, an installment purchase contract, a conditional sales contract or a participation certificate in any of the above.

Variable Amount Demand Master Notes
The New York Municipal Income Fund and High Yield Bond Fund are able to purchase variable amount demand master notes. Variable amount demand master notes represent a borrowing arrangement between an issuer (borrower) and an institutional lender such as the Fund (lender). These notes are payable upon demand. The lender typically has the right to increase the amount under the note at any time up to the full amount provided by the note agreement. Both the lender and the borrower have the right to reduce the amount of outstanding indebtedness at any time. In some instances, however, the lender and the borrower may agree that the amount of outstanding indebtedness remain fixed. Variable amount demand master notes provide that the interest rate on the amount outstanding varies depending upon a stated short-term interest rate index.

Municipal Bond Insurance
The New York Municipal Income Fund may purchase municipal securities covered by insurance which guarantees the timely payment of principal at maturity and interest on such securities. These insured municipal securities are either (1) covered by an insurance policy applicable to a particular security, which is either obtained by the issuer of the security or by a third party ("Issuer-Obtained Insurance") or (2) insured under master insurance policies issued by municipal bond insurers, which may be purchased by the Fund (the "Policies").

The New York Municipal Income Fund will obtain municipal bond insurance when purchasing municipal securities which would not otherwise meet the Fund's quality standards. The Fund may also obtain municipal bond insurance when, in the opinion of the Adviser, such insurance would benefit the Fund, for example, through improvement of portfolio quality or increased liquidity of certain securities. The Adviser anticipates that not more than 50% of the Fund's net assets will be invested in municipal securities which are insured. Issuer-Obtained Insurance Policies are non-cancellable and continue in force as long as the municipal securities are outstanding and their respective insurers remain in business. If a municipal security is covered by Issuer-Obtained Insurance, then such security need not be insured by the Policies purchased by the Fund.

The New York Municipal Income Fund may purchase two types of Policies issued by municipal bond insurers. One type of Policy covers certain municipal securities only during the period in which they are in the Fund's portfolio. In the event that a municipal security covered by such a Policy is sold from the Fund, the insurer of the relevant Policy will be liable only for those payments of interest and principal which are then due and owing at the time of sale.

The other type of Policy covers municipal securities not only while they remain in the Fund's portfolio but also until their final maturity even if they are sold out of the Fund's portfolio, so that the coverage may benefit all subsequent holders of those municipal securities. The Fund will obtain insurance which covers municipal securities until final maturity even after they are sold out of the Fund's portfolio only if, in the judgment of the Adviser, the Fund would expect to receive net proceeds from the sale of those securities, after deducting the cost of such permanent insurance and related fees, significantly in excess of the proceeds it would expect to receive if such municipal securities were sold without insurance.

Payments received from municipal bond insurers may not be tax-exempt income to shareholders of the Fund.

SECURITIES OF FOREIGN ISSUERS
The High Yield Bond Fund, Mid Cap Value Fund, Mid Cap Growth Fund, Large Cap Value Fund and Large Cap Growth Fund may invest in U.S. dollar-denominated and foreign currency denominated securities of foreign issuers. There may be certain risks associated with investing in foreign securities. These include risks of adverse political and economic developments (including possible governmental seizure or nationalization of assets), the possible imposition of exchange controls or other governmental restrictions, currency fluctuations, less uniformity in accounting and reporting requirements, higher transaction costs and the possibility that there will be less information on such securities and their issuers available to the public. In addition, there are restrictions on foreign investments in other jurisdictions and there tends to be difficulty in obtaining judgments from abroad and effecting repatriation of capital invested abroad. Delays could occur in settlement of foreign transactions, which could adversely affect shareholder equity. Foreign securities may be subject to foreign taxes, which reduce yield, and may be less marketable than comparable United States securities. To the extent that securities purchased by the Funds are denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect a Fund's net asset value; the value of any interest earned, gains and losses realized on the sale of securities; and net investment income and capital gain, if any, to be distributed to shareholders by a Fund. If the value of a foreign currency rises in comparison to the U.S. dollar, the value of a Fund's assets denominated in that currency will increase; correspondingly, if the value of a foreign currency declines in comparison to the U.S. dollar, the value of a Fund's assets in that currency will decrease. As a matter of practice, the Funds will not invest in the securities of a foreign issuer if any risk identified above appears to the Adviser to be substantial.


REPURCHASE AGREEMENTS
Each of the Funds may engage in repurchase agreements, which are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities or other high quality, liquid securities to the Funds and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the original seller does not repurchase the securities from a Fund, the Fund could receive less than the repurchase price on any sale of such securities.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
Each of the Funds may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which a Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause a Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. The Funds may dispose of a commitment prior to settlement if the Adviser deems it appropriate to do so. In addition, a Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Funds may realize short-term profits or losses upon the sale of such commitments.

ILLIQUID AND RESTRICTED SECURITIES
Each of the Funds may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. Under criteria established by the Directors, certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid, each Fund will limit its purchase, together with other illiquid securities including non-negotiable time deposits and repurchase agreements providing for settlement in more than seven days after notice, to 15% of its net assets.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
Each of the Funds may invest its assets in securities of other investment companies as an efficient means of carrying out its investment policies. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by a Fund in shares of other investment companies may be subject to such duplicate expenses.

LENDING OF PORTFOLIO SECURITIES
In order to generate additional income, each of the Funds may lend portfolio securities on a short-term or long-term basis, or both, up to one-third of the value of its total assets, to broker/dealers, banks, or other institutional borrowers of securities. A Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the Adviser has determined are creditworthy under guidelines established by the Directors and will receive collateral in the form of cash, U.S. government securities or other liquid securities equal to at least 100% of the value of the securities loaned.

There is the risk that, when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities files for bankruptcy or becomes insolvent, disposition of the securities may be delayed pending court action.

REVERSE REPURCHASE AGREEMENTS
Each of the Funds may also enter into reverse repurchase agreements. This transaction is similar to borrowing cash.

DIVERSIFICATION
Each of the Funds (except the New York Municipal Income Fund) is a "diversified" investment company under the Investment Company Act of 1940 and Internal Revenue Code of 1986. This means that with respect to 75% of its total assets, the Fund may not invest more than 5% of its total assets in the securities of any one issuer (except U.S. government obligations). The balance of the Fund's assets is not subject to this limitation. The Fund may invest up to 25% of its total assets in the securities of any one issuer. The New York Municipal Income Fund is a "non-diversified" investment company under the Investment Company Act of 1940 and intends to qualify as a regulated investment company under the Internal Revenue Code of 1986. In order to do so, with respect to 50% of its total assets, the Fund may not invest more than 5% of its total assets in the securities of any one issuer (except U.S. government obligations). The balance of the Fund's assets is not subject to this limitation. However, under the Internal Revenue Code, a regulated investment company at the close of each quarter of the taxable year may not hold more than 25% of its assets in securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies). Thus, the New York Municipal Income Fund may invest up to 25% of its total assets in the securities of any two issuers. An investment in the Fund, therefore, will entail greater risk than would exist in a diversified portfolio of securities because the higher percentage of investments among fewer issuers may result in greater fluctuation in the total market values of the Fund's portfolio. Any economic, political, or regulatory developments affecting the value of any of the securities in the Fund's portfolio will have a greater impact on the total value of the portfolio than would be the case if the portfolio were diversified among more issuers.

SHORT SALES
The Funds may sell securities short from time to time, subject to certain restrictions. A short sale occurs when the Fund sells a security it does not own in anticipation of a decline in the price of that security. If the decline occurs, the Fund can purchase at a lower price shares equal in number to those sold short. If the price increases, the Fund must pay the higher price. The purchased shares are then returned to the original lender. Risk arises because no loss limit can be placed on the transaction. When a Fund enters into a short sale, assets that are equal to the market price of the securities sold short or any lesser price at which the Fund can obtain such securities, are segregated on the Fund's records and maintained until the Fund meets its obligations under the short sale. No Fund will sell securities short unless (1) it owns, or has a right to acquire, an equal amount of such securities, or (2) it has segregated an amount of its other liquid assets equal to the lesser of the market value of the securities sold short or the amount required to acquire such securities. The segregated amount will not exceed 25% of each Fund's net assets. While in a short position, the Fund will retain the securities, rights, or segregated assets.

PUT AND CALL OPTIONS
Each of the Funds may purchase put options on its portfolio securities. These options will be used as a hedge to attempt to protect securities which the Fund holds against fluctuations in value. Each of the Funds may also write put and call options on all or any portion of its portfolio securities to generate income. A Fund will write put and call options on securities either held in its portfolio or which it has the right to obtain without payment of further consideration or which it has segregated cash in the amount of any additional consideration. Each of the Funds also may purchase call options on securities to protect against price movements in particular securities which a Fund intends to purchase. The Fund pays a premium to acquire a call option, which gives the Fund the right (but not the obligation) to buy the underlying security from the seller at a pre-determined price. The Funds generally purchase and write over-the-counter options on portfolio securities in negotiated transactions with the buyers or writers of the options since options on certain portfolio securities held by the Fund are not traded on an exchange. The Funds purchase and write options only with investment dealers and other financial institutions (such as commercial banks or broker/dealers) deemed creditworthy by the Adviser.

Over-the-counter options are two-party contracts with price and terms negotiated between buyer and seller. In contrast, exchange-traded options are third party contracts with standardized strike prices and expiration dates and are purchased from a clearing corporation. Exchange-traded options have a continuous liquid market while over-the-counter options may not.

If a Fund does not exercise an option it has purchased, then the Fund loses in value the price it paid for the option. If the Fund writes (sells) an option which is subsequently exercised, the premium received by the Fund from the option purchaser may not exceed the increase (in the case of a call option) or decrease (in the case of a put option ) in the value of the securities underlying the option, in which case the difference represents a loss for the Fund. However, if the option expires without being exercised, the Fund realizes a gain in the amount of the premium it received.

FUTURES AND OPTIONS ON FUTURES
Each of the Funds may purchase and sell financial futures, and the Mid Cap Value Fund, Mid Cap Growth Fund, Large Cap Value Fund and Large Cap Growth Fund may each purchase and sell stock index futures contracts. These transactions are used by a Fund to attempt to hedge all or a portion of its portfolio against changes in interest rates or economic market conditions. Financial futures contracts generally require the delivery of particular debt instruments at a certain time in the future. The seller of the contract agrees to make delivery of the type of instrument called for in the contract, and the buyer agrees to take delivery of the instrument at the specified future time. Stock index futures contracts generally involve cash settlement rather than delivery of the stocks comprising the index.

Each of the Funds may also write call options and purchase put options on financial or stock index futures contracts (as permitted) as a hedge to attempt to protect securities in its portfolio against decreases in value. When a Fund writes a call option on a futures contract, it is undertaking the obligation to sell a futures contract at a fixed price at any time during a specified period if the option is exercised. Conversely, as purchaser of a put option on a futures contract, a Fund is entitled (but not obligated) to sell a futures contract at the fixed price during the life of the option.

Generally, a Fund may not purchase or sell futures contracts or related options for other than bona fide hedging purposes if, immediately thereafter, the sum of the amount of margin deposits on the Fund's existing futures positions and premiums paid for related options would exceed 5% of the market value of the Fund's net assets, after taking into account the unrealized profits and losses on those contracts it has entered into. In the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing such 5%. When a Fund purchases futures contracts, an amount of cash and cash equivalents equal to the underlying commodity value of the futures contracts (less any related margin deposits) will be deposited in a segregated account with the Fund's custodian (or the broker, if legally permitted) to collateralize the position and thereby insure that the use of such futures contract is unleveraged.

Risks Of Futures And Options
When a Fund uses futures and options on futures as hedging devices, there is a risk that the prices of the securities subject to the futures contracts may not correlate with the prices of the securities in the Fund's portfolio. This may cause the futures contract and any related options to react differently than the portfolio securities to market changes. In addition, the Adviser could be incorrect in its expectations about the direction or extent of market factors such as interest rate movements. In these events, the Fund may lose money on the futures contract or option.

It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although the Adviser will consider liquidity before entering into options transactions, there is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular futures contract or option at any particular time. A Fund's ability to establish and close out futures and options positions depends on this secondary market.

DEBT RISKS
In the debt market, prices move inversely to interest rates. A decline in market interest rates results in a rise in the market prices of outstanding debt obligations. Conversely, an increase in market interest rates results in a decline in market prices of outstanding debt obligations. In either case, the amount of change in market prices of debt obligations in response to changes in market interest rates generally depends on the maturity of the debt obligations: the debt obligations with the longest maturities will experience the greatest market price changes. The market value of debt obligations, and therefore a Fund's net asset value, will fluctuate due to changes in economic conditions and other market factors, such as interest rates, which are beyond the control of the Adviser. The Adviser could be incorrect in its expectations about the direction or extent of these changes. Although debt obligations with longer maturities offer potentially greater returns, they have greater exposure to market price fluctuation. Consequently, to the extent a Fund is significantly invested in debt obligations with longer maturities, there is a greater possibility of fluctuation in the Fund's net asset value. However, the Adviser will attempt to minimize the fluctuation of the Fund's net asset value by anticipating the direction of interest rates changes and modifying investments accordingly.

EQUITY RISKS
As with other mutual funds that invest in equity or equity-like securities, the High Yield Bond Fund, Mid Cap Value Fund, Mid Cap Growth Fund, Large Cap Value Fund and Large Cap Growth Fund are subject to market risks. That is, the possibility exists that common stocks will decline over short or even extended periods of time, and the United States equity market tends to be cyclical, experiencing both periods when stock prices generally increase and periods when stock prices generally decrease.

Small and Mid-Cap Stocks
There are additional risk factors associated with investments in the small-to-medium capitalization stocks. In particular, although their potential for growth may be greater, stocks in the small-to-medium capitalization sector of the United States equity market tend to be slightly more volatile in price than larger capitalization stocks, such as those included in the Standard & Poor's 500 Index ("S&P 500 Index"). This is because, among other things, small-to-medium-sized companies have less certain growth prospects than larger companies, have a lower degree of liquidity in the equity market, and tend to have a greater sensitivity to changing market conditions. Further, in addition to exhibiting slightly higher volatility, the stocks of small-to-medium-sized companies may, to some degree though not necessarily, fluctuate independently of the stocks of larger companies. That is, the stocks of small-to-medium-sized companies may decline in price as the price of large company stocks rises or vice versa. Therefore, the Funds that invest in small-to-mid-cap stocks could be slightly more volatile than, and may fluctuate independently of, broad stock market indices such as the S&P 500 Index.

Sector Selection
Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Adviser allocates more of a Fund's portfolio holdings to a particular sector, a Fund's performance will be more susceptible to any economic, business, or other developments which generally affect that sector.

"Growth Versus Value" Investment Styles
Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. Value stocks typically act just the opposite of growth stocks. This means that growth stocks depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends. Conversely, value stocks depend less on price changes for returns and may lag behind growth stocks in an up market.

PORTFOLIO TURNOVER
Although none of the Funds intends to invest for the purpose of seeking short-term profits, securities will be sold whenever the Funds' Adviser believes it is appropriate to do so in light of a Fund's investment objective, without regard to the length of time a particular security may have been held. A higher rate of portfolio turnover involves correspondingly greater transaction expenses which must be borne directly by a Fund and, thus, indirectly by its shareholders. In addition, a high rate of portfolio turnover may result in the realization of larger amounts of capital gains which, when distributed to a Fund's shareholders, are taxable to them. Nevertheless, transactions for a Fund's portfolio will be based upon investment considerations and will not be limited by any other considerations when the Adviser deems it appropriate to make changes to a Fund's portfolio. In the case of the Large Cap Growth Fund, however, the Adviser will attempt to manage the portfolio investments to minimize (to the extent possible and consistent with the Fund's investment objective) the tax consequences for shareholders who hold the Fund's Shares.


INVESTMENT LIMITATIONS

All of the Funds have the following common investment limitations. The Funds will not:

o borrow money directly or through reverse repurchase agreements (arrangements in which a Fund sells a portfolio instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, a Fund may borrow up to one-third of the value of its total assets and pledge up to 15% of the value of its total assets to secure such borrowings.

The U.S. Government Securities Fund, High Yield Bond Fund, Mid Cap Value Fund, Mid Cap Growth Fund, Large Cap Value Fund and Large Cap Growth Fund will not:

o with respect to 75% of the value of that Fund's total assets, invest more than 5% of its total assets in securities of one issuer other than cash, cash items, securities of other investment companies (in the case of the High Yield Bond Fund and the Large Cap Growth Fund) or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such securities, or acquire more than 10% of the voting securities of any one issuer.

The above investment limitations cannot be changed without shareholder approval.

FUND MANAGEMENT, DISTRIBUTION AND ADMINISTRATION

BOARD OF DIRECTORS
The Funds are managed by a Board of Directors.

The Directors are responsible for managing the business affairs of the Funds and for exercising all the Funds' powers, except those reserved for the shareholders.

INVESTMENT ADVISER
Investment decisions for the Funds are made by M&T Bank, subject to the direction of the Directors.

The Adviser continually conducts investment research and supervision for the Funds and is responsible for all purchases and sales of portfolio instruments. The Adviser receives an annual fee from each of the Funds for its services.

Both the Corporation and the Adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Funds and their portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Funds' shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Funds; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Directors, and could result in severe penalties.

ADVISORY FEES
For the services M&T Bank provides and the expenses it assumes as investment adviser, M&T Bank is entitled to receive a fee equal to a percentage of each Fund's average daily net assets as follows: 0.70% for the U.S. Government Securities Fund, New York Municipal Income Fund, High Yield Bond Fund, Mid Cap Value Fund and Large Cap Value Fund; and 0.85% for the Mid Cap Growth Fund and Large Cap Growth Fund. These fees are computed daily and paid at least monthly. M&T Bank has agreed to pay all expenses it incurs in connection with its advisory activities, other than the cost of securities (including any brokerage commissions) purchased for a Fund. From time to time, M&T Bank may voluntarily waive all or a portion of its advisory fees in order to help a Fund maintain a competitive expense ratio.

ADVISER'S BACKGROUND
M&T Bank is the principal banking subsidiary of M&T Bank Corporation, a regional bank holding company in existence since 1969 with headquarters in Buffalo, New York. As of December 31, 1998, M&T Bank Corporation had $20.6 billion in consolidated assets. M&T Bank has over 247 offices throughout New York State and Northeastern Pennsylvania, including Western New York, the Rochester region, the Southern Tier, the Hudson Valley region, New York City, Albany and Syracuse and an office in Nassau, The Bahamas as of December 31, 1998. Prior to May 29, 1998, M&T Bank Corporation was known as First Empire State Corporation.

M&T Bank was founded in 1856 and provides comprehensive banking and financial services to individuals, governmental entities and businesses throughout New York State. As of December 31, 1998, M&T Bank had over $4.5 billion in assets under management for which it has investment discretion (which includes employee benefits, personal trusts, estates, agencies and other accounts). M&T Bank has served as investment adviser to various funds of the Corporation since 1988. As of December 31, 1998, M&T Bank managed $1.51 billion in net assets of the Corporation's money market funds. As part of its regular banking operations, M&T Bank may make loans to public companies. Thus, it may be possible, from time to time, for the Funds to hold or acquire the securities of issuers which are also lending clients of M&T Bank. The lending relationship will not be a factor in the selection of securities.

PORTFOLIO MANAGEMENT TEAM

The U.S.  Government  Securities  Fund, New York Municipal  Income Fund and High
Yield Bond Fund are managed by Thomas R. Pierce. Mr. Pierce has been the portfolio manager of the U.S. Government Securities Fund and New York Municipal Income Fund since March 1995 and of the High Yield Bond Fund since its inception in May 1999. Mr. Pierce joined M&T Bank in January 1995 as Vice President from Merit Investment Advisors where he acted as Director of Fixed Income Product and Trading since 1993. For the period from 1987 to 1993, Mr. Pierce served as Fixed Income Manager at ANB Investment Management Company, where he directed the management of $3.5 billion of active and passive fixed income portfolios. Mr. Pierce is a Chartered Financial Analyst and has a B.A. in Economics from Washington University, and an M.B.A. from the University of Chicago.

Robert J. Truesdell has supervised the investment management of the U.S. Government Securities Fund and New York Municipal Income Fund since their inception. From August 1994 through February 1995, he also served as the portfolio manager of these Funds. In addition to his responsibilities with respect to these Funds, Mr. Truesdell manages individual investment accounts and oversees the investment activities of M&T Bank's money market and fixed income products as well as the money market funds in the Vision Group of Funds, Inc. Mr. Truesdell joined M&T Bank as Vice President and Fixed Income Manager in 1988. In addition to the Vision money market funds, he also manages individual investment management accounts. Mr. Truesdell holds an M.B.A. in Accounting from the State University of New York at Buffalo.

The Mid Cap Value Fund and Large Cap Growth Fund are managed by John,  J. Clark,
III. Mr. Clark has been the portfolio manager of the Mid Cap Value Fund since September, 1998 and of the Large Cap Growth Fund since its inception in May 1999. Mr. Clark joined M&T Bank as Vice President and Senior Portfolio Manager of M&T Capital Advisors Group in April 1998. Most of his 16-plus years of investment experience took place at Cornell University where he was part of the in-house investment organization where he helped to manage the University's endowment. Immediately prior to joining M&T Bank, Mr. Clark was with Marine Midland Bank as a Senior Portfolio Manager. Mr. Clark obtained his B.S. from Cornell University and M.B.A. from Virginia Commonwealth University and is also a Chartered Financial Analyst.

The Mid Cap Growth Fund has been managed since its inception in July, 1996 by John F. Moore, assisted by Brian D. Bell. Mr. Moore joined M&T Bank in October 1995 as Senior Vice President and Chief Investment Officer. His 19 years of investment experience includes five years (1991-1995) with Value Line Asset Management in New York, where he was the Director of Asset Management and Senior Portfolio Manager. Mr. Moore obtained his B.A. and M.B.A. from the University of North Carolina. Prior to joining M&T Bank in November 1998, Mr. Bell was a research analyst with OCI Asset Management and Columbus Circle Investors for three years each. During his six years of investment experience, Mr. Bell focused on fundamental and quantitative research on numerous growth companies and economic sectors. Mr. Bell obtained his B.S. from Rochester Institute of Technology and is currently working on a M.B.A. at the University of Rochester an on his Chartered Financial Analyst designation.

The Large Cap Value Fund has been managed since its inception in September, 1997 by John E. Leslie III. Mr. Leslie joined M&T Bank in February 1996 as Vice President and Senior Portfolio Manager. His investment experience includes two years with Value Line Asset Management, New York where he was a Senior Portfolio Manager (1994- 1996). From 1992 to 1994, Mr. Leslie was an independent consultant designing quantitative equity valuation models and structured investment products. Mr. Leslie obtained his B.A. in Finance from Suffolk University, his M.B.A. from Babson College and is a Chartered Financial Analyst.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, M&T Bank looks for prompt execution of the order at a favorable price. In working with dealers, M&T Bank will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, M&T Bank may give consideration to those firms which have sold or are selling Shares of the Funds and other funds distributed by Federated Securities Corp. M&T Bank makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Directors and M&T Bank.

DISTRIBUTION OF FUND SHARES

Federated Securities Corp. is the principal distributor for Shares of the Funds.

Shares of the Funds are sold on a continuous basis by Federated Securities Corp. It is a Pennsylvania corporation organized on November 14, 1969, and is also the principal distributor for a number of other investment companies. Federated Securities Corp. is an indirect, wholly owned subsidiary of Federated Investors, Inc., Pittsburgh, Pennsylvania.

DISTRIBUTION PLAN
Under a distribution plan (referred to as the "Plan") adopted in accordance with Rule 12b-1 promulgated under the Investment Company Act of 1940, each of the Funds may pay to the distributor an amount computed at an annual rate of 0.25% of the Fund's average daily net assets on Class A Shares and 0.75% of the Fund's average daily net assets on Class B Shares to finance any activity which is principally intended to result in the sale of Shares subject to the Plan. In the case of Class B Shares, the Plan also may be used to compensate the Distributor or other financial institutions for commissions advanced on the sale of Class B Shares. The distributor may from time to time and for such periods as it deems appropriate, voluntarily reduce its 12b-1 compensation under the Plan to the extent the expenses attributable to Shares of the Funds exceed such lower expense limitation as the distributor may, by notice to the Corporation, voluntarily declare to be effective. The Funds have no present intention of paying or accruing 12b-1 fees on Class A Shares.

Financial institutions will receive fees from the distributor based upon Shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the distributor.

The Funds' Plan is a compensation type plan. As such, the Funds make no payments to the distributor except as described above. Therefore, the Funds do not pay for unreimbursed expenses of the distributor, including amounts expended by the distributor in excess of amounts received by it from the Funds, interest, carrying or other financing charges in connection with excess amounts expended, or the distributor's overhead expenses. However, the distributor may be able to recover such amounts or may earn a profit from future payments made by the Funds under the Plan.

The distributor may select certain entities to provide sales and/or administrative services as agents for holders of Shares of the Funds. For a description of administrative services, see "Administrative Arrangements" below.

SHAREHOLDER SERVICING ARRANGEMENTS
The Funds have adopted a Shareholder Services Plan, which is administered by Federated Administrative Services. Under the Plan, M&T Bank acts as a shareholder servicing agent (the "Shareholder Servicing Agent") for the Funds. The Funds may pay the Shareholder Servicing Agent a fee based on the average daily net asset value of Shares for which it provides shareholder services. These shareholder services include, but are not limited to, distributing prospectuses and other information, providing shareholder assistance and communicating or facilitating purchases and redemptions of Shares. This fee will be equal to 0.25% of each Fund's average daily net assets on Class A Shares and Class B Shares for which the Shareholder Servicing Agent provides services. The Class A Shares of U.S. Government Securities Fund, New York Municipal Income Fund, High Yield Bond Fund, Large Cap Value Fund and Large Cap Growth Fund have no present intention of paying or accruing shareholder servicing fees.

ADMINISTRATIVE ARRANGEMENTS
The distributor may select brokers and dealers to provide distribution and administrative services. The distributor may also select administrators (including depository institutions such as commercial banks and savings banks) to provide administrative services that are not provided by Federated Administrative Services (see below). These administrative services include distributing prospectuses and other information, providing accounting assistance and shareholder communications, or otherwise facilitating shareholder purchases and redemptions (sales) of any Fund Shares. The administrators appointed could include affiliates of the Adviser. Brokers, dealers, and administrators will receive fees from the distributor based upon Shares owned by their clients or customers. The fees are calculated as a percentage of the average aggregate net asset value of shareholder accounts during the period for which the brokers, dealers, and administrators provide services. If the distributor pays any fees for these services, the fees will be reimbursed by the Adviser and not the Funds.

ADMINISTRATION OF THE FUNDS
Federated Administrative Services ("FAS"), provides the Funds with certain administrative personnel and services necessary to operate the Funds. Federated Services Company ("Federated Services") provides the Funds with certain financial, administrative, transfer agency and fund accounting services. FAS and Federated Services are indirect wholly owned subsidiaries of Federated Investors, Inc.
These services are provided for an aggregate annual fee as specified below:

                                              Aggregate Daily Net Assets of
                      Maximum Fee              Vision Group Of Funds, Inc.

                        0.140%                  on the first $1.4 billion
                        0.100%                  on the next $750 million
                         0.07%            on assets in excess of $2.15 billion

HOW THE FUNDS VALUE THEIR SHARES

A Fund's net asset value per share fluctuates.

The net asset value ("NAV") for a Fund's Shares is determined by adding the market value of all securities and other assets of the Fund, subtracting the liabilities of the Fund and dividing the remainder by the total number of the Fund's Shares outstanding. The NAV for each class of Shares of a Fund may differ due to the differences in expenses incurred by each class and the impact this has on each classes' net income.

The NAV per share of each Fund is determined as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on: o days on which there are not sufficient changes in the value of a Fund's portfolio securities that its net asset value might be materially affected;

o days during which no Shares are tendered for redemption and no orders to purchase Shares are received; or

o the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

MINIMUM INITIAL INVESTMENT

The minimum initial investment in each Fund is $500, unless the investment is in a retirement plan or an IRA account, in which case the minimum initial investment is $250. Subsequent investments must be in amounts of at least $25. The minimum initial and subsequent investment amounts may be waived or lowered from time to time, such as for customers participating in the automatic investment services described below.

WHAT FUND SHARES COST

In connection with the sale of Class A and B Shares, Federated Securities Corp. may from time to time offer certain items of nominal value to any shareholder or investor.

CLASS A SHARES
Class A Shares are sold at their net asset value next determined after an order is received, plus a sales charge as follows:

     U.S. Government Securities Fund, New York Municipal Income Fund and High Yield Bond Fund



                                           Sales Charge as a        Sales Charge as a       Dealer Concession as a
                                          Percentage of Public      Percentage of Net        Percentage of Public
Amount of Transaction                        Offering Price             Invested                Offering Price
--------------------------------------- ------------------------- ---------------------- -----------------------------
Less than $100,000                               4.50%                    4.71%                      4.00%
$100,000 but less than $250,000                  3.75%                    3.90%                      3.25%
$250,000 but less than $500,000                  3.00%                    3.09%                      2.75%
$500,000 but less than $1 million                2.00%                    2.04%                      1.75%
$1 million or more                               0.00%                    0.00%                      0.00%

Mid Cap Value Fund, Mid Cap Growth Fund, Large Cap Value Fund and Large Cap Growth Fund

                                           Sales Charge as a        Sales Charge as a       Dealer Concession as a
                                          Percentage of Public      Percentage of Net        Percentage of Public
Amount of Transaction                        Offering Price             Invested                Offering Price
--------------------------------------- ------------------------- ---------------------- -----------------------------
Less than $50,000                                5.50%                    5.82%                      5.00%
$50,000 but less than $100,000                   4.25%                    4.44%                      3.75%
$100,000 but less than $250,000                  3.25%                    3.36%                      2.75%
$250,000 but less than $500,000                  2.25%                    2.30%                      2.00%
$500,000 but less than $1 million                2.00%                    2.04%                      1.75%
$1 million or more                               0.00%                    0.00%                      0.00%

PURCHASES AT NET ASSET VALUE (Class A Shares)
Class A Shares of each of the Funds may be purchased from time to time, at net asset value, without a sales charge, by the following investors, their spouses and their immediate relatives: (i) current and retired employees and directors of M&T Bank, M&T Bank Corporation and their subsidiaries; (ii) current and former Directors of the Corporation; (iii) clients of the M&T Capital Advisers and Trust Groups of M&T Bank; (iv) employees (including registered representatives) of a dealer which has a selling group agreement with the Funds' distributor and consents to such purchases; (v) current and retired employees of any sub-adviser to the M&T Funds, Inc.; and (vi) investors referred by any sub-adviser to the M&T Funds, Inc. Immediate relatives include grandparents, parents, siblings, children, and grandchildren of a qualified investor, and the spouse of any immediate relative. A special application form which is available from the Shareholder Servicing Agent, must be submitted with the initial purchase.

The distributor will uniformly and periodically offer to pay cash payments as incentives to broker/dealers whose customers or clients purchase Shares of a Fund under this "no-load" purchase provision. This payment will be made out of the distributor's assets and not by the Corporation, the Funds, or a Fund's shareholders.

PURCHASES WITH PROCEEDS FROM REDEMPTIONS OF MUTUAL FUNDSHARES OR ANNUITIES (Class A Shares)
Investors may purchase Class A Shares of each of the Funds at net asset value, without a sales charge, with the proceeds from either: (i) the redemption of shares of a mutual fund which was sold with a sales charge or commission; or
(ii) fixed or variable rate annuities. The purchase must be made within 60 days of the redemption, and M&T Bank's Mutual Fund Services must be notified by the investor in writing, or by the investor's financial institution, at the time the purchase is made, and must be presented satisfactory evidence of the redemption. Redemptions of mutual fund shares that are subject to a contingent deferred sales charge are not eligible to purchase Fund Shares under this method. The distributor will uniformly and periodically offer to pay cash payments as incentives to broker/dealers whose customers or clients purchase Shares of a Fund under this "no-load" purchase provision. This payment will be made out of the distributor's assets and not by the Corporation, the Funds or a Fund's shareholders.

REDUCING THE SALES CHARGE (Class A Shares)
The sales charge can be reduced on the purchase of Class A Shares of the Fund through:

o        quantity discounts and accumulated purchases;
o        signing a 13-month letter of intent;
o        using the reinvestment privilege; or
o        concurrent purchases.

Quantity Discounts and Accumulated Purchases
As shown in the tables under "What Fund Shares Cost," larger purchases of Class A Shares reduce the sales charge paid. The Funds will combine purchases of Class A Shares made on the same day by the investor, the investor's spouse, and the investor's children under age 21 when it calculates the sales charge.

If an additional purchase of Class A Shares of any of the Funds is made, the Fund will consider the previous purchases of Class A Shares still invested in the Fund in calculating the applicable sales charge rate. For example, if a shareholder already owns Class A Shares which were purchased at the public offering price of $70,000 and then purchases $40,000 more at the current public offering price, the sales charge of the additional purchase would be the rate imposed on a $110,000 investment, not the rate imposed on a $40,000 investment.

To receive the sales charge reduction, M&T Bank's Mutual Fund Services or the distributor must be notified by the shareholder in writing at the time the purchase is made that Class A Shares are already owned or that purchases are being combined. The Fund will reduce the sales charge after it confirms the purchase.

Letter of Intent
If a shareholder intends to purchase Class A Shares of the U.S. Government Securities Fund, New York Municipal Income Fund or High Yield Bond Fund equal in value to at least $100,000 over the next 13 months, or Class A Shares of the Mid Cap Value Fund, Mid Cap Growth Fund, Large Cap Value Fund or Large Cap Growth Fund equal in value to at least $50,000 over the next 13 months, the sales charge may be reduced by signing a letter of intent to that effect. This letter of intent includes a provision for a sales charge adjustment depending on the amount actually purchased within the 13- month period and a provision for the Custodian to hold in escrow (in Shares) 4.50% of the total price of the Shares of the U.S. Government Securities Fund, New York Municipal Income Fund or High Yield Bond Fund, or 5.50% of the total price of the Shares of the Mid Cap Value Fund, Mid Cap Growth Fund, Large Cap Value Fund or Large Cap Growth Fund, as the case may be, intended to be purchased until such purchase is completed.

The amount held in escrow will be applied to the shareholder's account at the end of the 13-month period, unless the amount specified in the letter of intent is not purchased. In this event, an appropriate number of escrowed Shares may be redeemed in order to realize the difference in the sales charge.

This letter of intent will not obligate the shareholder to purchase Shares, but if the shareholder does, each purchase during the period will be at the sales charge applicable to the total amount intended to be purchased. This letter may be dated as of a prior date to include any purchases made within the past 90 days; however, these previous purchases will not receive the reduced sales charge.

Reinvestment Privilege
If Class A Shares in the Funds have been redeemed, the shareholder has a one-time right to reinvest, within 90 days, the redemption proceeds in Class A Shares of the Funds at the next-determined net asset value without any sales charge. M&T Bank's Mutual Fund Services or the distributor must be notified by the shareholder in writing or by the shareholder's financial institution of the reinvestment in order to eliminate the sales charge. If the shareholder redeems his or her Shares in the Funds, there may be tax consequences.

Concurrent Purchases
For purposes of qualifying for a sales charge reduction, a shareholder has the privilege of combining concurrent purchases of Class A Shares of two or more Funds in the Vision Group of Funds, Inc., the purchase price of which includes a sales charge. For example, if a shareholder concurrently invested $70,000 in Class A Shares of one of the Funds with a sales charge, and $40,000 in another Fund with a sales charge, the sales charge imposed on each purchase would be reduced to the sales charge rate in effect for a $110,000 investment in the respective Fund.

To receive this sales charge reduction, M&T Bank's Mutual Fund Services or the distributor must be notified by the agent placing the order at the time the concurrent purchases are made. The sales charge will be reduced after the purchase is confirmed.

CLASS B SHARES

Mid Cap Value Fund, Mid Cap Growth Fund, Large Cap Value Fund and Large Cap Growth Fund

Class B Shares are sold at net asset value, without a front-end sales charge. However, Class B Shares may be subject to a contingent deferred sales charge for Shares held less than seven years. See "Sales Charge When You Redeem Class B Shares."

CONVERSION OF CLASS B SHARES
Class B Shares will automatically convert into Class A Shares after eight full years from the purchase date. Such conversion will be on the basis of the relative NAVs per Share, without the imposition of any charges. Class B Shares acquired by exchange from Class B Shares of another Fund will convert into Class A Shares based on the time of the initial purchase.

SALES CHARGE REALLOWANCE (Class A Shares)
For sales of Class A Shares of the Funds, a broker/dealer will normally receive up to 90% of the applicable sales charge. Any portion of the sales charge which is not paid to a broker/dealer will be retained by the distributor. However, the distributor will uniformly and periodically offer to pay broker/dealers up to 100% of the sales charge retained by it. Such payments may take the form of cash, items of material value, or promotional incentives, such as payment of certain expenses of qualified employees and their spouses to attend informational meetings about the Funds or other special events at recreational-type facilities. In some instances, these incentives will be made available only to broker/dealers whose employees have sold or may sell significant amounts of shares.

SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS (Class A and/or Class B Shares) The distributor may pay fees to financial institutions out of the sales charge in exchange for sales and/or administrative services performed on behalf of their customers in connection with the initiation of customer accounts and purchases of Class A Shares of the Funds.

In addition, the distributor will offer to pay broker/dealers an amount of up to 1.00% of the net asset value of Class A Shares purchased for an account of their client or customer in an amount of $1 million or more.

The distributor and the Adviser, or affiliates thereof, at their own expense and out of their own assets, may also provide other compensation to financial institutions in connection with sales of Class A or B Shares of the Funds or as financial assistance for providing substantial marketing, sales and operational support. Compensation may include, but is not limited to, financial assistance to financial institutions in connection with conferences, sales, or training programs for their employees, seminars for the public, advertising or sales campaigns, or other special events. In some instances, this compensation may be predicated upon the amount of Shares sold and/or upon the type and nature of sales or operational support they furnish. Dealers may not use sales of the Corporation's shares to qualify for this compensation to the extent such may be prohibited by the laws of any state or any self-regulatory agency, such as the National Association of Securities Dealers, Inc. None of the aforementioned other compensation shall be paid for by the Corporation, the Funds, or a Fund's shareholders, nor will it change the price paid by investors for the purchase of Fund Shares.

HOW TO BUY SHARES

You can buy Shares of the Funds on any business day, except on days which the New York Stock Exchange or M&T Bank is closed or on holidays when wire transfers are restricted (Columbus Day, Veterans' Day and Martin Luther King, Jr. Day).

Shares may be purchased through the Bank, M&T Securities, Inc. or through authorized broker/dealers. Payment may be made either by wire, mail or transfer. The Funds reserve the right to reject any purchase request.

Orders for $250,000 or more will be invested in Class A Shares instead of Class B Shares to maximize your return and minimize the sales charges and marketing fees. Accounts held in the name of an investment professional may be treated differently. Class B Shares will automatically convert into Class A Shares after eight full years from the purchase date. This conversion is a non-taxable event.

THROUGH THE BANK
To purchase Shares through M&T Bank contact an account representative at M&T Bank or affiliates of M&T Bank which make Shares available, or M&T Bank's Mutual Fund Services at (800) 836-2211 (in the Buffalo area, 635-9368). For purchases through Automated Clearing House ("ACH"), the purchase order must be received by 3:00 p.m. (Eastern time).

THROUGH M&T SECURITIES, INC.
You may purchase Shares through any representative of M&T Securities, Inc. ("M&T Securities") at M&T Bank as well as at separate M&T Securities locations, or by calling 1-800-724-5445. M&T Securities (member NASD and SIPC) is a wholly-owned registered broker-dealer subsidiary of M&T Bank.

THROUGH AUTHORIZED BROKER/DEALERS
An investor may place an order through authorized brokers and dealers to purchase Shares of the Funds. For additional details, contact your broker.

PAYMENT
Payment may be made by either check or federal funds or by debiting a customer's account at M&T Bank or any of its affiliate banks. Purchase orders must be received by 4:00 p.m. (Eastern time) in order to be credited that same day. For settlement of an order to occur, payment must be received within three business days following the order.

BUYING SHARES BY WIRE
You can purchase Shares of the Funds by Federal Reserve wire. This is referred to as wiring federal funds, and it simply means that your bank sends money to the Funds' bank through the Federal Reserve System. To purchase Shares by Federal Reserve wire, call M&T Bank's Mutual Fund Services or any representative of M&T Securities before 4:00 p.m. (Eastern time) to place your order. The order is considered immediately received, provided payment by federal funds is received before 3:00 p.m. (Eastern time) the next business day.

BUYING SHARES BY MAIL
To buy Shares of the Funds for the first time by mail, complete and sign an account application form and mail it, together with a check made payable to (Name of the Fund and Class of Shares) in an amount of $500 or more, to the address below:

Vision Group of Funds, Inc.
P.O. Box 4556
Buffalo, New York, 14240-4556

Current shareholders can purchase Shares by mail by sending a check to the same address. Orders by mail are considered received after payment by check has been converted into federal funds. This is normally the next business day after the check has been received.

BUYING SHARES BY TRANSFER
To purchase Shares of the Funds by transferring money from a bank account, you must maintain a checking or NOW deposit account at M&T Bank or any of its affiliate banks. To place an order, call M&T Bank's Mutual Fund Services or any representative of M&T Securities before 4:00 p.m. (Eastern time). The money will be transferred from your checking or NOW deposit account to your Fund account by the next business day and your purchase of Shares will be effected on the day the order is placed.

CUSTOMER AGREEMENTS
Shareholders normally purchase Shares through different types of customer accounts at M&T Bank and its affiliates. You should read this prospectus together with any agreements between you and the institution to learn about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

SYSTEMATIC INVESTMENT PROGRAM
Once you have opened a Fund account, you can add to your investment on a regular basis in amounts of $25 or more through automatic deductions from your checking or NOW deposit account. The money may be withdrawn periodically and invested in Fund Shares at the next net asset value calculated after your order is received plus any applicable sales charge. To sign up for this program, please call M&T Bank's Mutual Fund Services for an application.

DIVIDENDS AND CAPITAL GAINS
The U.S. Government Fund, New York Municipal Income Fund and High Yield Bond Fund declare dividends daily and pay them monthly. The Mid Cap Value Fund, Large Cap Value Fund and Large Cap Growth Fund declare and pay dividends quarterly. The Mid Cap Growth Fund declares and pays dividends annually. Capital gains realized by the Funds, if any, will be distributed at least once every 12 months. Dividends and capital gains will be automatically reinvested in additional Shares of the Funds on payment dates at the ex-dividend date's net asset value without a sales charge, unless payments are requested by writing to the Funds or M&T Bank's Mutual Fund Services. Dividends and capital gains can also be reinvested in Shares of the same class of any other fund comprising the Vision Group of Funds, Inc., subject to any applicable minimum investment requirements.

RETIREMENT PLANS

Shares of the Funds can be purchased as an investment for retirement plans or IRA accounts. For further details, contact the Funds and consult a tax adviser.

CERTIFICATES AND CONFIRMATIONS
Shareholders will receive detailed confirmations of transactions (except for systematic program transactions). In addition, shareholders will receive periodic statements reporting all account activity, including dividends paid. The Funds no longer issue share certificates.

HOW TO EXCHANGE SHARES

You may purchase Shares through an exchange from the same share class of another fund in Vision Group of Funds, Inc. at net asset value, plus any applicable sales charge. In addition, you may exchange Class A Shares of the Funds into Class A Shares of Federated International Equity Fund at net asset value, plus any applicable sales charge.

In order to exchange Shares, you must:

o meet the minimum initial investment requirements (if the exchange results in the establishment of a new account); o establish an account into the fund you want to acquire if you do not have an account in that fund; o receive a prospectus for the fund into which you wish to exchange; and o only exchange into funds that may be legally sold in your state of residence.

If you establish a new account for an exchange into another fund, the account will be registered in the same name and have the same dividend and capital gains payment options as you selected for your existing account. If the new account registration is different from your existing account, you must provide a signature guarantee to verify your signature. See "Signature Guarantees" for more information.

CLASS A SHARE EXCHANGES

Exchanges at Net Asset Value
If you exchange between funds with different sales charges, the exchange will be made at net asset value.

If you paid a sales charge once (including Shares acquired through reinvestment of dividends and capital gains) you will not have to pay the sales charge again upon exchange. This is true even if you exchange out of a Fund with a sales charge; then into a Fund without a sales charge and back into a Fund with a sales charge.

Exchanges Subject to a Sales Charge
If you purchased into a Fund without a sales charge and exchange into a Fund with a sales charge, you will be assessed the applicable sales charge when you make the exchange. However, the sales charge will not be applied to any Shares that you acquired through reinvestment of dividends and capital gains.

CLASS B SHARE EXCHANGES
You may exchange Class B Shares from one Fund to another at net asset value without any sales charge. The time you held the original Class B Shares will be added to the time you held the exchanged Class B Shares for purposes of calculating any applicable contingent deferred sales charge when you ultimately redeem those Shares.

GENERAL EXCHANGE INFORMATION
Once the transfer agent has received proper instructions and documentation, Shares submitted for exchange will be redeemed at the next net asset value calculated.

A Fund may modify or terminate the exchange privilege at any time; shareholders will be notified prior to such change. A Fund's management or adviser may determine from the amount, frequency, and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of the exchanges to that shareholder and may bar that shareholder from purchasing other funds.

For additional information about the exchange privilege, call M&T Bank's Mutual Fund Services at the number listed below.

Each exchange is considered a sale of Shares of one Fund and a purchase of Shares of another Fund, and depending on the circumstances, may generate a short or long-term capital gain or loss for federal income tax purposes.

EXCHANGING SHARES BY TELEPHONE
You may exchange Shares between Funds by calling M&T Bank's Mutual Fund Services at (800) 836-2211 (in Buffalo, 635-9368). You will be automatically eligible for telephone exchanges, unless you check the box on the new account application form to decline this privilege. It is recommended that you provide the necessary information for the telephone redemption option on your initial application. If you do not do this and later wish to take advantage of telephone exchanges, you may call M&T Bank's Mutual Fund Services for authorization forms.

You can only exchange Shares by telephone between Fund accounts of the same share class with identical shareholder registrations (names, addresses, and taxpayer identification numbers).

Telephone exchange instructions must be received by M&T Bank's Mutual Fund Services by 4:00 p.m. (Eastern time) and transmitted to Federated Shareholder Services Company before 4:00 p.m. (Eastern time) for Shares to be exchanged that same day. You will not receive a dividend from the fund into which you are exchanging on the date of the exchange.

You may have difficulty making exchanges by telephone in times of unusual economic or market changes when the volume of telephone requests may be exceptionally high. If you cannot contact M&T Bank's Mutual Fund Services by telephone, please send a written exchange request by mail for next day delivery to the Vision Group of Funds, Inc. at the address shown below.

Shareholders requesting the telephone exchange service authorize the Corporation and its agents to act upon their telephonic instructions to exchange Shares from any account for which they have authorized such services. Exchange instructions given by telephone may be electronically recorded for your protection. If reasonable procedures are not followed by the Funds, the Funds may be liable for losses due to unauthorized or fraudulent telephone instructions.

EXCHANGING SHARES BY MAIL
You may exchange Shares by mail by sending your written request to:

Vision Group of Funds, Inc.
P.O. Box 4556
Buffalo, New York 14240-4556

All written requests should state: Fund Name and the Share Class name; the account name as registered with the Fund; the account number; and the number of Shares to be redeemed or the dollar amount of the transaction. An exchange request should also state the name of the Fund into which the exchange is to be made. All owners of the account must sign the request exactly as the Shares are registered.

SYSTEMATIC EXCHANGE PROGRAM
If you desire to automatically exchange Shares of a predetermined amount from one Fund into another Fund on a monthly, quarterly or annual basis, you may take advantage of a systematic exchange privilege. Exchanges are subject to investment minimums, limitations, and any applicable sales charges, as described above. The minimum amount that may be exchanged is $25. Shareholders interested in participating in this program should contact M&T Bank's Mutual Fund Services for more information.

HOW TO REDEEM SHARES

The Funds redeem your Shares at the net asset value per share next determined after the Funds receive your redemption request. In the case of Class B Shares, you may be subject to a contingent deferred sales charge, as described below. When Fund Shares are redeemed, they may be worth more or less than the original cost.

You may redeem Shares only on days when a Fund computes its net asset value. You cannot redeem Shares on days when the New York Stock Exchange or M&T Bank is closed, or on holidays when wire transfers are restricted (e.g., Columbus Day, Veterans' Day and Martin Luther King, Jr. Day). While you may redeem various amounts by telephone or written request, you can close your account only by written request.

Sales Charge When You Redeem class b shares
Your redemption proceeds may be reduced by a sales charge, commonly referred to as a contingent deferred sales charge (CDSC), as follows:

CLASS B SHARES (ONLY)
Shares Held Up To:                            CDSC
1 year                                        5.00%
2 years                                       4.00%
3 years                                       3.00%
4 years                                       3.00%
5 years                                       2.00%
6 years                                       1.00%
7 years or more                               0.00%
Class B Shares convert to Class A Shares (which pay lower ongoing expenses) approximately eight years after purchase.

You will not be charged a CDSC when redeeming Class B Shares:

o        purchased with reinvested dividends or capital gains;
o    purchased within 120 days of redeeming Shares of an equal or lesser amount;
o that you exchanged into the same share class of another Fund where the Shares were held for the applicable CDSC holding period;
o purchased through investment professionals that did not receive advanced sales payments; o if after you purchase Shares you become disabled as defined by the Internal Revenue Code; o that are qualifying redemptions of Class B Shares under a Systematic Withdrawal Program;
o of Shares held by Directors, employees, and sales representatives of the Fund, the distributor, or affiliates of the Fund or distributor, employees of any financial intermediary that sells Shares of the Fund pursuant to a sales agreement with the distributor, and their immediate family members to the extent that no payments were advanced for purchases made by these persons;
o of Shares originally purchased through a bank trust department, an investment adviser registered under the Investment Advisers Act of 1940 or retirement plans where the third party administrator has entered into certain arrangements with Federated Securities Corp. or its affiliates, or any other financial intermediary, to the extent that no payments were advanced for purchases made through such entities;
o if the Fund redeems your Shares and closes your account for not meeting the minimum balance requirement; o if your redemption is a required retirement plan distribution; or o upon the death of the last surviving shareholder(s) of the account.

If your redemption qualifies, you or your investment professional should notify the Distributor at the time of redemption to eliminate the CDSC. If the Distributor is not notified, the CDSC will apply.

To keep the sales charge as low as possible, we sell your Shares in the following order:

o        Shares that are not subject to a CDSC;
o Shares held the longest (to determine the number of years your Shares have been held, include the time you held Class B Shares of Funds that were exchanged into the Fund); and
o then, the CDSC is calculated using the share price at the time of purchase or redemption, whichever is lower.

Systematic Withdrawal Program ("SWP") on Class B Shares
A contingent deferred sales charge will not be charged on SWP redemptions of Class B Shares if:

o        Shares redeemed are 12% or less of the account value in a single year;
o        the account is at least one year old;
o        all dividends and capital gains distributions are reinvested; and
o the account has at least a $10,000 balance when the SWP is established (multiple Class B Share accounts cannot be aggregated to meet this minimum balance).

A contingent deferred sales charge will be charged on redemption amounts that exceed the 12% annual limit. In measuring the redemption percentage, the account is valued when the SWP is established and then annually at calendar year-end. Redemptions can be made only at a rate of 1% monthly, 3% quarterly, or 6% semi-annually.

The Fund reserves the right to discontinue or modify these provisions. Shareholders will be notified of such action.

TELEPHONE REDEMPTIONS
You may redeem your Fund Shares by telephone, unless you decline the privilege on your account application.

You may redeem your Fund Shares by calling M&T Bank's Mutual Fund Services at
(800) 836-2211 (in the Buffalo area, phone 635-9368) before 4:00 p.m. (Eastern time). The proceeds will be wired the next business day directly to your account at M&T Bank or an affiliate of M&T Bank or to another account you previously designated at a domestic commercial bank that is a member of the Federal Reserve System. M&T Bank reserves the right to charge a fee for a wire transfer from a customer checking account, which may contain redemption proceeds, to another commercial bank.

You will be automatically eligible for telephone redemptions, unless you check the box on the new account application form to decline this privilege. It is recommended that you provide the necessary information for the telephone/ wire redemption option on your initial application. If you do not do this and later wish to take advantage of telephone redemptions, you must call M&T Bank's Mutual Fund Services for authorization forms.

You may have difficulty redeeming Shares by telephone in times of unusual economic or market changes when the volume of telephone requests may be exceptionally high. If you cannot contact M&T Bank's Mutual Fund Services by telephone, please send a written redemption request by mail for next day delivery to the Vision Group of Funds, Inc. at the address shown below.

The Funds reserve the right to modify or terminate the telephone redemption privilege at any time. Shareholders will be notified prior to any modification or termination.

If you hold Fund Shares through an IRA account, you cannot redeem those Shares by phone, but instead must redeem them in writing as explained below.

Shareholders who accept the telephone redemption service authorize the Corporation and its agents to act upon their telephonic instructions to redeem Shares from any account for which they have authorized such services. Redemption instructions given by telephone may be electronically recorded for your protection. If reasonable procedures are not followed by the Funds, they may be liable for losses due to unauthorized or fraudulent telephone instructions.

REDEEMING SHARES BY MAIL
You may redeem Shares by sending your written request to:

Vision Group of Funds, Inc.
P.O. Box 4556
Buffalo, New York 14240-4556

Please call M&T Bank's Mutual Fund Services for specific instructions before redeeming by letter. Your written request must include your name, the Fund's name and share class, your account number, and the share or dollar amount you want to redeem.

SIGNATURE GUARANTEES
A signature guarantee verifies the authenticity of your signature. For your protection, you must have your signature guaranteed on written redemption requests in the following instances:

o        if you are redeeming Shares worth $50,000 or more;
o if you want a redemption of any amount sent to an address other than your address on record with a Fund; o if you want a redemption of any amount payable to someone other than yourself as the shareholder of record; or o if you want to transfer the registration of Fund Shares.

The signature guarantee must be provided by:

o a trust company or commercial bank whose deposits are insured by the Bank Insurance Fund ("BIF"), which is administered by the Federal Deposit Insurance Corporation ("FDIC");
o a savings bank or savings association whose deposits are insured by the Savings Association Insurance Fund ("SAIF"), which also is administered by the FDIC;
o a member firm of the New York, American, Boston, Midwest, or Pacific Stock Exchange; or o any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.
The Funds do not accept signatures guaranteed by a notary public.

The Funds and their transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Funds may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Funds and their transfer agent reserve the right to amend these standards at any time without notice.

RECEIVING PAYMENT
Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after receipt of a proper written redemption request, provided the Funds or their agents have received payment for Shares from the shareholder.

SYSTEMATIC WITHDRAWAL PROGRAM FOR CLASS A SHARES (ONLY)
If you own Class A Shares worth $10,000 or more, you can have regular payments of $50 or more sent from your Fund account to you, another person you designate or your checking or NOW deposit account. Class A Shares are redeemed to provide periodic payments in the amount you specify.

Depending on the amount you are withdrawing, the amount of dividends or any capital gains distributions paid on Class A Shares, and any possible fluctuations in a Fund's net asset value per share, these redemptions may reduce and eventually exhaust your investment in a Fund. For this reason, you should not consider systematic withdrawal payments as yield or income received from your investment in a Fund. Due to the fact that Class A Shares are sold subject to a sales charge, it may not be advisable for shareholders to be purchasing Class A Shares while participating in this program.

For more information and an application form for the Systematic Withdrawal Program, call M&T Bank's Mutual Fund Services.

INVOLUNTARY REDEMPTIONS
Because of the high cost of maintaining accounts with low balances, the Funds may redeem your Shares and send you the proceeds if your account balance falls below a minimum value of $250 due to shareholder redemptions. Shareholders who make large or frequent withdrawals may be particularly vulnerable to this involuntary redemption process. However, before Shares are redeemed to close an account, the shareholder will be notified in writing and given 30 days to purchase additional Shares to meet the minimum balance requirement.

Further, each Fund reserves the right to redeem Shares involuntarily or make payment for redemptions in the form of securities if it appears appropriate to do so in light of a Fund's responsibilities under the Investment Company Act of 1940.

TAX INFORMATION

Below is a general discussion of tax considerations for the Funds. No attempt has been made to present a detailed explanation of the income tax treatment of the Funds or their shareholders, and this discussion is not intended as a substitute for careful tax planning.

The tax consequences discussed here apply whether you receive dividends and capital gains in cash or reinvest them in additional Shares. The Funds will send you tax information annually regarding the federal income tax consequences of distributions made during the year. You should definitely consult your own tax adviser about any state or local taxes that may apply.

Each Fund will be treated as a separate entity for federal income tax purposes. Income earned by a Fund, including any capital gains or losses realized, is not combined with income earned on the Corporation's other portfolios.

Each Fund intends to qualify each year as a regulated investment company under the Internal Revenue Code so that it is not required to pay federal income taxes on the income and capital gains distributed to shareholders.

Federal Income Taxes
Shareholders are required to pay federal income taxes on Fund dividends and other distributions received (including capital gains distributions, if any), unless shareholders are exempt from taxes or receive tax-exempt dividends on New York Municipal Income Fund, as described below.

State and Local Taxes
Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

NEW YORK MUNICIPAL INCOME FUND

Federal Taxes
Shareholders are not required to pay federal regular income tax on any dividends received from the Fund that represent net interest received from tax-exempt municipal bonds, although tax-exempt interest will increase the taxable income of certain recipients of social security benefits. However, under the Tax Reform Act of 1986, dividends representing net interest income earned on some municipal bonds may be included in calculating the federal alternative minimum tax for individuals and corporations. The alternative minimum tax, up to 28% of alternative minimum taxable income for individuals, applies when it exceeds the regular tax for the taxable year. Alternative minimum taxable income is equal to the regular taxable income of the taxpayer increased by certain "tax preference" items not included in regular taxable income and reduced by only a portion of the deductions allowed in the calculation of the regular tax.

The Tax Reform Act of 1986 treats interest on certain "private activity" bonds issued after August 7, 1986, as a tax preference item for both individuals and corporations. Unlike traditional governmental purpose municipal bonds, which finance roads, schools, libraries, prisons and other public facilities, private activity bonds provide benefits to private parties. The Fund may purchase all types of municipal bonds, including private activity bonds. Thus, should it purchase any such bonds, a portion of the Fund's dividends may be treated as a tax preference item.

Dividends of the Fund representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income.

These tax consequences apply whether dividends are received in cash or as additional Shares. Information on the tax status of dividends and distributions is provided annually.

New York Taxes
Under existing New York laws, shareholders of the New York Municipal Income Fund will not be subject to New York State or New York City personal income taxes on dividends to the extent that such dividends qualify as "exempt interest dividends" under the Internal Revenue Code of 1986 and represent interest income attributable to obligations of the State of New York and its political subdivisions, as well as certain other obligations, the interest on which is exempt from New York State and New York City personal income taxes, such as, for example, certain obligations of the Commonwealth of Puerto Rico. To the extent that distributions are derived from other income, such distributions will be subject to New York State or New York City personal income tax.

The New York Municipal Income Fund cannot predict in advance the exact portion of its dividends that will be exempt from New York State and New York City personal income taxes. However, the Fund will report to shareholders at least annually what percentage of the dividends it actually paid is exempt from such taxes.

Dividends paid by the New York Municipal Income Fund are exempt from the New York City unincorporated business tax to the same extent that they are exempt from the New York City personal income tax.

Dividends paid by the Fund are not excluded from net income in determining New York State or New York City franchise taxes on corporations or financial institutions. State And Local Taxes Income from the New York Municipal Income Fund is not necessarily free from taxes in states other than New York. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

The Tax Treatment Of Temporary Investments
Dividends paid by the New York Municipal Income Fund that are attributable to the net interest earned on some temporary investments (previously discussed in the "Temporary Investments" section) and any realized net short-term capital gains are taxed as ordinary income.

DESCRIPTION OF FUND SHARES

Vision Group of Funds, Inc. was organized as a Maryland corporation on February 23, 1988, and consists of ten investment portfolios: Vision Money Market Fund, Vision Treasury Money Market Fund, Vision New York Tax-Free Money Market Fund, Vision U.S. Government Securities Fund, Vision New York Municipal Income Fund, Vision High Yield Bond Fund, Vision Mid Cap Value Fund (formerly Vision Growth & Income Fund), Vision Mid Cap Growth Fund (formerly Vision Capital Appreciation
Fund), Vision Large Cap Value Fund (formerly Vision Equity Income Fund), and Vision Large Cap Growth Fund. The Corporation's Articles of Incorporation permit the Corporation to offer separate series of Shares in these funds or other future portfolios. Vision Money Market Fund and Vision Treasury Money Market Fund offer two classes of Shares, Class A Shares and Class S Shares. Vision New York Tax-Free Money Market Fund, Vision U.S. Government Securities Fund, Vision New York Municipal Income Fund and Vision High Yield Bond Fund currently offer one class of Shares, Class A Shares. Vision Mid Cap Value Fund, Vision Mid Cap Growth Fund, Vision Large Cap Value Fund, and Vision Large Cap Growth Fund offer two classes of Shares, Class A Shares and Class B Shares.

Each share of a Fund or class represents an equal proportionate interest in that Fund or class with other Shares and participates equally in the dividends and any other distributions from that Fund or class that are declared at the discretion of the Directors.

VOTING RIGHTS AND OTHER INFORMATION

Shareholders of the Funds are entitled to one vote for each full share they hold and to fractional votes for any fractional Shares they hold, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Shareholders in each Fund generally vote in the aggregate and not by class, unless the law expressly requires otherwise or the Directors determine that the matter to be voted upon affects only the interests of shareholders of a particular class. (See the "Description of Fund Shares" in the SAI for examples of when the Investment Company Act of 1940 requires that shareholders vote by class.) As of February 18, 1999, Reho & Co., Buffalo, NY, acting in various capacities for numerous accounts was the owner of record of 2,312,045 Shares (33.56%) of the Government Fund, 2,297,845 Shares (29.24%) of the Mid Cap Value Fund, and 1,779,953 Shares (42.09%) of the Mid Cap Growth Fund and therefore, may for certain purposes be deemed to control these Funds and be able to affect the outcome of certain matters presented for a vote of shareholders. As of February 18, 1999, Krauss & Company, Buffalo, NY, acting in various capacities for numerous accounts, was the owner of record of 1,741,058 Shares (25.27%) of the Government Fund, and 1,505,154 Shares (35.99%) of the Large Cap Value Fund and therefore, may for certain purposes be deemed to control these Funds and be able to affect the outcome of certain matters presented for a vote of shareholders. In each case, the ownership represents Shares that were re-designated Class A Shares as of the date of this prospectus.

The Funds are not required to hold annual shareholder meetings, unless matters arise that require a vote of the shareholders under the Investment Company Act of 1940. That law requires a vote of the shareholders to approve changes in the Funds' investment advisory agreement, to replace the Funds' independent certified public accountants and, under certain circumstances, to elect members to the Board of Directors. Directors may be removed by a vote of shareholders at a special meeting. The Directors will promptly call a special meeting of shareholders upon the written request of shareholders owning at least 10% of any Fund's outstanding Shares.

As used in this prospectus, "assets belonging to a Fund" means the money received by the Corporation upon the issuance or sale of Shares in a Fund, together with all income, earnings, profits, and proceeds derived from the investment of that money. This includes any proceeds from the sale, exchange, or liquidation of these investments, any funds or payments derived from the reinvestment of these proceeds, and a portion of the general assets of the Corporation that do not otherwise belong to a Fund.

Assets belonging to a Fund are charged with the direct expenses and liabilities of that Fund and with a share of the general expenses and liabilities of the Corporation. Likewise, assets belonging to a Class are charged with different expenses and liabilities of that Class and with a share of the general expenses and liabilities of the Fund. The general expenses and liabilities of the Corporation are allocated in proportion to the relative asset values of all the Corporation's portfolios at the time the expense or liability is incurred.

The management of the Corporation determines a Fund's direct and allocable liabilities at the time the expense or liability is incurred as well as a Fund's allocable share of any general assets at the time the asset is acquired. These determinations are reviewed and approved annually by the Directors and are conclusive.

HOW THE FUNDS SHOW PERFORMANCE

From time to time, advertisements for the Funds may refer to ratings, rankings, and other information in certain financial publications and/or compare the Funds' performance to certain indices. The Funds may advertise their performance in terms of total return, yield, and tax-equivalent yield (New York Municipal Income Fund only), as defined below. Of course, total return, yield, and tax-equivalent yield figures are based on past results and are not an indication of future performance. Total return and yield will be calculated separately for each class of Shares.

TOTAL RETURN
The average annual total return of each class of Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the maximum offering price per share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the monthly reinvestment of all dividends and distributions.

YIELD
The yield of each class of Shares is determined by dividing the net investment income per share (as defined by the SEC) earned by each class of Shares over a thirty-day period by the maximum offering price per share of each class of Shares on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a 12-month period and reinvested every six months. The yield does not necessarily reflect income actually earned by each class of Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

TAX-EQUIVALENT YIELD (NEW YORK MUNICIPAL INCOME FUND ONLY)
The tax-equivalent yield of the New York Municipal Income Fund is calculated similarly to the yield. However, it is adjusted to show the taxable yield that the New York Municipal Income Fund would have had to earn to equal its actual yield, assuming a specific tax rate, and assuming that income is 100% tax exempt. The tax-equivalent yield is computed by dividing the tax-free yield by the result of one minus the combined federal and state tax rate. For example, if an investor is in the 31% federal income tax bracket, and the rate for state taxes is 6.85%, assuming the tax-free yield is 5.0%, the investor would have to receive 8.04% from a taxable investment to equal that tax-free yield (5.0% divided by 1 -- (.31 +.0685) = 8.04%).

   APPENDIX

Standard & Poor's ("S&P") Corporate Bond Rating Definitions
AAA--Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong. AA--Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree. A--Debt rated "A" has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories. BBB--Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories. BB, B, CCC, CC--Debt rated "BB," "B," "CCC," and "CC" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties of major risk exposures to adverse conditions. CI--The rating "CI" is reserved for income bonds on which no interest is being paid. D--Debt rated "D" is in default, and payment of interest and/or repayment of principal is in arrears.

Moody's Investors Service, Inc. Corporate Bond Rating Definitions
Aaa--Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Aa--Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. A--Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future. Baa--Bonds which are rated "Baa" are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well. Ba--Bonds which are rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. B--Bonds which are rated "B" generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. Caa--Bonds which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca--Bonds which are rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. C--Bonds which are rated "C" are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch ICBA, Inc.. Corporate Bond Ratings
AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB-`BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B- `B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C- Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A `CC' rating indicates that default of some kind appears probable. `C' ratings signal imminent default.

DDD, DD, and D - are not meeting current obligations and are extremely speculative. `DDD' designates the highest potential for recovery of amounts outstanding on any securities involved. For U.S. corporates, for example, `DD' indicates expected recovery of 50% - 90% of such outstandings, and `D' the lowest recovery potential, i.e. below 50%.

Fitch IBCA, Inc. Commercial Paper Ratings

F-1+--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1--Very Strong Credit Quality. Issues assigned this rating reflect an assurance for timely payment only slightly less in degree than issues rated F-1+.

ADDRESSES

VISION GROUP OF FUNDS, INC.
P.O. Box 4556
Buffalo, New York 14240-4556
(800) 836-2211 (716) 635-9368

DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Tower
Pittsburgh, Pennsylvania 15222-3779

INVESTMENT ADVISER
Manufacturers and Traders Trust Company
One M&T Plaza
Buffalo, New York 14203

ADMINISTRATOR
Federated Administrative Services
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Shareholder Services Company
P.O. Box 8609
Boston, Massachusetts 02266-8609

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 8609
Boston, Massachusetts 02266-8609

INDEPENDENT AUDITORS
Ernst & Young LLP
One Oxford Centre
Pittsburgh, Pennsylvania 15219

BACK COVER PAGE W/ ART WORK

VISION U.S. GOVERNMENT SECURITIES FUND
CLASS A SHARES

VISION NEW YORK MUNICIPAL INCOME FUND
CLASS A SHARES

VISION HIGH YIELD BOND FUND
CLASS A SHARES

VISION MID CAP VALUE FUND
(formerly Vision Growth & Income Fund)
CLASS A & B SHARES

VISION MID CAP GROWTH FUND
(formerly Vision Capital Appreciation Fund)
CLASS A & B SHARES

VISION LARGE CAP VALUE FUND
(formerly Vision Equity Income Fund)
CLASS A & B SHARES

VISION LARGE CAP GROWTH FUND
CLASS A & B SHARES
Prospectus dated May __, 1999
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Federated Securities Corp.
Distributor
Federated Investors Tower
Pittsburgh, PA 15222-3779

Manufacturers And Traders Trust Company
Investment Adviser
A subsidiary of M&T Bank Corporation

92830F406
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                                 Class A Shares

                     Vision U.S. Government Securities Fund
                      Vision New York Municipal Income Fund
                           Vision High Yield Bond Fund

                        Class A Shares and Class B Shares

                            Vision Mid Cap Value Fund
                    (formerly Vision Growth and Income Fund)
                           Vision Mid Cap Growth Fund
                   (formerly Vision Capital Appreciation Fund)
                           Vision Large Cap Value Fund
                      (formerly Vision Equity Income Fund)
                        Vision Large Cap Growth Fund

                   (Portfolios of Vision Group of Funds, Inc.)

                     Statement of Additional Information

This Statement of Additional Information (SAI) relates to the prospectus of seven portfolios of the Vision Group of Funds, Inc., referred to as the Vision U.S. Government Securities Fund, Vision New York Municipal Income Fund, Vision High Yield Bond Fund, Vision Mid Cap Value Fund, Vision Mid Cap Growth Fund, Vision Large Cap Value Fund, and Vision Large Cap Growth Fund (collectively, the "Funds" or individually, a "Fund").

This SAI is not a prospectus itself, but should be read in conjunction with the Funds' current prospectus dated May __, 1999. This SAI is incorporated into the Funds' prospectus by reference. To receive a copy of the prospectus for the Funds, or a paper copy of this SAI, if you have received it electronically, write to Vision Funds, Inc., P.O. Box 4556, Buffalo, NY 14240-4556, or call
(800) 836-2211 or (716) 635-9368. Please retain this SAI for future reference.

Vision Group of Funds, Inc.
P.O. Box 4556
Buffalo, New York 1420-4556


Statement of Additional Information dated May __, 1999


MANUFACTURERS AND TRADERS
TRUST COMPANY
Investment Adviser
A subsidiary of M&T Bank Corporation
Federated Securities Corp. is distributor for the Funds.

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



Table of Contents

(to come)

General Information About the Funds

The Funds are portfolios in the Vision Group of Funds, Inc. (the "Corporation"). The Corporation was established as a Maryland Corporation under Articles of Incorporation dated February 23, 1988.

Shares of the U.S. Government Securities Fund, New York Municipal Income Fund and High Yield Fund are offered in one class, Class A Shares. Shares of the Mid Cap Value Fund, Mid Cap Growth Fund, Large Cap Value Fund and Large Cap Growth Fund are offered in two classes, Class A Shares and Class B Shares (individually and collectively referred to as "Shares" as the context may require). This SAI relates to both classes of Shares.

Investment Objectives and Policies

The investment objective of each of the Funds cannot be changed without approval of its shareholders.

The investment objective of Vision U.S. Government Securities Fund (the "Government Fund") is to provide current income. Capital appreciation is a secondary investment consideration of the Government Fund. Current income includes, in general, discount earned on U.S. Treasury bills and agency discount notes, interest earned on all other U.S. government securities, and short-term capital gains.

The investment objective of Vision New York Municipal Income Fund (the "NY Municipal Income Fund") is to provide current income which is exempt from federal regular income tax and personal income taxes imposed by the State of New York and New York municipalities and is consistent with the preservation of capital.

The investment objective of Vision High Yield Bond Fund (the "High Yield Bond Fund") is to provide high current income. Capital appreciation is a secondary objective.

The investment objective of Vision Mid Cap Value Fund (the "Mid Cap Value Fund") is to provide long-term growth of capital and income.

The investment objective of Vision Mid Cap Growth Fund (the "Mid Cap Growth Fund") is to provide long-term capital appreciation.

The investment objective of Vision Large Cap Value Fund (the "Large Cap Value Fund") is to provide current income. Capital appreciation is a secondary, non-fundamental consideration.

The investment objective of Vision Large Cap Growth Fund (the "Large Cap Growth Fund") is to provide capital appreciation.

Types of Acceptable Investments and Techniques

Municipal Securities
As described in the prospectus, the Government Fund, High Yield Bond Fund, and the NY Municipal Income Fund may invest in municipal securities. Municipal securities include debt obligations issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses and the extension of loans to public institutions and facilities. Additionally, industrial development bonds, another type of municipal security, are issued by or on behalf of public authorities to finance various privately-operated facilities. The NY Municipal Income Fund may purchase industrial development bonds if the interest paid thereon is exempt from federal income tax.

There are, of course, variations in the quality of municipal securities both within a particular classification and between classifications, and the yields on municipal securities depend upon a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of Moody's Investors Service Inc. ("Moody's"), Fitch IBCA, Inc. ("Fitch"), and Standard & Poor's ("S&P") described in the Appendix to the prospectus represent their opinions as the quality of municipal securities. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and municipal securities with the same maturity, interest rate and rating may have different yields while municipal securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to its purchase by the Funds, an issue of municipal securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Funds. Manufacturers and Traders Trust Company ("M&T Bank"), the investment adviser to the Funds, will consider such an event in determining whether the Funds should continue to hold the obligations.

The payment of principal and interest on most municipal securities purchased by the Funds will depend upon the ability of the issuers to meet their obligations. An issuer's obligations under its municipal securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its municipal securities may be materially adversely affected by litigation or other conditions. For purposes of this SAI and the Government, High Yield Bond and the NY Municipal Income Fund's prospectus, the District of Columbia, each state, each of their political subdivisions, agencies, instrumentalities and authorities and each multi-state agency of which a state is a member is considered to be an "issuer." Further, the nongovernmental user of facilities financed by industrial development bonds is considered to be an "issuer." With respect to those municipal securities that are supported by a bank guarantee, insurance policy or other credit facility, the bank or other institution (or governmental agency) providing the guarantee, insurance or credit facility may also be considered to be an "issuer" in connection with the guarantee, insurance or facility.

Among other types of municipal securities, the Funds may purchase short-term general obligation notes, tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax-exempt commercial paper, construction loan notes and other forms of short-term loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues. In addition, the Funds may invest in other types of tax-exempt instruments (taxable with respect to the Government Fund), such as municipal bonds and industrial development bonds.

Examples of municipal securities which the Government Fund, High Yield Bond Fund, and the NY Municipal Income Fund (limited to New York municipal securities) may purchase include:

o governmental lease certificates of participation issued by state or municipal authorities where payment is secured by installment payments for equipment, buildings, or other facilities being leased by the state or municipality. Government lease certificates purchased by the Funds will not contain nonappropriation clauses;

o    municipal notes and tax-exempt commercial paper;

o    serial bonds sold with a series of maturity dates;

o    tax   anticipation   notes  sold  to  finance   working  capital  needs  of
     municipalities in anticipation of receiving taxes;

o bond anticipation notes sold in anticipation of the issuance of long-term bonds;

o revenue anticipation notes sold in expectation of receipt of federal income available under the Federal Revenue Sharing Program;

o pre-refunded municipal bonds whose timely payment of interest and principal is ensured by an escrow of U.S. government obligations; and

o        general obligation bonds.

     Variable-Rate Municipal Securities
     The NY Municipal Income Fund and High Yield Bond Fund may purchase variable-rate municipal securities. Variable-interest rates generally reduce changes in the market value of municipal securities from their original purchase prices. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable-rate municipal securities than for fixed-income obligations. Many municipal securities with variable-interest rates purchased by these Funds are subject to repayment of principal (usually within seven days) on the these Funds demand. The terms of these variable-rate demand instruments require payment of principal and accrued interest from the issuer of the municipal obligations, the issuer of the participation interests, or a guarantor of either issuer.

     Participation Interests
     The NY Municipal Income Fund and High Yield Bond Fund may purchase municipal securities in the form of participation interests. The financial institutions from which the Fund purchases participation interests frequently provide or secure from another financial institution irrevocable letters of credit or guarantees and give the Fund the right to demand payment of the principal amounts of the participation interests plus accrued interest on short notice (usually within seven days).

     Municipal Lease   s
     The NY Municipal Income Fund and High Yield Bond Fund may purchase municipal securities in the form of participation interests which represent undivided proportional interests in lease payments by a governmental or non-profit entity. The lease payments and other rights under the lease provide for and secure the payments on the certificates. Lease obligations may be limited by municipal charter or the nature of the appropriation for the lease. In particular, lease obligations may be subject to periodic appropriation. If the entity does not appropriate funds for future lease payments, the entity cannot be compelled to make such payments. Furthermore, a lease may provide that the certificate trustee cannot accelerate lease obligations upon default. The trustee would only be able to enforce lease payments as they became due. In the event of a default or failure of appropriation, it is unlikely that the trustee would be able to obtain an acceptable substitute source of payment.

     When determining whether municipal leases purchased by the NY Municipal Income Fund and High Yield Bond Fund will be classified as a liquid or an illiquid security, the Board of Directors ("Directors") has directed the Fund's adviser to consider certain factors such as: the frequency of trades and quotes for the security; the volatility of quotations and trade prices for the security; the number of dealers willing to purchase or sell the security and the number of potential purchasers; dealer undertaking to make a market in the security; the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer); the rating of the security and the financial condition and prospects of the issuer of the security; whether the lease can be terminated by the lessee; the potential recovery, if any, from a sale of the leased property upon termination of the lease; the lessee's general credit strength (e.g., its debt, administrative, economic and financial characteristics and prospects); the likelihood that the lessee will discontinue appropriating funding for the lease property because the property is no longer deemed essential to its operations (e.g., the potential for an "event of nonappropriation"); any credit enhancement or legal recourse provided upon an event of nonappropriation or other termination of the lease; and such other factors as may be relevant to the Fund's ability to dispose of the security.

Illiquid and Restricted Securities
The ability of the Directors to determine the liquidity of certain restricted securities is permitted under a Securities and Exchange Commission staff position set forth in the adopting release for Rule 144A under the Securities Act of 1933. The Directors consider the following criteria in determining the liquidity of certain restricted securities:

o    the frequency of trades and quotes for the security;

o the number of dealers willing to purchase or sell the security and the number of other potential buyers;

o    dealer undertakings to make a market in the security; and

o the nature of the security and the nature of the marketplace trades. Investing in Securities of Other Investment Companies

Each of the Funds may invest in the securities of affiliated and unaffiliated money market funds as an efficient means of managing the Funds' uninvested cash.

Investing in Securities of Other Investment Companies
Each of the Funds may invest in the securities of affiliated and unaffiliated money market funds as an efficient means of managing the Funds' uninvested cash.

Corporate Debt Securities
Each of the Funds may invest in corporate debt securities. Corporate debt securities may bear fixed, fixed and contingent, or variable rates of interest. They may involve equity features such as conversion or exchange rights, warrants for the acquisition of common stock of the same or a different issuer, participations based on revenues, sales, or profits, or the purchase of common stock in a unit transaction (where corporate debt securities and common stock are offered as a unit).

Increasing rate securities, which currently do not make up a significant share of the market in corporate debt securities, are generally offered at an initial interest rate which is at or above prevailing market rates. Interest rates are reset periodically (most commonly every 90 days) at different levels on a predetermined scale. These levels of interest are ordinarily set at progressively higher increments over time. Some increasing rate securities may, by agreement, revert to a fixed rate status. These securities may also contain features which allow the issuer the option to convert the increasing rate of interest to a fixed rate under such terms, conditions, and limitations as are described in each issuer's prospectus.

Ratings
Except for the High Yield Bond Fund, which is not subject to any minimum rating category requirement, the corporate debt obligations in which the Government Fund may invest will be rated at the time of purchase in the top three rating categories of a nationally recognized statistical rating organization and top four categories (investment grade) for the other Funds, or if unrated, of comparable quality as determined by the Fund's adviser. If any security purchased by a Fund is subsequently downgraded, securities will be evaluated on a case by case basis by the Fund's adviser. The Fund's adviser will determine whether or not the security continues to be an acceptable investment. If not, the security will be sold. The lowest category of investment grade securities (e.g., Baa or BBB) have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to pay principal and interest payments on such obligations than higher rated obligations. A description of the rating categories is contained in the Appendix to the Prospectus.

Many of the corporate debt obligations in which the High Yield Bond Fund may invest may be rated at the time of purchase in the lowest category of investment grade securities or below (e.g., BBB, BB, B, C or D) and have speculative characteristics. Bonds rated in these categories are commonly known as "junk bonds."

Zero Coupon Bonds
The Government Fund, NY Municipal Income Fund, High Yield Bond Fund, Mid Cap Value Fund, Mid Cap Growth Fund, Large Cap Growth Fund and Large Cap Value Fund may invest in zero coupon bonds, which are debt securities issued at a discount to their face amount that do not entitle the holder to any periodic payments of interest prior to maturity. Rather, interest earned on zero coupon bonds accretes at a stated yield until the security reaches its face amount at maturity. Generally, the prices of zero coupon bonds may be more sensitive to market interest rate fluctuations than conventional debt securities.

Federal income tax law requires the holder of a zero coupon bond to recognize income from the security prior to the receipt of cash payments. To maintain their qualification as regulated investment companies and avoid liability of federal income taxes, the Funds will be required to distribute income accrued from zero coupon bonds which each Fund owns, and may have to sell portfolio securities (perhaps at disadvantageous times) in order to generate cash to satisfy these distribution requirements.

Mortgage-Related Securities
Privately issued mortgage-related securities which the Government Fund, and High Yield Bond Fund may purchase generally represent an ownership interest in federal agency mortgage pass-through securities such as those issued by Government National Mortgage Association. The terms and characteristics of the mortgage instruments may vary among pass-through mortgage loan pools. The market for such mortgage-related securities has expanded considerably since its inception. The size of the primary issuance market and the active participation in the secondary market by securities dealers and other investors makes government-related pools highly liquid.

     Resets of Interes   t
     The interest rates paid on the ARMS, CMOs, and REMICs in which the Government Fund, High Yield Bond Fund, Mid Cap Value Fund, Large Cap Value Fund and Large Cap Growth Fund may invest generally are readjusted at intervals of one year or less to an increment over some predetermined interest rate index. There are two main categories of indices: those based on U.S. Treasury securities and those derived from a calculated measure, such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year and five-year constant maturity Treasury Note rates, the three-month Treasury Bill rate, the 180-day Treasury Bill rate, rates on longer-term Treasury securities, the National Median Cost of Funds, the one-month or three-month London Interbank Offered Rate (LIBOR), the prime rate of a specific bank, or commercial paper rates. Some indices, such as the one-year constant maturity Treasury Note rate, closely mirror changes in market interest rate levels. Others tend to lag changes in market rate levels and tend to be somewhat less volatile.

     To the extent that the adjusted interest rate on the mortgage security reflects current market rates, the market value of an adjustable rate mortgage security will tend to be less sensitive to interest rate changes than a fixed rate debt security of the same stated maturity. Hence, adjustable rate mortgage securities which use indices that lag changes in market rates should experience greater price volatility than adjustable rate mortgage securities that closely mirror the market. Certain residual interest tranches of CMOs may have adjustable interest rates that deviate significantly from prevailing market rates, even after the interest rate is reset, and are subject to correspondingly increased price volatility. In the event the Fund purchases such residual interest mortgage securities, it will factor in the increased interest and price volatility of such securities when determining its dollar-weighted average duration.

     Caps and Floors
     The underlying mortgages which collateralize the ARMS, CMOs, and REMICs in which the Government Fund, High Yield Bond Fund, Mid Cap Value Fund, Large Cap Value Fund and Large Cap Growth Fund invest will frequently have caps and floors which limit the maximum amount by which the loan rate to the residential borrower may change up or down: (1) per reset or adjustment interval, and (2) over the life of the loan. Some residential mortgage loans restrict periodic adjustments by limiting changes in the borrower's monthly principal and interest payments rather than limiting interest rate changes. These payment caps may result in negative amortization.

     The value of mortgage securities in which the Fund invests may be affected if market interest rates rise or fall faster and farther than the allowable caps or floors on the underlying residential mortgage loans. Additionally, even though the interest rates on the underlying residential mortgages are adjustable, amortization and prepayments may occur, thereby causing the effective maturities of the mortgage securities in which the Funds invest to be shorter than the maturities stated in the underlying mortgages.

Lending of Portfolio Securities
The collateral received when the Funds lend portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to a Fund. During the time portfolio securities are on loan, the borrower pays the Fund any interest paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. The Funds may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Funds do not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment.

Insurance on Municipal Securities
The NY Municipal Income Fund may purchase Policies from MBIA Corp. ("MBIA"), AMBAC Indemnity Corporation ("AMBAC"), and Financial Guaranty Insurance Company ("FGIC"), or any other municipal bond insurer which is rated Aaa by Moody's or AAA by S&P. Each Policy guarantees the timely payment of principal and interest on those municipal securities it insures. The Policies will have the same general characteristics and features. A municipal security will be eligible for coverage if it meets certain requirements set forth in a Policy. In the event interest or principal on an insured municipal security is not paid when due, the insurer covering the security will be obligated under its Policy to make such payment not later than 30 days after it has been notified by the NY Municipal Income Fund that such non-payment has occurred. The insurance feature reduces financial risk, but the cost thereof and the restrictions on investments imposed by the guidelines in the insurance policies reduce the yield to shareholders.

MBIA, AMBAC, and FGIC will not have the right to withdraw coverage on securities insured by their Policies so long as such securities remain in the Fund's portfolio, nor may MBIA, AMBAC, or FGIC cancel their Policies for any reason except failure to pay premiums when due. MBIA, AMBAC, and FGIC will reserve the right at any time upon 90 days' written notice to the NY Municipal Income Fund to refuse to insure any additional municipal securities purchased by the NY Municipal Income Fund after the effective date of such notice. The Board of Directors will reserve the right to terminate any of the Policies if it determines that the benefits to the NY Municipal Income Fund of having its portfolio insured under such Policy are not justified by the expense involved.

Additionally, the Directors reserve the right to enter into contracts with insurance carriers other than MBIA, AMBAC, or FGIC if such carriers are rated AAA by S&P or Aaa by Moody's.

Under the Policies, municipal bond insurers unconditionally guarantee to the NY Municipal Income Fund the timely payment of principal and interest on the insured municipal securities when and as such payments shall become due but shall not be paid by the issuer, except that in the event of any acceleration of the due date of the principal by reason of mandatory or optional redemption (other than acceleration by reason of mandatory sinking fund payments), default or otherwise, the payments guaranteed will be made in such amounts and at such times as payments of principal would have been due had there not been such acceleration. The municipal bond insurers will be responsible for such payments less any amounts received by the NY Municipal Income Fund from any trustee for the municipal bond issuers or from any other source. The Policies do not guarantee payment on an accelerated basis, the payment of any redemption premium, the value for the Shares of the NY Municipal Income Fund, or payments of any tender purchase price upon the tender of the municipal securities. The Policies also do not insure against nonpayment of principal of or interest on the securities resulting from the insolvency, negligence or any other act or omission of the trustee or other paying agent for the securities. However, with respect to small issue industrial development municipal bonds and pollution control revenue municipal bonds covered by the Policies, the municipal bond insurers guarantee the full and complete payments required to be made by or on behalf of an issuer of such municipal securities if there occurs any change in the tax-exempt status of interest on such municipal securities, including principal, interest or premium payments, if any, as and when required to be made by or on behalf of the issuer pursuant to the terms of such municipal securities. A "when-issued" municipal security will be covered under the Policies upon the settlement date of the issuer of such "when-issued" municipal security. In determining whether to insure municipal securities held by the NY Municipal Income Fund, each municipal bond insurer has applied its own standard, which corresponds generally to the standards it has established for determining the insurability of new issues of municipal securities. This insurance is intended to reduce financial risk, but the cost thereof and compliance with investment restrictions imposed under the Policies will reduce the yield to shareholders of the NY Municipal Income Fund.

If a Policy terminates as to municipal securities sold by the NY Municipal Income Fund on the date of sale, in which event municipal bond insurers will be liable only for those payments of principal and interest that are then due and owing, the provision for insurance will not enhance the marketability of securities held by the NY Municipal Income Fund, whether or not the securities are in default or subject to significant risk of default, unless the option to obtain permanent insurance is exercised. On the other hand, since Issuer-Obtained Insurance will remain in effect as long as the insured municipal securities are outstanding, such insurance may enhance the marketability of municipal securities covered thereby, but the exact effect, if any, on marketability cannot be estimated. The NY Municipal Income Fund generally intends to retain any securities that are in default or subject to significant risk of default and to place a value on the insurance, which ordinarily will be the difference between the market value of the defaulted security and the market value of similar securities of minimum investment grade (i.e., rated "Baa" by Moody's or "BBB" by S&P) that are not in default. To the extent that the NY Municipal Income Fund holds defaulted securities, it may be limited in its ability to manage its investment and to purchase other municipal securities. Except as described above with respect to securities that are in default or subject to significant risk of default, the NY Municipal Income Fund will not place any value on the insurance in valuing the municipal securities that it holds.

     MBIA Corp.

     MBIA Corp. ("MBIA") insures municipal bonds. The address of MBIA is 113 King Street, Armonk, New York, 10504, and its telephone number is (914) 273-4545. As of March 5, 1999, S&P has rated the claims-paying ability of MBIA "AAA."

     AMBAC Indemnity Corporation
     AMBAC Indemnity Corporation ("AMBAC") is a wholly-owned subsidiary of AMBAC, Inc., a financial holding company which is owned by the public. AMBAC provides financial guarantee insurance, investment and financial products and health care information services. The Company provides services to both public and private customers throughout the United States. The address of AMBAC's administrative offices is One State Street Plaza, New York, New York 10004, and its telephone number is (212) 668-0340. As of March 5, 1999, S&P has rated the claims-paying ability of AMBAC "AAA."

     Financial Guaranty Insurance Company
     Financial Guaranty Insurance Company ("Financial Guaranty") is a wholly-owned subsidiary of FGIC Corporation, a Delaware holding company. FGIC Corporation is wholly-owned by General Electric Capital Corporation. Financial Guaranty insures municipal bonds and certain non-municipal structured debt obligations. The address of Financial Guaranty is 175 Water St., New York, New York 10038-4972, and its telephone number is (800) 352-0001. As of March 5, 1999, S&P has rated the claims-paying ability of Financial Guaranty "AAA."

Futures and Options Transactions
As a means of reducing fluctuations in the net asset value of Shares of the Funds, each of the Funds may attempt to hedge all or a portion of its portfolios by buying and selling futures contracts, buying put options on portfolio securities and listed put options on futures contracts, and writing call options on futures contracts. The Funds may also write covered call options on portfolio securities to attempt to increase current income.

Each Fund will maintain its position in securities, options and segregated cash subject to puts and calls until the options are exercised, closed, or have expired. An option position of futures transactions may be closed out over-the-counter or on a nationally recognized exchange which provides a secondary market for options of the same series. Each Fund currently does not intend to invest more than 5% of its total assets in options transactions.

     Futures Contracts
     The Funds may purchase and sell financial futures contracts to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and market conditions without necessarily buying or selling the securities. The Funds will not engage in futures transactions for speculative purposes. A futures contract is a firm commitment by two parties: the seller who agrees to make delivery of the specific type of security called for in the contract ("going short") and the buyer who agrees to take delivery of the security ("going long") at a certain time in the future.

     For example, in the fixed income securities market, price moves inversely to interest rates. A rise in rates means a drop in price. Conversely, a drop in rates means a rise in price. In order to hedge its holdings of fixed income securities against a rise in market interest rates, a Fund could enter into contracts to deliver securities at a predetermined price (i.e., "go short") to protect itself against the possibility that the prices of its fixed income securities may decline during the Fund's anticipated holding period. The Fund would "go long" (agree to purchase securities in the future at a predetermined price) to hedge against a decline in market interest rates.

     "Margin" In Futures Transactions
     Unlike the purchase or sale of a security, a Fund does not pay or receive money upon the purchase or sale of a futures contract. Rather, the Fund is required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract initial margin does not involve the borrowing of funds by the Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.

     A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value, the Fund will mark-to-market its open futures positions. The Funds are also required to deposit and maintain margin when they write call options on futures contracts.

     Each Fund will comply with the following restrictions when purchasing and selling futures contracts. To the extent required to comply with Commodity Futures Trading Commission ("CFTC") Regulation 4.5 and thereby avoid status as a "commodity pool operator," each Fund will not enter into a futures contract for other than bona fide hedging purposes, or purchase an option thereon, if immediately thereafter the initial margin deposits for futures contracts held by it, plus premiums paid by it for open options on futures contracts, would exceed 5% of the market value of a Fund's net assets, after taking into account the unrealized profits and losses on those contracts it has entered into; and, provided further, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing such 5%. Second, since a Fund does not constitute a commodity pool, it will not market itself as such, nor serve as a vehicle for trading in the commodities futures or commodity options markets. Finally, because each Fund will submit to the CFTC special calls for information, none of the Funds will register as a commodities pool operator.

     Put Options On Financial and Stock Index Futures Contracts
     Each of the Funds may purchase listed put options on financial futures contracts. The Mid Cap Value Fund, Mid Cap Growth Fund, Large Cap Value and Large Cap Growth Fund Fund may also purchase listed put options on stock index futures contracts. The Funds would purchase put options on futures contracts to protect portfolio securities against decreases in value resulting from an anticipated increase in market interest rates or changes in stock prices. Unlike entering directly into a futures contract, which requires the purchaser to buy a financial instrument on a set date at a specified price, the purchase of a put option on a futures contract entitles (but does not obligate) its purchaser to decide on or before a future date whether to assume a short position at the specified price.

     Generally, if the hedged portfolio securities decrease in value during the term of an option, the related futures contracts will also decrease in value and the option will increase in value. In such an event, the Funds will normally close out its option by selling an identical option. If the hedge is successful, the proceeds received by the Funds upon the sale of the second option will be large enough to offset both the premium paid by the Funds for the original option plus the decrease in value of the hedged securities.

     Alternatively, a Fund may exercise its put option to close out the position. To do so, it would simultaneously enter into a futures contract of the type underlying the option (for a price less than the strike price of the option) and exercise the option. The Fund would then deliver the futures contract in return for payment of the strike price. If the Fund neither closes out nor exercises an option, the option will expire on the date provided in the option contract, and the premium paid for the contract will be lost.

     Call Options On Financial and Stock Index Futures Contracts
     In addition to purchasing put options on futures, each Fund may write listed call options on financial futures contracts (and stock index futures contracts for the Mid Cap Value Fund, Mid Cap Growth Fund, Large Cap Value Fund and Large Cap Growth Fund) to hedge its portfolio against an increase in market interest rates or changes in stock market conditions. When a Fund writes a call option on a futures contract, it is undertaking the obligation of assuming a short futures position (selling a futures contract) at the fixed strike price at any time during the life of the option if the option is exercised. As market interest rates rise, causing the prices of futures to go down, the Fund's obligation under a call option on a future (to sell a futures contract) costs less to fulfill, causing the value of the Fund's call option position to increase.

     In other words, as the underlying futures price goes down below the strike price, the buyer of the option has no reason to exercise the call, so that the Fund keeps the premium received for the option. This premium can offset the drop in value of the Fund's fixed income portfolio which is occurring as interest rates rise.

     Prior to the expiration of a call written by one of the Funds, or exercise of it by the buyer, the Fund may close out the option by buying an identical option. If the hedge is successful, the cost of the second option will be less than the premium received by the Fund for the initial option. The net premium income of the Fund will then offset the decrease in value of the hedged securities.

     A Fund will not maintain open positions in futures contracts it has sold or call options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the hedged securities and the futures contracts. If this limitation is exceeded at any time, the Fund will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.

     Purchasing Put Options On Portfolio Securities
     The Funds may purchase put options on portfolio securities to protect against price movements in particular securities in their portfolios. A put option gives a Fund, in return for a premium, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option. The Funds may purchase these put options as long as they are listed on a recognized options exchange and the underlying stocks are held in its portfolio.

     Writing Covered Call Options On Portfolio Securities
     A Fund may also write covered call options on securities either held in its portfolio or which it has the right to obtain without payment of further consideration or for which it has segregated cash in the amount of any additional consideration. As the writer of a call option, a Fund has the obligation upon exercise of the option during the option period to deliver the underlying security upon payment of the exercise price. Covered call options generally do not present investment risks different from those associated with a security purchase. For example, a security may be sold before it reaches its maximum potential value, or it may be retained even though its current market price has dropped below its purchase price. Similarly, a covered call option presents these risks. For example, when the option purchaser acquires the security at the predetermined exercise price, a Fund could be giving up any capital appreciation above the exercise price that is not offset by the option premium paid by the option purchaser to a Fund. Conversely, if the underlying security decreases in price and the option purchaser decides not to carry out the transaction, a Fund keeps the premium and a Fund can sell the security or hold onto it for future price appreciation. A Fund may only sell call options either on securities held in its portfolio or on securities which it has the right to obtain without payment of further consideration or for which it has segregated cash in the amount of any additional consideration. The call options which a Fund writes and sells must be listed on a recognized options exchange. Writing of call options by a Fund is intended to generate income for the Fund and thereby protect against price movements in particular securities in the Fund's portfolio.

     Over-the-Counter Options
     The Funds may purchase and write over-the-counter options on portfolio securities in negotiated transactions with the buyer or writers of the options for those options on portfolio securities held by the Funds and not traded on an exchange.

     Stock Index Options
     The Mid Cap Value Fund, Mid Cap Growth Fund, Large Cap Value Fund and Large Cap Growth Fund may purchase put options on stock indices listed on national securities exchanges or traded in the over-the-counter market. A stock index fluctuates with changes in the market values of the stock included in the index.

     The effectiveness of purchasing stock index options will depend upon the extent to which price movements in a Fund's portfolio correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Fund will realize a gain or loss from the purchase of options of an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of a particular stock. Accordingly, successful use by these Funds of options on stock indices will be subject to the ability of M&T Bank to predict correctly movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.

     Risks
     When the Funds use futures and options on futures as hedging devices, there is a risk that the prices of the securities subject to the futures contracts may not correlate perfectly with the prices of the securities in a Fund's portfolio. This may cause the futures contract and any related options to react differently than the portfolio securities to market changes. In addition, the Fund's investment adviser could be incorrect in its expectations about the direction or extent of market factors such as price movements. In these events, the Fund may lose money on the futures contract or option.

     It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although the Fund's investment adviser will consider liquidity before entering into these transactions, there is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular futures contract or option at any particular time. A Fund's ability to establish and close out futures and options positions depends on this secondary market. The inability to close out these positions could have an adverse effect on a Fund's ability to effectively hedge its portfolio.

     To minimize risks, each Fund may not purchase or sell futures contracts or related options, for other than bona fide hedging purposes, if immediately thereafter the sum the amount of margin deposits on the Fund's existing futures positions and premiums paid for related options would exceed 5% of the market value of the Fund's net assets after taking into account the unrealized profits and losses on those contracts it has entered into; and, provided further, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing such 5%. When the Fund purchases futures contracts, an amount of cash and cash equivalents, equal to the underlying commodity value of the futures contracts (less any related margin deposits), will be deposited in a segregated account with the Fund's custodian (or the broker, if legally permitted) to collateralize the position and thereby insure that the use of such futures contract is unleveraged. When a Fund sells futures contracts, it will either own or have the right to receive the underlying future or security, or will make deposits to collateralize the position as discussed above.

Securities of Foreign Issuers
The High Yield Bond Fund, Mid Cap Value Fund, Mid Cap Growth Fund, Large Cap Value Fund and Large Cap Growth Fund may invest in securities of foreign issuers. Securities of foreign issuers may include debt obligations of supranational entities, which include international organizations designed or supported by governmental entities to promote economic reconstruction or development, and international banking institutions and related government agencies. Examples of these include, but are not limited to, the International Bank for Reconstruction and Development (World Bank), European Investment Bank and InterAmerican Development Bank.

Securities of a foreign issuer may present greater risks than investments in U.S. securities, including higher transaction costs as well as the imposition of additional taxes by foreign governments. In addition, investments in foreign issuers may include additional risks associated with less complete financial information about the issuers, less market liquidity, and political instability. Future political and economic developments, the possible imposition of withholding taxes on interest income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls, or the adoption of other governmental restrictions, might adversely affect the payment of principal and interest on securities of foreign issuers. As a matter of practice, the Funds will not invest in the securities of a foreign issuer if any risk appears to the Adviser to be substantial.

Short Sales
The Funds may sell securities short from time to time, subject to certain restrictions. A short sale occurs when a security which a Fund does not own is sold in anticipation of a decline in its price. If the decline occurs, Shares equal in number to those sold short can be purchased at the lower price. If the price increases, the higher price must be paid. The purchased Shares are then returned to the original lender. Risk arises because no loss limit can be placed on the transaction. When a Fund enters into a short sale, assets that are equal to the market price of the securities sold short or any lesser price at which a Fund can obtain such securities, are segregated on a Fund's records and maintained until a Fund meets its obligations under the short sale.

No Fund will sell securities short unless (1) it owns, or has a right to acquire, an equal amount of such securities, or (2) it has segregated an amount of its other liquid assets equal to the lesser of the market value of the securities sold short or the amount required to acquire such securities. While in a short position, the Funds will retain the securities, rights, or segregated assets.

Warrants
The High Yield Bond Fund, Mid Cap Value Fund, Mid Cap Growth Fund, Large Cap Value Fund and Large Cap Growth Fund may invest in warrants. Warrants are basically options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than a year to twenty years or may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant, the warrant will expire as worthless. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

Duration
Duration is a commonly used measure of the potential volatility in the price of a bond, or other fixed income security, or in a portfolio of fixed income securities, prior to maturity. Volatility is the magnitude of the change in the price of a bond relative to a given change in the market rate of interest. A bond's price volatility depends on three primary variables: the bond's coupon rate; maturity date; and the level of market yields of similar fixed income securities. Generally, bonds with lower coupons or longer maturities will be more volatile than bonds with higher coupons or shorter maturities. Duration combines these variables into a single measure.

Duration is calculated by dividing the sum of the time-weighted values of the cash flows of a bond or bonds, including interest and principal payments, by the sum the present values of the cash flows. When a Fund invests in mortgage pass-through securities, its duration will be calculated in a manner which requires assumptions to be made regarding future principal prepayments. A more complete description of this calculation is available upon request.

Temporary Investments
As stated in the prospectus, the NY Municipal Income Fund may invest a portion of assets on a temporary basis for temporary purposes in short-term taxable money market instruments ("Temporary Investments"). Temporary Investments in which the NY Municipal Income Fund may invest include instruments within the listed classes. Although the NY Municipal Income Fund has retained the flexibility of investing up to 20% of its total assets in these Temporary Investments during non-defensive periods (and greater amounts during temporary defensive periods), the NY Municipal Income Fund anticipates that it would not invest more than 5% of its net assets in any one of the classes of temporary investments.

Money Market Instruments
The Funds may invest in money market instruments such as:

o instruments of domestic and foreign banks and savings and loans if they have capital, surplus, and undivided profits of over $100,000,000, or if the principal amount of the instrument is federally insured;

o commercial paper rated, at the time of purchase, not less than A-2 by S&P, Prime-2 by Moody's, or F-2 by Fitch, or if not rated are determined to be of comparable quality by the Funds' investment adviser (see Appendix to the Prospectus for a description of the basis of those ratings);

o time and savings deposits (including certificates of deposit) in commercial or savings banks whose accounts are insured by the Bank Insurance Fund ("BIF"), or institutions whose accounts are insured by the Savings Association Insurance Fund ("SAIF"), including certificates of deposit issued by, and other time deposits in, foreign branches of BIF-insured banks which, if negotiable, mature in six months or less or if not negotiable, either mature in ninety days or less, or are withdrawable upon notice not exceeding ninety days; and

o        bankers' acceptances.

When-Issued And Delayed Delivery Transactions
These transactions are made to secure what is considered to be an advantageous price or yield for the Funds. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Funds sufficient to make payment for the securities to be purchased are segregated on the Funds' records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Funds do not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of the Funds' assets.

Repurchase Agreements
The Funds may enter into repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities or certificates of deposit to the Funds and agree at the time of sale to repurchase them at a mutually agreed upon time and price within one year from the date of acquisition. The Funds or their custodian will take possession of the securities subject to repurchase agreements and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from a Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Funds believe that under the regular procedures normally in effect for custody of the Funds' portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Funds and allow retention or disposition of such securities. The Funds may only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are found by a Fund's adviser to be creditworthy pursuant to guidelines established by the Board of Directors.

Reverse Repurchase Agreements
The Funds may also enter into reverse repurchase agreements. This transaction is similar to borrowing cash. In a reverse repurchase agreement, a Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Funds to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Funds will be able to avoid selling portfolio instruments at a disadvantageous time.

When effecting reverse repurchase agreements, liquid assets of a Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction is settled.

Portfolio Turnover
The Funds will not attempt to set or meet a portfolio turnover rate since any turnover would be incidental to transactions undertaken in an attempt to achieve a Fund's investment objective. Securities in its portfolio will be sold whenever a Fund's investment adviser believes it is appropriate to do so in light of a Fund's investment objectives, without regard to the length of time a particular security may have been held. However, the Large Cap Growth Fund will employ tax management techniques that may result in a lower portfolio turnover rate, as described in the Prospectus. For the fiscal years ended April 30, 1998 and 1997, the Government Fund's, NY Municipal Income Fund's, and Mid Cap Value Fund's portfolio turnover rates were 70% and 121%, 45% and 79%, and 88% and 134%, respectively. For the fiscal year ended April 30, 1998, and the period from July 3, 1996 (date of initial public investment) to April 30, 1997, the portfolio turnover rates of the Mid Cap Growth Fund were 86% and 41%. For the period from September 25, 1997 (date of initial public investment) to April 30, 1998, the portfolio turnover rate of the Large Cap Value Fund was 11%.

The Mid Cap Value Fund's higher rate of portfolio turnover during the last fiscal year is the direct result of the repositioning of the portfolio in companies with better future growth prospects. It is anticipated that the current turnover rate will moderate.

Investment Limitations

Selling Short and Buying on Margin
The Funds will not sell any securities short nor purchase any securities on margin, except as described below and other than in connection with buying financial futures contracts, put options on financial futures, put options on portfolio securities, and writing covered call options, but may obtain such short-term credits as are necessary for clearance of purchases and sales of securities.

The deposit or payment by the Funds of initial or variation margin in connection with financial futures contracts or related options transactions is not considered the purchase of a security on margin.

No Fund will sell securities short unless the Fund (1) owns, or has a right to acquire, an equal amount of such securities, or (2) has segregated an amount of its other assets equal to the lesser of the market value of the securities sold short or the amount required to acquire such securities. The segregated amount will not exceed 25% of the respective Fund's net assets. While in a short position, each Fund will retain the securities, rights, or segregated assets.

Each Fund may purchase and dispose of U.S. government securities and CMOs before they are issued and may also purchase and dispose of them on a delayed delivery basis.

Issuing Senior Securities and Borrowing Money
The Funds will not issue senior securities except that the Funds may borrow money and engage in reverse repurchase agreements in amounts up to one-third of the value of their net assets, including the amounts borrowed. The Funds will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure to facilitate management of the portfolio by enabling the Funds to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Funds will not purchase any securities while borrowings (including reverse repurchase agreements) in excess of 5% of their respective total assets are outstanding.

Pledging Assets
The Funds will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, the Funds may mortgage, pledge, or hypothecate assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of total assets at the time of the borrowing. For purposes of this limitation, the following are not deemed to be pledges: margin deposits for the purchase and sale of futures contracts and related options and segregation or collateral arrangements made in connection with options activities or the purchase of securities on a when-issued basis.

Underwriting
The Funds will not underwrite any issue of securities except as they may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with their investment objectives, policies, and limitations.

Investing in Real Estate
The Funds will not purchase or sell real estate including limited partnership interests although they may invest in securities of companies whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

Lending Cash or Securities
The Funds will not lend any of their assets except portfolio securities, the market value of which does not exceed one-third of the value of the Funds' respective total assets. This shall not prevent the Funds from purchasing or holding U.S. government obligations, money market instruments, variable rate demand notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by the Funds' respective investment objectives, policies, and limitations.

Investing in Commodities
The Funds will not purchase or sell commodities, commodity contracts, or commodity futures contracts except that the Funds may purchase and sell futures contracts and related options.


Concentration of Investments
The Funds will not invest 25% or more of the value of their total assets in any one industry, except that the Government Fund, High Yield Bond Fund, Mid Cap Value Fund, Mid Cap Growth Fund, Large Cap Value Fund, and Large Cap Growth Fund and, for temporary defensive purposes, the NY Municipal Income Fund may invest 25% or more of the value of its total assets in cash or cash items (including instruments issued by a U.S. branch of a domestic bank or savings and loan association and bankers' acceptances), securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, and repurchase agreements collateralized by such securities.

In addition, the NY Municipal Income Fund may invest more than 25% of the value of its total assets in obligations issued by any state, territory, or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions.

Diversification of Investments
With respect to securities comprising 75% of the value of its total assets, the Funds (other than the NY Municipal Income Fund) will not purchase securities issued by any one issuer (other than cash, cash items, securities of other investment companies (in the case of High Yield Bond Fund and Large Cap Growth
Fund), securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such securities) if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer. Also, the Funds will not acquire more than 10% of the outstanding voting securities of any one issuer.

Investing in Exempt-Interest Obligations
The NY Municipal Income Fund will not invest less than 80% of its net assets in securities the interest on which is exempt from federal regular income tax, except during temporary defensive periods.

The above investment limitations cannot be changed without shareholder approval. The following limitation, however, may be changed by the Directors without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Investing in Restricted and Illiquid Securities
The Funds will not invest more than 15% of the value of their respective net assets in illiquid securities including certain restricted securities not determined to be liquid under criteria established by the Directors non-negotiable time deposits and repurchase agreements providing for settlement in more than seven days after notice.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction. None of the Funds has any present intent to borrow money in excess of 5% of the value of its net assets during the coming fiscal year.

For purposes of its policies and limitations, the Funds consider certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

For purposes of the Funds' concentration policy, the Adviser may classify issuers by industry based on classifications that distinguish between various economic characteristics. For instance, the telecommunications industry may be separated into cable companies, cellular companies and other types of telecommunications companies, and be regulated or unregulated companies.

New York Investment Risks
The NY Municipal Income Fund invests in obligations of New York (the "State") issuers which result in the NY Municipal Income Fund's performance being subject to risks associated with the overall conditions present within the State. The following information is a general summary of the State's financial condition and a brief summary of the prevailing economic conditions. This information is based on various sources that are believed to be reliable but should not be considered as a complete description of all relevant information.

The State has achieved fiscal balance for the last few years after large deficits in the middle and late 1980's. Growing social service needs, education and Medicare expenditures have been the areas of largest growth while prudent program cuts and increases in revenues through service fees has enabled the State's budget to remain within balance for the last few years. The State also benefits from a high level of per capita income that is well above the national average and from significant amounts of international trade. While the State still has a large accumulated deficit as a percentage of its overall budget, the fiscal performance in recent years has demonstrated a changed political environment that has resulted in realistic revenue and expenditure projections to achieve financially favorable results. The recent budgets have included personal income tax cuts and emphasized cost control. Budgets in recent years have been delayed due to disagreements between the Governor and the New York State legislature.

New York's economy is large and diverse. While several upstate counties benefit from agriculture, manufacturing and high technology industries, New York City nonetheless still dominates the State's economy through its international importance in economic sectors such as advertising, finance, and banking. The State's economy has been slow to recover after the late 1980's recession that resulted in the loss of over 400,000 jobs in the New York City metropolitan area alone. Any major changes to the financial condition of New York City would ultimately have an affect on the State.

Obligations of issuers within the State are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights of and remedies of creditors. In addition, the obligations of such issuers may become subject to laws enacted in the future by the U.S. Congress, state legislators, or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations, or upon the ability of the State or its political subdivisions to levy taxes. There is also the possibility that, as a result of litigation or other conditions (including delays in adopting budgets), the power or ability of any issuer to pay, when due, the principal of and interest on its municipal securities may be materially affected.

A substantial principal amount of bonds issued by various State agencies and authorities are either guaranteed by the State or supported by the State through lease-purchase arrangements, or other contractual or moral obligation provisions. Moral obligation commitments by the State impose no immediate financial obligations on the State and require appropriations by the legislature before any payments can be made. Failure of the State to appropriate necessary amounts or to take other action to permit the authorities and agencies to meet their obligations could result in defaults on such obligations. If a default were to occur, it would likely have a significant adverse impact on the market price of obligations of the State and its authorities and agencies. In recent years, the State has had to appropriate large amounts of funds to enable State agencies to meet their financial obligations and, in some cases, prevent default. Additional assistance is expected to be required in current and future fiscal years since certain localities and authorities continue to experience financial difficulties.

To the extent State agencies and local governments require State assistance to meet their financial obligations, the ability of the state of New York to meet its own obligations as they become due or to obtain additional financing could be adversely affected. This financial situation could result not only in defaults of State and agency obligations but also impairment of the marketability of securities issued by the State, its agencies and local governments.

The current ratings on New York State general obligation debt are A-2 by Moody's and A by S&P.

The NY Municipal Income Fund's concentration in municipal securities issued by the state and its political subdivisions provides a greater level of risk than a fund which is diversified across numerous states and municipal entities. The ability of the state or its municipalities to meet their obligations will depend on the availability of tax and other revenues; economic, political, and demographic conditions within the state; and the underlying fiscal condition of the state, its counties, and its municipalities.

Vision Group of Funds, Inc. Management

Officers and Directors are listed with their addresses, birthdates, present positions with Vision Group of Funds, Inc., and principal occupations.

Randall I. Benderson
570 Delaware Avenue
Buffalo, NY

Birthdate: January 12, 1955

Director

President and Chief Operating Officer, Benderson Development Company, Inc.

Joseph J. Castiglia
Roycroft Campus
21 South Grove Street, Suite 291
East Aurora, NY 14052

Birthdate: July 20, 1934

Director

Director, New York State Electric & Gas Corp.; Sevenson Environmental Services, Inc.; Blue Cross & Blue Shield of Western New York; and Former President, Chief Executive Officer and Vice Chairman, Pratt & Lambert United, Inc.

Daniel R. Gernatt, Jr.
Richardson & Taylor Hollow Roads
Collins, NY

Birthdate: July 14, 1940

Director

President and CFO of Gernatt Asphalt Products, Inc.; Executive Vice President, Dan Gernatt Gravel Products, Inc.; Vice President, Countryside Sand & Gravel, Inc.

George K. Hambleton, Jr.
670 Young Street
Tonawanda, NY

Birthdate: February 8, 1933

Director

President, Brand Name Sales, Inc.; President, Hambleton & Carr, Inc.

Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA

Birthdate: October 22, 1930

President and Treasurer

Trustee or Director of other funds distributed by Federated Securities Corp.; President, Executive Vice President and Treasurer of other funds distributed by Federated Securities Corp.; Vice Chairman, Federated Investors, Inc.; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp., and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company.

Beth S. Broderick
Federated Investors Tower
Pittsburgh, PA

Birthdate: August 2, 1965

Vice President and Assistant Treasurer

Assistant Vice President & Client Services Officer, Mutual Fund Services Division, Federated Services Company.

Victor R. Siclari
Federated Investors Tower
Pittsburgh, PA

Birthdate: November 17, 1961

Secretary

Senior Corporate Counsel and Vice President, Federated Administrative Services; formerly Attorney, Morrison & Foerster (law firm).

Fund Ownership

As of February 18, 1999, Officers and Directors own less thn 1% of the Funds' outstanding Shares.

As of February 18, 1999, the following shareholder of record owned 5% or more of the outstanding Class A Shares of the NY Municipal Income Fund: Tice & Co., Buffalo, NY, owned approximately 785,087 Shares (16.45%).

As of February 18, 1999, the following shareholders of record owned 5% or more of the outstanding Class A Shares of the Mid Cap Value Fund: Reho & Co., Buffalo, NY, owned approximately 2,297,845 Shares (29.24%); Krauss & Company, Buffalo, NY owned approximately 788,456 Shares (10.03%); and Tice & Co., Buffalo, NY owned approximately 526,912 Shares (6.71%).

As of February 18, 1999, the following shareholders of record owned 5% or more of the outstanding Class A Shares of the Government Fund: Krauss & Company, Buffalo, NY, owned approximately 1,741,058 Shares (25.27%); Reho & Co., Buffalo, NY, owned approximately 2,312,045 (33.56%); Tice & Co., Buffalo, NY, owned approximately 1,391,536 Shares (20.19%).

As of February 18, 1999, the following shareholders of record owned 5% or more of the outstanding Class A Shares of the Mid Cap Growth Fund: Reho & Co., Buffalo, NY, owned approximately 1,779,953 Shares (42.90%); and Krauss & Company, Buffalo, NY, owned approximately 760,135 Shares (18.32%).

As of February 18, 1999, the following shareholders of record owned 5% or more of the outstanding Class A Shares of the Large Cap Value Fund: Krauss & Company, Buffalo, NY, owned approximately 1,505,154 Shares (35.99%); Reho & Co., Buffalo, NY, owned approximately 1,007,999 Shares (24.11%); and Tice & Co., Buffalo, NY, owned approximately 474,221 Shares (11.34%).

Directors' Compensation

                                            Aggregate
Name,                                       Compensation
Position With                               From
Corporation                                 Corporation*#

Randall I. Benderson, Director              $7,500

Joseph J. Castiglia, Director               $8,500

Daniel R. Gernatt, Jr., Director            $8,500

George K. Hambleton, Jr., Director  $8,500

*Information is furnished for the fiscal year ended April 30, 1998. The Corporation is the only investment company in the Fund Complex.

#The aggregate compensation is provided for the Corporation which is comprised of ten portfolios.

Director Liability
With respect to the removal of a Director of the Corporation, the Corporation's By-Laws provide, in accordance with applicable law, that a Director may be removed from the Board at a meeting of shareholders called for that purpose upon the majority vote of the shareholders of the Corporation entitled to vote at such meeting. Such a meeting shall be called by the President or the Board of Directors or at the request in writing of shareholders entitled to cast at least ten percent (10%) of the votes entitled to be cast at such meeting. Such shareholders' request shall state the purpose of the proposed meeting, and the Corporation shall inform those shareholders of the reasonably estimated cost of preparing and mailing a notice of the meeting to the other shareholders and, on payment of these costs, shall notify each shareholder entitled to notice of the meeting.

Investment Advisory Services

Adviser to the Funds
Investment advisory services are provided to the Funds by Manufacturers and Traders Trust Company ("M&T Bank"). The advisory services provided and the expenses assumed by M&T Bank, as well as the advisory fees payable to it, are described in the Funds' prospectus.

The investment advisory agreement provides that M&T Bank shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with its performance under the advisory agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of M&T Bank in the performance of its duties, or from reckless disregard by it of its duties and obligations thereunder. Because of internal controls maintained by M&T Bank to restrict the flow of non-public information, Fund investments are typically made without any knowledge of M&T Bank's or its affiliates' lending relationships with an issuer.

Unless sooner terminated, the advisory agreement between a Fund and M&T Bank will continue in effect from year to year if such continuance is approved at least annually by the Corporation's Board of Directors, or by vote of a majority of the outstanding Shares of a Fund (as defined in the prospectus), and by a majority of the Directors who are not parties to the advisory agreement or interested persons (as defined in the Investment Company Act of 1940) of any party to the advisory agreement, by vote cast in person at a meeting called for such purpose. The advisory agreement is terminable at any time on sixty days' written notice without penalty by the Directors, by vote of a majority of the outstanding Shares of a Fund, or by M&T Bank. The advisory agreement also terminates automatically in the event of its assignment, as defined in the Investment Company Act of 1940.

Advisory Fees

For its advisory services, M&T Bank receives an annual investment advisory fee as described in the Prospectus.

For the fiscal years ended April 30, 1998, 1997, and 1996, for the Government Fund, NY Municipal Income Fund and Mid Cap Value Fund, M&T Bank earned advisory fees of $378,409, $258,550, and $227,041; $279,035, $234,511, and $209,254; and
$968,660, $308,825, and $102,300 respectively, of which $45,997, $61,752, and
$48,652; $117,123, $115,657, and $91,153; and $0, $0, and $541, respectively, were voluntarily waived.

In addition, for the fiscal years ended April 30, 1998, 1997, and 1996, for the Government Fund, NY Municipal Income Fund, and Mid Cap Value Fund, M&T Bank reimbursed $0, $0, and $0; $0, $0, and $0; and $0, $0, and $0, respectively, of other operating expenses.

For the fiscal year ended April 30, 1998, and the period from July 3, 1996 (date of initial public investment) to April 30, 1997, for the Mid Cap Growth Fund, M&T Bank earned advisory fees of $453,674 and $137,485, of which $0 and $63,215 were voluntarily waived. In addition, for the fiscal year ended April 30, 1998, and the period from July 3, 1996 (date of initial public investment) to April 30, 1997, for the Mid Cap Growth Fund, M&T Bank reimbursed $0 and $67,000 of other operating expenses.

For the period from September 25, 1997 (date of initial public investment) to April 30, 1998, for the Large Cap Value Fund, M&T Bank earned advisory fees of $83,847, of which $53,453 was voluntarily waived. In addition, for the period from September 25, 1997 (date of initial public investment) to April 30, 1998, for the Large Cap Value Fund, M&T Bank reimbursed $0 of other operating expenses.

Prior to January 1, 1997, Harbor Capital Management ("Harbor") served as the Mid Cap Value Fund's sub-adviser. For the fiscal year ended April 30, 1996, Harbor earned $255,750. For the period from April 30, 1996 to December 31, 1996, Harbor earned $297,904.

Other Services

Administrative Services
Federated Administrative Services ("FAS"), a subsidiary of Federated Investors, Inc., provides administrative personnel and services to the Funds. Federated Services Company provides the Funds with certain financial, administrative, transfer agency and Fund accounting services. These services are provided for an aggregate annual fee as described in the Prospectus. For the period from December 1, 1997 to April 30, 1998, the Government Fund, NY Municipal Income Fund, Mid Cap Value Fund, Mid Cap Growth Fund and Large Cap Value Fund incurred costs for administrative services of $33,699; $23,384; $78,952; $35,341; and $12,991, respectively.

Prior to December 1, 1997, FAS was paid by the Funds based on the following fee schedule:

---------------------------- ---------------------------------------------------
 Maximum Administrative Fee      Aggregate Daily Net Assets of the Corporation
---------------------------- ---------------------------------------------------
           0.150%                          on the first $250 million
           0.125%                          on the next $250 million
           0.100%                          on the next $250 million
           0.075%                     on asset in excess of $750 million
---------------------------- ---------------------------------------------------
The minimum administrative fee received during any year was $50,000 per Fund.

For the period from May 1, 1997 to November 30, 1997, and the fiscal years ended April 30, 1997, and 1996, the Government Fund, NY Municipal Income Fund, and Mid Cap Value Fund incurred costs for administrative services of $30,378, $50,000, and $49,999; $29,317, $50,000, and $50,001; $81,883, $90,371, and $58,037;,
respectively, of which $571, $11,168, and $9,295; $6,213, $14,660, and $10,672;
and $0, $0, and $0, respectively, were voluntarily waived.

For the period from May 1, 1997 to November 30, 1997, and the period from July 3, 1996 (date of initial public investment) to April 30, 1997, the Mid Cap Growth Fund incurred costs for administrative services of $30,516, and $41,371, of which $2,685 and $24,932, were voluntarily waived. For the period from September 25, 1997 (date of initial public investment) to November 30, 1997, the Large Cap Value Fund incurred costs for administrative services of $8,630, of which $8,630, was voluntarily waived.

Custodian and Portfolio Accountant
State Street Bank and Trust Company ("State Street Bank"), Boston, Massachusetts, is custodian for the securities and cash of the Funds. Federated Services Company, Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779 provides certain accounting and recordkeeping services with respect to the Funds' portfolio investments.

Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company, Pittsburgh, Pennsylvania, the Funds' registered transfer agent, maintains all necessary shareholder records.

Independent Auditors
The independent auditors for the Funds are Ernst & Young LLP, Pittsburgh, Pennsylvania.

Brokerage Transactions

Pursuant to the Funds' advisory agreement, M&T Bank determines which securities are to be sold and purchased by the Fund and which brokers are to be eligible to execute its portfolio transactions. Portfolio securities of the Funds are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from dealers serving as market makers may include the spread between the bid and asking price. While M&T Bank generally seeks competitive spreads or commissions, a Fund may not necessarily pay the lowest spread or commission available on each transaction for reasons discussed below.

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the adviser looks for prompt execution of the order at a favorable price. In working with dealers, the adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Directors. The adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Funds or to the adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the adviser or its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

The Funds will not execute portfolio transactions through, acquire portfolio securities issued by, make savings deposits in, or enter into repurchase or reverse repurchase agreements with M&T Bank, or its affiliates, and will not give preference to M&T Bank's correspondents with respect to such transactions, securities, savings deposits, repurchase agreements and reverse repurchase agreements. While serving as investment adviser to the Funds, M&T Bank has agreed to maintain its policy and practice of conducting its Capital Advisers and Trust Groups independently of its Commercial Department.

The Funds' advisory agreement provides that, in making investment recommendations for the Funds, Capital Advisers and Trust Groups personnel will not inquire or take into consideration whether the issuer of securities proposed for purchase or sale by the Funds is a customer of the Commercial Department and, in dealing with its commercial customers, the Commercial Department will not inquire or take into consideration whether securities of such customers are held by the Funds.

Although investment decisions for the Funds are made independently from those of the other accounts managed by M&T Bank, investments of the type the Funds may make may also be made by those other accounts. When the Funds and one or more other accounts managed by M&T Bank are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by M&T Bank to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Funds or the size of the position obtained or disposed of by the Funds. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Funds.

For the fiscal years ended April 30, 1998, 1997, and 1996, the Government Fund and NY Municipal Income Fund paid no brokerage commissions on brokerage transactions.

     For the fiscal years ended April 30, 1998, 1997, and 1996, the Mid Cap Value Fund paid $259,177, $304,622, and $128,098, respectively, in commissions on brokerage transactions.

For the fiscal year ended April 30, 1998, and the period from July 3, 1996 (date of initial public investment) to April 30, 1997, the Mid Cap Growth Fund paid brokerage commissions in the amount of $113,127 and $62,973, respectively.

For the period from September 25, 1997 (date of initial public investment) to April 30, 1998, the Large Cap Value Fund paid brokerage commissions in the amount of $46,309.

Description of Fund Shares

The Corporation's Articles of Incorporation authorize the Board of Directors to issue up to thirty billion full and fractional Shares of Common Stock, of which twenty billion Shares have been classified into sixteen classes. Ten billion Shares remain unclassified at this time. Authorized classes of Shares for each Fund and amounts are as follows:

----------------------------------------------------- --------------------------
Fund Name                                            Authorized Class and Amount
----------------------------------------------------- --------------------------
Vision Money Market Fund                              2 billion Class A Shares
                                                      2 billion Class S Shares
Vision Treasury Money Market Fund                     2 billion Class A Shares
                                                      2 billion Class S Shares
Vision New York Tax-Free Money Market Fund            1 billion Class A Shares
Vision U.S. Government Securities Fund                1 billion Class A Shares
Vision New York Municipal Income Fund                 1 billion Class A Shares
Vision High Yield Bond Fund                           1 billion Class A Shares
Vision Mid Cap Value Fund                             1 billion Class A Shares
                                                      1 billion Class B Shares
Vision Mid Cap Growth Fund                            1 billion Class A Shares
                                                      1 billion Class B Shares
Vision Large Cap Value Fund                           1 billion Class A Shares
                                                      1 billion Class B Shares
Vision Large Cap Growth Fund                          1 billion Class A Shares
                                                      1 billion Class B Shares
----------------------------------------------------- -------------------------

The Board of Directors may classify or reclassify any unissued Shares of the Corporation into one or more additional classes by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption.

Shares have no subscription or pre-emptive rights and only such conversion or exchange rights as the Board of Directors may grant in its discretion. When issued for payment as described in the Funds' Prospectus and this SAI, the Funds' Shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Corporation, Shares of the Fund are entitled to receive the assets available for distribution belonging to the respective Shares of a Fund and a proportionate distribution, based upon the relative asset values of that Fund and the Corporation's other portfolios, of any general assets not belonging to any particular portfolio or class of Shares which are available for distribution.

Rule 18f-2 under the Investment Company Act of 1940 provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Corporation shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding Shares of each portfolio affected by the matter. A portfolio is affected by a matter unless it is clear that the interests of each portfolio in the matter are identical or that the matter does not affect any interest of the portfolio. Under Rule 18f-2, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a portfolio only if approved by a majority of the outstanding Shares of such portfolio. However, Rule 18f-2 also provides that the ratification of independent certified public accountants, the approval of principal underwriting contracts and the election of directors may be effectively acted upon by shareholders of the Corporation voting without regard to class. All Shares of all classes of each Fund in the Corporation have equal voting rights, except in matters affecting only a particular Fund or class of Shares, only Shares of that Fund or class of Shares are entitled to vote.

Notwithstanding any provision of Maryland law requiring a greater vote of the Corporation's Shares (or of any class voting as a class) in connection with any corporate action, unless otherwise provided by law (for example, by Rule 18f-2) or by the Corporation's Articles of Incorporation, the Corporation may take or authorize such action upon the favorable vote of the holders of more than 50% of the outstanding Common Stock of the Fund and the Corporation's other portfolios (voting together without regard to class).

How To Buy Shares

Shares of the Funds are sold at net asset value (plus a sales charge on Class A Shares only) on days on which the New York Stock Exchange and the Federal Reserve wire system are open for business. The procedures for purchasing Shares of the Funds are explained in the Funds' prospectus under "How to Buy
Shares."

Conversion to Federal Funds
It is the Funds' policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds. M&T Bank and State Street Bank act as the shareholders' agents in depositing checks and converting them to federal funds.

Conversion of Class B Shares
Class B Shares will automatically convert into Class A Shares on or around the 15th of the month eight full years from the purchase date. For purposes of conversion to Class A Shares, Shares purchased through the reinvestment of dividends and distributions paid on Class B Shares will be considered to be held in a separate sub-account. Each time any Class B Shares in the shareholder's account (other than those in the sub-account) convert to Class A Shares, an equal pro rata portion of the Class B Shares in the sub-account will also convert to Class A Shares. The conversion of Class B Shares to Class A Shares is subject to the continuing availability of a ruling from the Internal Revenue Service or an opinion of counsel that such conversions will not constitute taxable events for federal tax purposes. There can be no assurance that such ruling or opinion will be available, and the conversion of Class B Shares to Class A Shares will not occur if such a ruling or opinion is not available. In such event, Class B Shares would continue to be subject to higher expenses than Class A Shares for an indefinite period.

Determining Market Value Of Securities

The market value of the Funds' portfolio securities are determined as follows:

o for bond and other fixed income securities, as determined by an independent pricing service; or

o for equity securities, according to the last sales price on a national securities exchange, if applicable; or

o in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices; or

o for bond and other fixed income securities, as determined by an independent pricing service; or

o for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service or for short-term obligations with remaining maturities of 60 days or less at the time of purchase, at amortized cost; or

o for all other securities, at fair value as determined in good faith by the Directors.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may reflect: institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Funds will value futures contracts, options and put options on financial futures at their market values established by the exchanges at the close of option trading on such exchanges, unless the Directors determine in good faith that another method of valuing option positions is necessary.

Redeeming Fund Shares

The Funds redeem Shares at the next computed net asset value (less any applicable contingent deferred sales charge on Class B Shares only) after a Fund receives the redemption request. Redemption procedures are explained in the prospectus under "How to Redeem Shares." Although State Street Bank does not charge for telephone redemptions, it reserves the right to charge a fee for the cost of wire-transferred redemptions of less than $5,000.

Redemption in Kind
Although the Funds intend to redeem Shares in cash, they reserve the right under certain circumstances to pay the redemption price in whole or in part by a distribution of securities from a Fund's portfolio. To the extent available, such securities will be readily marketable.

Redemption in kind will be made in conformity with applicable Securities and Exchange Commission rules, taking such securities at the same value employed in determining net asset value and selecting the securities in a manner the Directors determine to be fair and equitable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving their securities and selling them before their maturity could receive less than the redemption value of their securities and could incur transaction costs.

Exchanging Securities For Fund Shares
The Funds may accept securities in exchange for Fund Shares. The Funds will allow such exchanges only upon prior approval of the Fund and a determination by the Fund and the Adviser that the securities to be exchanged are acceptable. Any securities exchanged must meet the investment objective and policies of a Fund and must have a readily ascertainable market value. The market value of any securities exchanged in an initial investment, plus any cash, must be at least equal to the minimum investment in the Funds. The Funds acquire the exchanged securities for investment and not for resale. Any interest accrued or dividends declared but not paid on the securities prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription or other rights attached to the securities become the property of the Funds, along with the securities. If an exchange is permitted, it will be treated as a sale for federal income tax purposes. Depending upon the cost basis of the securities exchanged for Fund Shares, a gain or loss may be realized by the investor.

Determining Net Asset Value

Net asset value generally changes each day. The days on which net asset value is calculated for Shares of the Funds are described in the prospectus.

Banking Laws

The Glass-Steagall Act and other banking laws and regulations presently prohibit a bank holding company registered under the Bank Holding Company Act of 1956 or any affiliate thereof from sponsoring, organizing or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, and from issuing, underwriting, selling or distributing securities in general. Such laws and regulations do not prohibit such a holding company or affiliate from acting as investment adviser, transfer agent, or custodian to such an investment company or from purchasing shares of such company as agent for and upon the order of their customers. Some entities providing services to the Fund are subject to such banking laws and regulations. They believe that they may perform those services for the Fund contemplated by any agreement entered into with the Fund without violating those laws or regulations. Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of present or future statutes and regulations, could prevent these entities from continuing to perform all or a part of the above services. If this happens, the Corporation's Board of Directors would consider alternative means of continuing available services. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

Tax Status

The Funds' Tax Status
The Funds will pay no federal income tax because they expect to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, a Fund must, among other requirements:

o derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;

o    invest in securities within certain statutory limits; and

o distribute to its shareholders at least 90% of its net income earned during the year.

Corporate Shareholder Information
In the case of a corporate shareholder, dividends of the Fund which represent interest on municipal bonds will become subject to the 20% corporate alternative minimum tax because the dividends are included in a corporation's "adjusted current earnings." The corporate alternative minimum tax treats 75% of the excess of a taxpayer's pre-tax "adjusted current earnings" over the taxpayer's alternative minimum taxable income as a tax preference item. "Adjusted current earnings" is based upon the concept of a corporation's "earnings and profits." Since "earnings and profits" generally includes the full amount of any Fund dividend, and alternative minimum taxable income does not include the portion of the Fund's dividend attributable to municipal obligation bonds, which are not private activity bonds, the difference will be included in the calculation of the corporation's alternative minimum tax.

Shareholders' Tax Status
No portion of any income dividend paid by the Funds is eligible for the dividends received deduction available to corporations. These dividends (to the extent taxable), and any short-term capital gains, are taxable as ordinary income.

Net income for dividend purposes includes (1) interest and dividends accrued and discount earned on a Fund's assets (including both original issue and market discount), less (2) amortization of any premium and accrued expenses directly attributable to such Fund, and the general expenses (e.g. legal, accounting and directors' fees) of the Corporation prorated to each Fund on the basis of its relative net assets.

     Capital Gains
     Capital gains experienced by a Fund could result in an increase in dividends. Capital losses could result in a decrease in dividends. If for some extraordinary reason a Fund realizes net long-term capital gains, it will distribute them at least once every 12 months.

Total Return

The Government Fund's (Class A Shares') average annual total returns for the one-year period ended April 30, 1998, and for the period from September 22, 1993 (date of initial public investment) to April 30, 1998, were 5.42% and 4.24%, respectively.

The NY Municipal Income Fund's (Class A Shares') average annual total returns for the one-year period ended April 30, 1998, and for the period from September 22, 1993 (date of initial public investment) to April 30, 1998, were 3.54% and 4.69%, respectively.

The Mid Cap Value Fund's (Class A Shares') average annual total returns for the one-year period ended April 30, 1998 and for the period from November 29, 1993 (date of initial public investment) to April 30, 1998, were 24.17% and 17.52%, respectively.

The Mid Cap Growth Fund's (Class A Shares') average annual total return for the one-year period ended April 30, 1998 and for the period from July 3, 1996 (date of initial public investment) to April 30, 1998, were 32.31% and 25.22%, respectively.

The Large Cap Value Fund's (Class A Shares') cumulative total return for the period from September 25, 1997 (date of initial public investment) to April 30, 1998, was 9.17%.

Cumulative total return reflects the Fund's total performance over a specific period of time. This total return assumes and is reduced by the payment of the maximum sales charge. The Large Cap Value Fund's total return is representative of only seven months of investment activity since the Fund's effective date.

The average annual total return for the Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the offering price per share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional Shares, assuming the monthly reinvestment of all dividends and distributions.

Yield

The yields for the (Class A Shares of) Government Fund, NY Municipal Income Fund, Mid Cap Value Fund, Mid Cap Growth Fund, and Large Cap Value Fund for the thirty-day period ended April 30, 1998, were 5.22%, 4.00%, 0.60%, 0.00%, and
1.55%, respectively.

The yield for the Funds is determined by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by the Fund over a thirty-day period by the maximum offering price per share of the Fund on the last day of the period. This value is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by the Fund because of certain adjustments required by the Securities and Exchange Commission and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in a Fund, the performance will be reduced for those shareholders paying those fees.

Tax-Equivalent Yield

The tax-equivalent yield for the (Class A Shares of) NY Municipal Income Fund for the thirty-day period ended April 30, 1998, was 6.14%. The tax-equivalent yield of the NY Municipal Income Fund is calculated similarly to the yield, but is adjusted to reflect the taxable yield that the Fund would have had to earn to equal its actual yield, assuming a combined federal and state marginal tax rate of 34.850%.

Tax-Equivalency Table
The NY Municipal Income Fund may also use a tax-equivalency table in advertising and sales literature. The interest earned by the municipal obligations in the NY Municipal Income Fund's portfolio generally remains free from federal income tax,* and often is free from state and local taxes as well. As the following table indicates, a "tax-free" investment is an attractive choice for investors, particularly in times of narrow spreads between tax-free and taxable yields.

Taxable Yield Equivalent for 1999 - STATE OF NEW YORK



Tax Bracket:
     Federal                              15.00%           28.00%             31.00%             36.00%        39.60%

Combined Federal and State               21.850%          34.850%            37.850%            42.850%       46.450%
----------------------------------------------------------------------------------------------------------------------
Joint Return                           $1-43,050  $43,051-104,050   $104,051-158,550  $158,551-283,150   Over 283,150
Single Return                          $1-25,750   $25,751-62,450    $62,451-130,250  $130,251-283,150   Over 283,150
Tax Exempt Yield:                     Taxable Yield Equivalent:
1.50%                                      1.92%            2.30%              2.41%            2.62%           2.80%
2.00%                                      2.56%            3.07%              3.22%            3.50%           3.73%
2.50%                                      3.20%            3.84%              4.02%            4.37%           4.67%
3.00%                                      3.84%            4.60%              4.83%            5.25%           5.60%
3.50%                                      4.48%            5.37%              5.63%            6.12%           6.54%
4.00%                                      5.12%            6.14%              6.44%            7.00%           7.47%
4.50%                                      5.76%            6.91%              7.24%            7.87%           8.40%
5.00%                                      6.40%            7.67%              8.05%            8.75%           9.34%
5.50%                                      7.04%            8.44%              8.85%            9.62%          10.27%
6.00%                                      7.68%            9.21%              9.65%           10.50%          11.20%

     Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions. Performance Comparisons

The performance of Shares of the Funds depends upon such variables as:

o        portfolio quality;

o        average portfolio maturity;

o        type of instruments in which the portfolio is invested;

o        changes in interest rates and market value of portfolio securities;

o        changes in a Fund's expenses; and

o        various other factors.

The Funds' performances fluctuate on a daily basis largely because net earnings and offering price per share fluctuate daily. Both net earnings and offering price per share are factors in the computation of yield and total return as described above.

Investors may use financial publications and/or indices to obtain a more complete view of each Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Funds use in advertising may include:

o Lipper Analytical Services, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time. From time to time, the Government Fund and the NY Municipal Income Fund will quote their Lipper rankings in the "General U.S. Government Funds" and the "New York Municipal Bond Funds" categories, respectively, in advertising and sales literature. (All Funds)

o Dow Jones Industrial Average ("DJIA") represents share prices of selected blue chip industrial corporations. The DJIA indicates daily changes in the average price of stock of these corporations. Because it represents the top corporations of America, the DJIA index is a leading economic indicator for the stock market as a whole. (Mid Cap Value Fund, Mid Cap Growth Fund, Large Cap Value Fund and Large Cap Growth Fund)

o Lehman Brothers Government (LT) Index is an index composed of bonds issued by the U.S. government or its agencies which have at least $1 million outstanding in principal and which have maturities of ten years or longer. Index figures are total return figures calculated monthly. (Government
     Fund)

o Lehman Brothers Government/Corporate Total Index is comprised of approximately 5,000 issues which include non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed-rate, non-convertible domestic bonds of companies in industry, public utilities, and finance. Tracked by Lehman Brothers, the index has an average maturity of nine years. It calculates total returns for one month, three months, twelve months, and ten year periods, and year-to-date. (Government Fund and High Yield Bond Fund)

o Lehman Brothers Aggregate Bond Index is a total return index measuring both the capital price changes and income provided by the underlying universe of securities, weighted by market value outstanding. The Aggregate Bond Index is comprised of the Lehman Brothers Government Bond Index, Corporate Bond Index, Mortgage-Backed Securities Index and the Yankee Bond Index. These indices include: U.S. Treasury obligations, including bonds and notes; U.S. agency obligations, including those of the Farm Credit System, including the National Bank for Cooperatives and Banks for Cooperatives; foreign obligations, U.S. investment-grade corporate debt and mortgage-backed obligations. All corporate debt included in the Aggregate Bond Index has a minimum rating of BBB by S&P or Fitch, or a minimum rating of Baa by Moody's. (Government Fund and High Yield Bond Fund)

o Merrill Lynch Corporate And Government Index includes issues which must be in the form of publicly placed, nonconvertible, coupon-bearing domestic debt and must carry a term of maturity of at least one year. Par amounts outstanding must be no less than $10 million at the start and at the close of the performance measurement period. Corporate instruments must be rated by S&P or by Moody's as investment grade issues (i.e., BBB/Baa or better). (Government Fund and High Yield Bond Fund)

o Merrill Lynch Domestic Master Index includes issues which must be in the form of publicly placed, nonconvertible, coupon-bearing domestic debt and must carry a term to maturity of at least one year. Par amounts outstanding must be no less than $10 million at the start and at the close of the performance measurement period. The Domestic Master Index is a broader index than the Merrill Lynch Corporate and Government Index and includes, for example, mortgage related securities. The mortgage market is divided by agency, type of mortgage and coupon and the amount outstanding in each agency/type/coupon subdivision must be no less than $200 million at the start and at the close of the performance measurement period. Corporate instruments must be rated by S&P or by Moody's as investment grade issues (i.e., BBB/Baa or better). (Government Fund and High Yield Bond Fund)

     o Salomon Brothers AAA-AA Corporate Index calculates total returns of approximately 775 issues which include long-term, high grade domestic corporate taxable bonds, rated AAA-AA with maturities of twelve years or more and companies in industry, public utilities, and finance. (Government Fund)

o Salomon Brothers Long-Term High Grade Corporate Bond Index is an unmanaged index of long-term high grade corporate bonds issued by U.S. corporations with maturities ranging from 10 to 20 years.

o Lehman Brothers Intermediate Government/Corporate Bond Index is an unmanaged index comprised of all the bonds issued by the Lehman Brothers Government/Corporate Bond Index with maturities between 1 and 9.99 years. Total return is based on price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization. (Government Fund)

o

     The Salomon Brothers Total Rate-of-Return Index for mortgage pass-through securities reflects the entire mortgage pass-through market and reflects their special characteristics. The index represents data aggregated by mortgage pool and coupon within a given sector. A market-weighted portfolio is constructed considering all newly created pools and coupons. (Government Fund)

     o The Merrill Lynch Taxable Bond Indices include U.S. Treasury and agency issues and were designed to keep pace with structural changes in the fixed income market. The performance indicators capture all rating changes, new issues, and any structural changes of the entire market. (Government Fund)

o Lehman Brothers Government Index is an unmanaged index comprised of all publicly issued, non-convertible domestic debt of the U.S. government, or any agency thereof, or any quasi-federal corporation and of corporate debt guaranteed by the U.S. government. Only notes and bonds with a minimum outstanding principal of $1 million and a minimum maturity of one year are included. (Government Fund)

o Standard & Poor's Daily Stock Price Indices of 500 And 400 Common Stocks are composite indices of common stocks in industry, transportation, and financial and public utility companies that can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the Standard & Poor's indices assume reinvestment of all dividends paid by stocks listed on its indices. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the Standard & Poor's figures. (Mid Cap Value Fund, Mid Cap Growth Fund, Large Cap Value Fund and Large Cap Growth Fund)

o S&P/Barra Large Value Index and S&P/Barra Large Growth Index are constructed by sorting the S&P 500 based on their price/book ratios, with the low price/book companies forming the value index and the high price/book companies making up the growth index.

     o Russell 1000 Growth Index consists of those Russell 1000 securities with a greater-than-average growth orientation. Securities in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values. (Mid Cap Growth Fund)

o Russell 2000 Small Stock Index is a broadly diversified index consisting of approximately 2,000 small capitalization common stocks that can be used to compare to the total returns of funds whose portfolios are invested primarily in small capitalization common stocks. (Mid Cap Value Fund and Mid Cap Growth Fund)

     o Wilshire 5000 Equity Index consists of nearly 5,000 common equity securities, covering all stocks in the U.S. for which daily pricing is available, and can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. (Mid Cap Value Fund and Mid Cap Growth Fund)

     o Consumer Price Index is generally considered to be a measure of inflation. (Mid Cap Value Fund, Mid Cap Growth Fund, Large Cap Value Fund and Large Cap Growth Fund)

o New York Stock Exchange Composite Index is a market value weighted index which relates all NYSE stocks to an aggregate market value as of December 31, 1965, adjusted for capitalization changes. (Mid Cap Value Fund, Mid Cap Growth Fund Large Cap Value Fund and Large Cap Growth Fund)

o Value Line Composite Index consists of approximately 1,700 common equity securities. It is based on a geometric average of relative price changes of the component stocks and does not include income. (Mid Cap Value Fund, Mid Cap Growth Fund Large Cap Value Fund and Large Cap Growth Fund)

o NASDAQ Over-the-Counter Composite Index covers 4,500 stocks traded over the counter. It represents many small company stocks but is heavily influenced by about 100 of the largest NASDAQ stocks. It is a value-weighted index calculated on price change only and does not include income. (Mid Cap Value Fund and Mid Cap Growth Fund)

o AMEX Market Value Index covers approximately 850 American Stock Exchange stocks and represents less than 5% of the market value of all US stocks. The AMEX is a value-weighted index calculated on price change only and does not include income. (Mid Cap Value Fund and Mid Cap Growth Fund)

o Lehman Brothers New York Tax-Exempt Index is a total return performance benchmark for the New York long-term, investment grade, tax-exempt bond market. Returns and attributes for this index are calculated semi-monthly using approximately 22,000 municipal bonds classified as general obligation bonds (state and local), revenue bonds (excluding insured revenue bonds), insured bonds (includes all bond insurers with Aaa/AAA ratings), and prerefunded bonds. (NY Municipal Income Fund)

     o Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than l,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks. (All Funds)

Advertising and other promotional literature may include charts, graphs and other illustrations using the Funds' returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Funds can compare their performance, or performance for the types of securities in which it invests, to a variety of other investments, such as federally insured bank products, including time deposits, bank savings accounts, certificates of deposit, and Treasury bills, and to money market funds using the Lipper Analytical Services money market instruments average. Unlike federally insured bank products, the Shares of the Funds are not insured. Unlike money market funds, which attempt to maintain a stable net asset value, the net asset value of the Funds' Shares fluctuates. Advertisements may quote performance information which does not reflect the effect of the sales load.

Economic and Market Information
Advertising and sales literature for the Funds may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by the Funds' portfolio managers and their views and analysis on how such developments could affect the Funds. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute ("ICI"). For example, according to the ICI, thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 funds available.

Financial Statements

     The financial statements for the fiscal year ended April 30, 1998 are incorporated herein by reference to the Funds' Annual Report dated April 30, 1998 and the un-audited financial statements for the six-month reporting period ended October 31, 1998 are incorporated herein by reference to the Funds' Semi-Annual Report dated October 31, 1998. (File Nos. 33-20673 and 811-5514). Free copies of the Annual Report and Semi-Annual Report will proceed or accompany this SAI.




PART C.         OTHER INFORMATION.

Item 24.          Financial Statements and Exhibits:

(a) Financial Statements. Incorporated by reference to the Registrant's Annual Report dated April 30, 1998 and Semi-Annual Report dated October 31, 1998.

(b)    Exhibits:
       (1)      (i)      Conformed copy of Amended Articles of Incorporation of
                         the Registrant; 21
                (ii)     Conformed copy of Articles Supplementary; 8
                (iii)    Conformed copy of Articles Supplementary dated
                          May 29, 1996; 15
(iv)   Conformed copy of Articles Supplementary dated       April 20, 1998; 21
(v)    Form of Articles of Amendment effective May 1, 1999; +
(vi)   Form of Articles Supplementary effective May 1, 1999; +
       (2)      (i)      Copy of By-Laws of the Registrant; 11
                (ii)     Copy of Amendment No. 1 to Bylaws; 21
       (3)      Not applicable;
       (4)      (i)      Copy of Specimen Certificate for Shares of Capital
                         Stock of the Registrant; 8
                (ii)     Copy of Specimen Certificate for Shares of Capital
                          Stock of the Vision Capital Appreciation Fund; 15
       (5)      (i)      Conformed copy of Investment Advisory Contract of the
                         Registrant; 9
(ii)   Conformed copy of Subadvisory Agreement for the Vision New York Tax-Free
                    Money Market Fund; +
                (iii)    Conformed copy of Exhibit B to Investment Advisory
                          Contract; 14
(iv)   Conformed copy of Exhibit C to Investment Advisory .....Contract; 19
(v) Conformed copy of Investment Advisory Contract for the Vision New York Tax-Free Money Market Fund including Exhibit A; +
(vi)   Form of Exhibit D to the Investment Advisory ..Contract; +
(vii)  Form of Exhibit E to the Investment Advisory ...........Contract; +


+    All Exhibits have been filed electronically.

8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 11 on Form N-1A filed September 3, l993. (File Nos. 33-20673 and 811-5514)

9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 13 on Form N-1A filed December 27, 1993 (File Nos. 33-20673 and 811-5514)

11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 19 on Form N-1A filed June 27, 1994. (File Nos. 33-20673 and 811-5514)

14. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 23 on Form N-1A filed June 27, 1996. (File Nos. 33-20673 and 811-5514)

15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 24 on Form N-1A filed December 20, 1996. (File Nos. 33-20673 and 811-5514)

19. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 29 on Form N-1A filed September 24, 1997 (File Nos. 33-20673 and 811-5514)

21. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 31 on Form N-1A filed April 22, 1998 (File Nos. 33-20673 and 811-5514)

             (6) (i) Conformed copy of Distributor's Contract of the Registrant; 9 (ii) Conformed copy of Exhibit C to Distributor's Contract; 14 (iii) Conformed copy of
                    Exhibit D to the Distributor's Contract; 20
(iv)         Conformed copy of Exhibit E to the Distributor's     Contract; 22
(v)          Form of Exhibit F to the Distributor's Contract; +
(vi)         Form of Exhibit G to the Distributor's Contract; +
                    (vii) Conformed copy of Administrative Services
                    Agreement of the Registrant; 9 (viii) Conformed copy of Shareholder Services Plan of Registrant; 9 (ix)
                    Conformed copy of Exhibit A to Amended and Restated Shareholder Services Plan; 22 (x) Conformed copy of Amended and Restated Shareholder Services Agreement; 13
                    (xi) Copy of Amendment No. 1 to Exhibit A to
                    Shareholder Services Agreement; 14
(xii)        Copy of Amendment No. 2 to Exhibit A to Shareholder  Services
             Agreement; 18
(xiii)       Form of Amendment #1 to Amended and Restated ..Shareholder
             Services Plan; +
(xiv) Form of Amendment No. 1 (dated May 1, 1999) to Exhibit A to Shareholder Services Agreement; +
         (7) Not applicable;


+        All Exhibits have been filed electronically.

9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 13 on Form N-1A filed December 27, 1993 (File Nos. 33-20673 and 811-5514)

13. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 19 on Form N-1A filed May 3, 1996. (File Nos. 33-20673 and 811-5514)

14. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 23 on Form N-1A filed June 27, 1996. (File Nos. 33-20673 and 811-5514)

18. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 28 on Form N-1A filed August 6, 1997. (File Nos. 33-20673 and 811-5514)

20. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 30 on Form N-1A filed December 22, 1997. (File Nos. 33-20673 and 811-5514)

22. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 32 on Form N-1A filed July 8, 1988. (File Nos. 33-20673 and 811-5514)

     (8)   (i)   Conformed copy of Custodian Agreement of the Registrant; 12
           (ii)  Copy of Amendment No. 2 to Exhibit A to
                 Custodian Contract; 14
           (iii) Copy of Amendment No. 3 to Exhibit A to Custodian Contract; 18
(iv) Conformed copy of State Street Domestic Custody Fee  Schedule; 20
(v)  Form of Amendment No. 4 to Exhibit A to Custodian    Contract; +
     (9) (i) Conformed copy of Agreement for Fund Accounting
Services and Transfer Agency Services; 16 (ii) Copy of Exhibit 1 to Agreement for Fund Accounting Services and Transfer Agency Services; 18 (iii) Conformed copy of Amendment to Administrative Services Agreement and the Agreement for Fund Accounting Services and Transfer
                                    Agency Services; 20
(iv) Conformed copy of Amendment No. 1 to Exhibit 1 to Agreement for Fund Accounting Services and Transfer Agency Services; 22 (v) Form of Amendment #2 to
Exhibit 1 to the Agreement for Fund Accounting Services and Transfer Agency Services; + (vi) Conformed copy of Recordkeeping Agreement including exhibits A-C; + (vii) Form of Amendment #1 to Exhibit A to the Recordkeeping Agreement; +
(viii) Conformed copy of Sub-Transfer Agency Agreement; + (ix) Form of Amendment No. 1 to Exhibit A of the Sub-Transfer Agency Agreement; +
                  (10)     Conformed copy of Opinion and Consent of Counsel as
                           to legality of shares being registered; 11
                  (11)     Conformed copy of Consent of Independent Auditors; +
                  (12)     Not applicable;
                  (13)     Conformed copy of Initial Capital Understanding; 11
                  (14)     Not applicable;

----------------------------------
+ All Exhibits have been filed electronically.

11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 19 on Form N-1A filed June 27, 1994. (File Nos. 33-20673 and 811-5514)

12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 on Form N-1A filed June 26, 1995. (File Nos. 33-20673 and 811-5514)

14. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 23 on Form N-1A filed June 27, 1996. (File Nos. 33-20673 and 811-5514)

16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 26 on Form N-1A filed June 20, 1997. (File Nos. 33-20673 and 811-5514)

18. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 28 on Form N-1A filed August 6, 1997. (File Nos. 33-20673 and 811-5514)

20. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 30 on Form N-1A filed December 22, 1997. (File Nos. 33-20673 and 811-5514)

22. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 32 on Form N-1A filed July 8, 1988. (File Nos. 33-20673 and 811-5514)

        (15)     (i)      Copy of Rule 12b-1 Plan; 7
                 (ii)     Conformed copy of Exhibit B to Rule 12b-1 Plan; 14
(iii)    Conformed copy of Exhibit C to Rule 12b-1 Plan; 20
                           (iv)Conformed copy of Exhibit D to Rule 12b-1 Agreement;22 (v) Copy of Rule 12b-1 Agreement; 7 (vi) Copy of Exhibit B to Rule 12b-1 Agreement; 14 (vii) Copy of Exhibit C to Rule 12b-1 Agreement; 18 (viii) Amended and Restated Plan with conformed copy of Exhibit D; 22
(ix)              Copy of Dealer (Sales) Agreement; 7
(x)               Copy of Class B Shares 12b-1 Plan; +
(xi)              Form of Exhibit A to the Class B Shares 12b-1        Plan; +
(16)     (i)      Copy of Schedule for Computation of Fund Performance Data; 12
         (ii)     Copy of Schedule for Computation of Fund Performance Data for
                  the Vision Capital Appreciation Fund; 15
         (iii)    Copy of Schedule for Computation of Fund Performance Data for
                  the Vision Equity Income Fund; 20
(17)     Copy of Financial Data Schedules;+
(18)  (i) Conformed copy of the Registrant's Multiple Class Plan with conformed copies of Exhibits A and B;22
(ii) Form of Exhibit C to the Multiple Class Plan; + (iii) Form of Exhibit D to the Multiple Class Plan; +
                  (19)     Conformed copy of Power of Attorney; 14

Item 25.          Persons Controlled by or Under Common Control with Registrant:
                  None


----------------------------------
+ All Exhibits have been filed electronically.

7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 9 on Form N-1A filed June 17, 1993. (File Nos. 33-20673 and 811-5514)

12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 on Form N-1A filed June 26, 1995. (File Nos. 33-20673 and 811-5514)

14. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 23 on Form N-1A filed June 27, 1996. (File Nos. 33-20673 and 811-5514)

15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 24 on Form N-1A filed December 20, 1996. (File Nos. 33-20673 and 811-5514)

18. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 28 on Form N-1A filed August 6, 1997. (File Nos. 33-20673 and 811-5514)

20. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 30 on Form N-1A filed December 22, 1997. (File Nos. 33-20673 and 811-5514)

22. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 32 on Form N-1A filed July 8, 1988. (File Nos. 33-20673 and 811-5514)

Item 26.          Number of Holders of Securities:

                                                       Number of Record Holders
                  Title of Class                        as of February 18, 1999
                  --------------                       -------------------------

                  Shares of capital stock
                  ($0.001 per Share par value)

                  Vision Money Market Fund
                  Class A Shares                                        16,196
                  Class S Shares                                        116
                  Vision New York Tax-Free Money Market Fund  592
                  Vision Treasury Money Market Fund
                  Class A Shares                                        886
                  Class S Shares                                        140
                  Vision U.S. Government Securities Fund      934
                  Vision New York Municipal Income Fund       1,466
                  Vision Growth and Income Fund                         7,190
                  Vision Capital Appreciation Fund                      3,967
                  Vision Equity Income Fund                             1,463

Item 27.          Indemnification:  7

Item 28.          Business and Other Connections of Investment Adviser:

      (a) Manufacturers & Traders Trust Company ("M&T Bank") performs investment advisory services for the Registrant. M&T Bank is the principal banking subsidiary of M&T Bank Corporation, a $20.6 billion bank holding company, as of December 31, 1998, headquartered in Buffalo, New York. As of December 31, 1998, M&T Bank over 247 offices throughout New York State, Pennsylvania and an office in Nassau, The Bahamas.

                  M&T Bank was founded in 1856 and provides comprehensive banking and financial services to individuals, governmental entities and businesses throughout western New York and Pennsylvania. As of December 31, 1998, M&T Bank had over $4.5 billion in assets under management for which it has investment discretion (which includes employee benefits, personal trusts, estates, agencies and other accounts). As of December 3l, 1998, M&T Bank managed $1.51 billion in VISION money market mutual fund assets. Except for Vision Group of Funds, Inc., M&T Bank does not presently provide investment advisory services to any other registered investment companies.

                  The principal executive Officers and the Directors of M&T Bank are set forth in the following tables. Unless otherwise noted, the position listed under Other Substantial Business, Profession, Vocation or Employment is with M&T Bank.
---------------------

7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 9 on Form N-1A filed June 17, 1993. (File Nos. 33-20673 and 811-5514)



      (b)
                                                                                Other Substantial
                                               Position with                    Business, Profession,
     Name                                      the Adviser                      Vocation or Employment

William F. Allyn                               Director                         President, Welch Allyn, Inc.
P.O. Box 50
Skaneateles Falls, NY  13153-0050

Brent D. Baird                                 Director                         Private Investor
1350 One M&T Plaza
Buffalo, NY  14203-2396

Robert J. Bennett                              Director and                     Chairman, M&T Bank
P.O. Box 4983                                  Executive Officer                Corporation and Vice
Syracuse, NY  13221-4983                                                        Chairman, M&T Bank

C. Angela Bontempo                             Director                         President, Bontempo &
207 Commerce Drive                                                              Associates, LLC
Amherst, NY  14228-2302

Robert T. Brady                                Director                         Chairman, President and
East Aurora, NY  14052-0018                                                     Chief Executive Officer,
                                                                                Moog Inc.

Emerson L. Brumback                            Executive Officer                Executive Vice
One M&T Plaza, 19th Floor                                                       President, M&T Bank
Buffalo, NY  14203-2396                                                         Corporation and
                                                                                M&T Bank

Atwood Collins, III                            Executive Officer                Executive Vice
350 Park Avenue                                                                 President, and
6th Floor                                                                       President and Chief
New York, NY  10022-6022                                                        Executive Officer, New
                                                                                 York City Division
                                                                                of Manufacturers and
                                                                                Traders Trust
Company;
                                                                                and Executive Vice
                                                                                President, M&T Bank
                                                                                Corporation

Mark J. Czarnecki                              Executive Officer                Executive Vice
One M&T Plaza                                                                   President,
9th Floor                                                                       Manufacturers and
Buffalo, NY  14203-2399                                                         Traders Trust Company


Richard E. Garman                              Director                         President and Chief
2544 Clinton Street                                                             Executive Officer,
Buffalo, NY  14224-1092                                                         A.B.C. Paving Co., Inc.
                                                                                and Buffalo Crushed
Stone, Inc.

James V. Glynn                                 Director                         President,
151 Buffalo Avenue                                                              Maid of the Mist
Suite 204                                                                       Corporation
Niagara Falls, NY  14303-1288






Brian E. Hickey                                Executive Officer                Executive Vice President
255 East Avenue                                                                 and President, Rochester
3rd Floor                                                                       Division-Manufacturers
Rochester, NY  14604-2624                                                       and Traders Trust
                                                                                Company; and
                                                                                Executive
                                                                                Vice President,
                                                                                M&T Bank Corporation

Patrick W.E. Hodgson                           Director                         President, Cinnamon
60 Bedford Road                                                                 Investments Limited
2nd Floor
Toronto, Ontario
Canada  M5R2K2

James L. Hoffman                               Executive Officer                Executive Vice President
700 Corporate Blvd.                                                             and President, Hudson
Suite 701                                                                       Valley Division-Newburgh, NY  12550-6046
Manufacturers
                                                                                and Traders Trust
                                                                                Company; and
                                                                                Executive Vice
                                                                                President, M&T Bank
Corporation

Samuel T. Hubbard, Jr.                         Director                         President & Chief
1059 West Ridge Road                                                            Executive Officer, The
Rochester, NY  14615-2731                                                       Alling & Cory
                                                                                Company

Robert J. Irwin                                Advisory Director                Chairman and Chief
                                                                                Executive Officer,
Ellicott Station                                                                ASA Limited
P.O. Box 1210
Buffalo, NY  14205-1210

Russell A. King                                Director                         Retired Partner and
4910 Red Pine Road                                                              Chief Executive Officer,
Manlius, NY  13104-1314                                                         King & King Architects,  Inc.

Adam C. Kugler                                 Executive Officer                Executive Vice President
                                                                                 350 Park Avenue and
Treasurer, M&T Bank
6th Floor                                                                       Corporation and M&T Bank
New York, NY  10022-6022

Wilfred J. Larson                              Director                         Retired President and
200 Bahia Point                                                                 Chief Executive Officer,
Naples, FL 34103-4368                                                           Westwood-Squibb
                                                                                Pharmaceuticals Inc.

Peter J. O'Donnell, Jr.                        Director                         President, Pine Tree
675 Highland Avenue                                                             Management Corporation
Clark Green, PA 18411-2502

Jorge G. Pereira                               Director                         Vice Chairman of the
350 Park Avenue                                                                 Board, M&T Bank
6th Floor                                                                       Corporation and
New York, NY  10022-6022                                                        Manufacturers and
                                                                                Traders Trust Company





John L. Pett                                   Executive Officer                Executive Vice President
One Fountain Plaza                                                              and Chief Credit
9th Floor                                                                       Officer, Maufacturers
Buffalo, NY  14203-1495                                                         Manufacturers and
                                                                                Traders Trust Company
                                                                                and M&T Bank
Corporation

Michael P. Pinto                               Executive Officer                Executive Vice President
One M&T Plaza                                                                   and Chief Financial
19th Floor                                                                      Officer, Manufacturers
Buffalo, NY  14203-2399                                                         and Traders Trust
                                                                                Company and M&T Bank
                                                                                Corporation

Melinda R. Rich                                Director                         President,
P.O. Box 245                                                                    Rich Entertainment
Buffalo, NY  14240-0245                                                         Group

Robert E. Sadler, Jr.                          Director and                     President, Manufacturers
One M&T Plaza                                  Executive Officer                and Traders Trust
19th Floor                                                                      Company and
Buffalo, NY  14203-2399                                                         Executive Vice
                                                                                President, M&T Bank
                                                                                Corporation

John L. Vensel                                 Director                         Chairman and Chief Executive
P.O. Box 977                                                                    Officer, Crucible Materials
Syracuse, NY 13201-0977                                                         Corporation

Herbert L. Washington                          Director                         President,
3280 Monroe Avenue                                                              H.L.W. Fast Track, Inc.
Rochester, NY  14618-4608

John L. Wehle, Jr.                             Director                         Chairman of the
445 St. Paul Street                                                             Board, President and
Rochester, NY  14605-1775                                                       Chief Executive
                                                                                Officer, Genessee
                                                                                Corporation

Robert G. Wilmers                              Director and                     President and Chief
One M&T Plaza                                  Executive Officer                Executive Officer,
19th Floor                                                                      M&T Bank Corporation;
Buffalo, NY  14203-2399                                                         and Chairman of the
                                                Board and Chief
                                                Executive Officer,
                                                Manufacturers and          Traders Trust Company

Item 29.          Principal Underwriters:

(a) Federated Securities Corp. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:

Automated Government Money Trust; Cash Trust Series II; Cash Trust Series, Inc.; CCB Funds; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Core Trust; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities
Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; Fixed Income Securities, Inc.; ; Hibernia Funds; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Regions Funds; RIGGS Funds; SouthTrust Funds; Tax-Free Instruments Trust; The Planters Funds; The Wachovia Funds; The Wachovia Municipal Funds; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Vision Group of Funds, Inc.; World Investment Series, Inc.; High Yield Cash Trust; Investment Series Trust; Star Funds; Targeted Duration Trust; The Virtus Funds; Trust for Financial Institutions;

     Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.

                  (b)


              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant


Richard B. Fisher                          Director, Chairman, Chief
Federated Investors Tower                  Executive Officer, Chief
1001 Liberty Avenue                        Operating Officer, Asst.
Pittsburgh, PA 15222-3779                  Secretary and Asst.
                                           Treasurer, Federated
                                           Securities Corp.

Edward C. Gonzales                         Director, Executive Vice                         President and
Federated Investors Tower                  President,                                       Treasurer
1001 Liberty Avenue                        Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas R. Donahue                          Director, Assistant Secretary
Federated Investors Tower                  and Assistant Treasurer
1001 Liberty Avenue                        Federated Securities Corp.
Pittsburgh, PA 15222-3779

James F. Getz                              President-Broker/Dealer,                               --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Fisher                             President-Institutional Sales,                         --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David M. Taylor                            Executive Vice President                               --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


Mark W. Bloss                              Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard W. Boyd                            Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Laura M. Deger                             Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.                       Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bryant R. Fisher                           Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Christopher T. Fives                       Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James S. Hamilton                          Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James M. Heaton                            Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Keith Nixon                                Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Solon A. Person, IV                        Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Timothy C. Pillion                         Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas E. Territ                           Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ernest G. Anderson                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Teresa M. Antoszyk                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Bohnet                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis                   Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David J. Callahan                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mary J. Combs                              Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.                     Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr.                     Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Kevin J. Crenny                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Daniel T. Culbertson                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

G. Michael Cullen                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Marc C. Danile                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Doyle                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jill Ehrenfeld                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark D. Fisher                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Joseph D. Gibbons                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John K. Goettlicher                        Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Raymond Hanley                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bruce E. Hastings                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Beth A. Hetzel                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James E. Hickey                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Charlene H. Jennings                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

H. Joseph Kennedy                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael W. Koenig                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael R. Manning                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark J. Miehl                              Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard C. Mihm                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Alec H. Neilly                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas A. Peters III                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert F. Phillips                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard A. Recker                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Eugene B. Reed                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul V. Riordan                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John Rogers                                Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Brian S. Ronayne                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas S. Schinabeck                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward L. Smith                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David W. Spears                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John A. Staley                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Colin B. Starks                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Tustin                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul A. Uhlman                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Miles J. Wallace                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John F. Wallin                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard B. Watts                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski                      Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael P. Wolff                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward R. Bozek                            Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Terri E. Bush                              Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Beth C. Dell                               Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David L. Immonen                           Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Renee L. Martin                            Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert M. Rossi                            Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Matthew S. Hardin                          Secretary,                                             --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Denis McAuley  Treasurer,                  --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Leslie K. Ross Assistant Secretary,        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

         (c)  Not applicable

Item 30.          Location of Accounts and Records:

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Vision Group of Funds, Inc.         Federated Investors Tower
                                    1001 Liberty Avenue
                                   Pittsburgh, Pennsylvania 15222-3779
     (Notices should be sent to the Agent for Service at the above address)

                                    5800 Corporate Drive,
                                    Pittsburgh, Pennsylvania 15237-7010

Federated Shareholder               P.O. Box 8600
Services Company                    Boston, Massachusetts  02266-8600
("Transfer Agent, Dividend
Disbursing Agent")

Federated Administrative Services   Federated Investors Tower
("Administrator")                   1001 Libery Avenue
                                    Pittsburgh, Pennsylvania 15222-3779

Manufacturers and Traders Trust     One M&T Plaza
Company                             Buffalo, New York  14240
("Adviser")

Federated Investment Counseling     Federated Investors Tower
("Sub-Adviser" to the Vision New)   1001 Libery Avenue
York Free Money Market Fund only)   Pittsburgh, Pennsylvania  15222-3779

State Street Bank and Trust Company  P.O. Box 8609
("Custodian")                        Boston, Massachusetts  02266-8609

Item 31.          Management Services:  Not applicable.

Item 32.          Undertakings:

                  Registrant hereby undertakes to comply with the provisions of
                  Section 16(c) of the 1940 Act with respect to the removal of Trustees/Directors and the calling of special shareholder meetings by shareholders.

                  Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, VISION GROUP OF FUNDS, INC., has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 12th day of March, 1999

                           VISION GROUP OF FUNDS, INC.

                           BY: /s/Victor R. Siclari
                           Victor R. Siclari, Secretary
                           Attorney in Fact for Edward C. Gonzales
                           March 12th, 1999




      Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

      NAME                          TITLE                                 DATE

By:   /s/ Victor R. Siclari
      Victor R. Siclari            Attorney In Fact              March 12, 1999
      SECRETARY                    For the Persons
                                   Listed Below

      NAME                            TITLE

Edward C. Gonzales*                President and Treasurer
                                   (Chief Executive Officer
                                   and Principal Financial and
                                   Accounting Officer)

Randall I. Benderson*              Director

Joseph J. Castiglia*               Director

Daniel R. Gernatt, Jr.*            Director

George K. Hambleton, Jr.*          Director


* By Power of Attorney